                   Registration Nos. 333-92380/811-21149

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/


         Pre-Effective Amendment No. 1                            /X/

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940/X/


         Amendment No. 1                                          /X/

                      T. ROWE PRICE RETIREMENT FUNDS, INC.
                      ------------------------------------
                Exact Name of Registrant as Specified in Charter

                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Address of Principal Executive Offices

                                  410-345-2000
                                  ------------
               Registrant's Telephone Number, Including Area Code

                                Henry H. Hopkins
                100 East Pratt Street, Baltimore, Maryland 21202
                ------------------------------------------------
                     Name and Address of Agent for Service


      Approximate Date of Proposed Public Offering September 27, 2002
                                                   ----------------------

         It is proposed that this filing will become effective (check appropriate box):

/ /      Immediately upon filing pursuant to paragraph (b)

/ /      On (date), pursuant to paragraph (b)
/ /      60 days after filing pursuant to paragraph (a)(1)
/ /      On (date), pursuant to paragraph (a)(1)
/ /      75 days after filing pursuant to paragraph (a)(2)
/ /      On (date), pursuant to paragraph (a)(2) of Rule 485
         If appropriate, check the following box:

/ / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PAGE 2
The purpose of this Registration Statement is to register the Registrant under the Investment Company Act of 1940, and to register the shares of the Registrant under the Securities Act of 1933.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states the Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the Registration Statement shall become effective on such date as the Commission, acting pursuant to Section 8(a) may determine.

SUBJECT TO COMPLETION

Information contained herein is subject to completion or amendment. A Registration Statement relating to these securities has been filed with the Securities and Exchange Commission. These securities may not be sold nor may offers to buy be accepted prior to the time the Registration Statement becomes effective. This Prospectus shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation, or sale would be unlawful prior to registration or qualification under the securities laws of any such state.

PROSPECTUS
                                                              September 30, 2002
T. ROWE PRICE

Retirement Funds

 Five retirement funds that blend stocks and bonds to achieve different risk and reward goals.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Retirement Funds, Inc.

  T. Rowe Price Retirement 2010 Fund
  T. Rowe Price Retirement 2020 Fund
  T. Rowe Price Retirement 2030 Fund
  T. Rowe Price Retirement 2040 Fund
  T. Rowe Price Retirement Income Fund
Prospectus

September 30, 2002




              ABOUT THE FUNDS
1
              Objective, Strategy, Risks, and Expenses       1

              --------------------------------------------------
              Other Information About the Funds              7

              --------------------------------------------------


              INFORMATION ABOUT ACCOUNTS
2             IN T. ROWE PRICE FUNDS
              Pricing Shares and Receiving                  10
              Sale Proceeds
              --------------------------------------------------
              Useful Information on                          1
              Distributions                                  3
              and Taxes
              --------------------------------------------------
              Transaction Procedures and                     1
              Special Requirements                           7
              --------------------------------------------------


              MORE ABOUT THE FUNDS
3
              Organization and Management                    2
                                                             1
              --------------------------------------------------
              Understanding Performance Information          2
                                                             4
              --------------------------------------------------
              Description of Underlying Funds                2
                                                             5
              --------------------------------------------------
              Investment Policies of the                     2
              Retirement                                     6
               Funds
              --------------------------------------------------
              Investment Policies and Practices of the       2
              Underlying Funds                               7
              --------------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                           2
              and Transaction Information                    8
              --------------------------------------------------
              Opening a New Account                          2
                                                             9
              --------------------------------------------------
              Purchasing Additional Shares                  30

              --------------------------------------------------
              Exchanging and Redeeming                       3
              Shares                                         1
              --------------------------------------------------
              Rights Reserved by the Funds                   3
                                                             3
              --------------------------------------------------
              Information About Your                         3
                                                             3
              Services
              --------------------------------------------------
              T. Rowe Price                                  3
                                                             6
              Brokerage
              --------------------------------------------------
              Investment Information                         3
                                                             7
              --------------------------------------------------
              T. Rowe Price                                  3
               P                                             8
              rivacy Policy
              --------------------------------------------------



 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $156.3 billion for more than eight million individual and institutional investor accounts as of June 30, 2002.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is each fund's objective?


   Retirement 2010 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 67% stocks and 33% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. Retirement 2010 Fund will convert into Retirement Income Fund approximately five years after the year 2010.

   Retirement 2020 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 79% stocks and 21% bonds, with an increasing allocation to bonds over time. Retirement 2020 Fund will convert into Retirement Income Fund approximately five years after the year 2020.

   Retirement 2030 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. Retirement 2030 Fund will convert into Retirement Income Fund approximately five years after the year 2030.

   Retirement 2040 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. Retirement 2040 Fund will convert into Retirement Income Fund approximately five years after the year 2040.

   Retirement Income Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.


 What is each fund's principal investment strategy?

   Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds. The following tables detail the way each portfolio will initially be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the

T. ROWE PRICE                                 2
   T. Rowe Price funds that will be used to represent those sectors, and the expected initial allocations to each individual fund.




 Table 1  Retirement 2010 Fund
  Asset Class                        Sector            Fund                  Allocation
  Conservative Fixed Income     5%  Short-Term Bonds  Short-Term Bond             5.0%
  Fixed Income                  28   Domestic Bonds    New Income                   20.0

                                    High Yield Bonds   High Yield                    8.0
  Stocks                        67  Large-Cap          Equity Index 500             21.0

                                    Large-Cap Growth  Growth Stock                  11.0
                                     Large-Cap Value  Value                         11.0
                                    Mid-Cap            Mid-Cap Growth                7.0
                                     Small Blend       Small-Cap Stock               7.0
                                    International                                   10.0
                                                      International Stock
 ---------------------------------------------------------------------------------------






 Table 2  Retirement 2020 Fund
  Asset Class                        Sector            Fund                  Allocation
  Fixed Income                 21%   Domestic Bonds    New Income                  12.5%

                                    High Yield Bonds   High Yield                    8.5
  Stocks                        79  Large-Cap          Equity Index 500             10.0

                                    Large-Cap Growth   Growth Stock                 21.0
                                     Large-Cap Value  Value                         21.0
                                    Mid-Cap            Mid-Cap Growth                7.5
                                     Small Blend       Small-Cap Stock               7.5
                                    International                                   12.0
                                                      International Stock
 ---------------------------------------------------------------------------------------






 Table 3  Retirement 2030 Fund
  Asset Class                        Sector            Fund                  Allocation
  Fixed Income                 10%   Domestic Bonds    New Income                   5.0%

                                    High Yield Bonds   High Yield                    5.0
  Stocks                        90  Large-Cap          Equity Index 500              6.0

                                    Large-Cap Growth   Growth Stock                 25.5
                                     Large-Cap Value  Value                         25.5
                                    Mid-Cap            Mid-Cap Growth                9.0
                                     Small Blend       Small-Cap Stock               9.0
                                    International                                   15.0
                                                      International Stock
 ---------------------------------------------------------------------------------------

INVESTING WITH T. ROWE PRICE                  3



 Table 4  Retirement 2040 Fund
  Asset Class                        Sector            Fund                  Allocation
  Fixed Income                 10%   Domestic Bonds    New Income                   5.0%

                                    High Yield Bonds   High Yield                    5.0
  Stocks                        90  Large-Cap          Equity Index 500              6.0

                                    Large-Cap Growth   Growth Stock                 25.5
                                     Large-Cap Value  Value                         25.5
                                    Mid-Cap            Mid-Cap Growth                9.0
                                     Small Blend       Small-Cap Stock               9.0
                                    International                                   15.0
                                                      International Stock
 ---------------------------------------------------------------------------------------






   Over time, the allocation to asset classes and individual funds will change according to a formula generally represented by the following "glide path." (The "glide" represents the shifting of asset classes.) As the glide path shows, the closer each fund gets to the stated retirement date, the more conservative its asset mix becomes.


LOGO



   Once the 2010 portfolio reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will be converted to the Retirement Income Fund. The other Retirement Funds will convert into the Retirement Income Fund when they reach their most conservative asset allocation. Such conversions will occur without shareholder vote so long as permissible under then existing law. The following table shows the expected asset-class allocations, as well as the individual underlying fund allocations, for the Retirement Income Fund.

T. ROWE PRICE                                 4



 Table 5 Retirement Income Fund
  Asset Class                          Sector            Fund                   Allocation
  Conservative Fixed Income     30%   Short-Term Bonds  Short-Term Bond          0-30.0%

                                      Money Market      Summit Cash Reserves
  Fixed Income                  30    Domestic Bonds    New Income                22.5
                                      High Yield Bonds  High Yield                 7.5
  Stocks                          40  Large-Cap          Equity Index 500     26.0
                                      Mid-Cap            Mid-Cap Growth       4.0
                                       Small Blend       Small-Cap Stock      4.0
                                      International      International Stock  6.0
 ------------------------------------------------------------------------------------------






   Broad asset class allocations are not expected to vary from the prescribed glide path formula by more than 5 percentage points, and individual fund exposures are not expected to vary by more than 3 percentage points. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

   Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.


   3 For details about each fund's investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the funds?

   The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. These include:

   General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund's invest-

INVESTING WITH T. ROWE PRICE                  5
   ment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.


   Small- and mid-cap stock risks. To the extent the funds own stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

   Growth and value approach risks. There are risks associated with each fund's exposure to investments representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may be appropriately priced.

   International risks. Funds that have exposure to investments overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  . Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.


  . General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  . Emerging market risk. To the extent the funds invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

   Fixed-income risks. To the extent that these funds have exposure to the bond or money market, they may be subject to the following risks:

  . Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be

T. ROWE PRICE                                 6
   "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.


  . Credit risk. This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.


   3 Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your estimated retirement date and risk tolerance. In general, these funds' investment programs assume a retirement age of 65. It is expected that shareholders will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.




 Table 6  Range of Average Weighted Expense Ratios as
of July 31, 2002*
                                                       Retirement       Retirement       Retirement
                                                           20               20               20
                     Retirement                             2                3                4           Retirement
                        2010                                0                0                0             Income

                                                           0.               0.               0.               0.
                                                           78               82               82               42
                                                         % to 0.          % to 0.          % to 0.          % to 0.
                                                           81               84                8               63
                   0.69% to 0.74%                           %                %                4                %
                                                                                              %
 ------------------------------------------------------------------------------------------------------------------------




 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Transaction Procedures and

   Special Requirements-Account Maintenance and Small Account Fees.


   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses midpoints of the ranges to show the expenses you would

INVESTING WITH T. ROWE PRICE                  7
   pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


     Fund                     1 year             3 years
     Retirement 2010           $74                 $230
                        ----------------------------------------
     Retirement 2020            82                  255
                        ----------------------------------------
     Retirement 2030            85                  265
                        ----------------------------------------
     Retirement 2040            85                  265
                        ----------------------------------------
     Retirement Income          54                  170
    -----------------------------------------------------------------





 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 What will happen on the target date?


   The fund will continue to "roll-down" to a more conservative allocation. About five years after its designated retirement year, the fund will be converted into the Retirement Income Fund.


 What are the funds' potential rewards?


   These funds aim to simplify the retirement planning process by offering a complete, professionally managed investment program. Each fund establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. The programs are designed to emphasize growth during the early phases of retirement asset accumulation, while focusing more on principal preservation and income at a time when lower risk and higher income may be more important. The manager will also regularly rebalance the portfolios to ensure they stay true to their stated glide paths.

   To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these funds offer five different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

   Investors should realize that the funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

T. ROWE PRICE                                 8
 How does a portfolio manager try to reduce risk?

   Consistent with each fund's objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

  . Diversification of assets to reduce the impact of a single holding or sector on a fund's net asset value.


  . Through research of stocks, bonds, and other securities by our analysis to find the most favorable investment opportunities.

  . Gradual shifts in stock, fixed income, and conservative fixed income allocations to take advantage of market opportunities and changing economic conditions.


   3 We regularly review the asset allocation and may make changes, within allowed ranges, based on our outlook for the economy, interest rates, and financial markets. The funds will not attempt to time short-term market swings.


 Why include foreign securities?

   The underlying funds may invest a portion of assets in foreign stocks and bonds, which offer advantages but also increase risk. The potential advantages are extra diversification and enhanced returns. Since foreign stock and bond markets may move independently from U.S. securities, they could reduce a fund's price fluctuations while offering a way to participate in markets that may generate attractive returns. However, if U.S. and foreign markets move in the same direction, the positive or negative effect on a fund's share price could be magnified.


 How is a bond's price affected by changes in interest rates?

   When interest rates rise, a bond's price usually falls, and vice versa. In general, the longer a bond's maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 7.


 Table 7  How Interest Rates May Affect Bond Prices
                                                                      Price of a $1,000 face value bond if interest rates:
  Bond maturity                            Coupon                         Increase                             Decrease
                                                           1 percent                   2 percent            1 percent    2 percent

  2 years                                 2.81%               $981                        $962                $1,020   $1,040
                                         ------------------------------------------------------------------------------------
  5 years                                 4.03                 956                         915                 1,046    1,095
                                         ------------------------------------------------------------------------------------
  10 years                                4.80                 925                         857                 1,083    1,173
                                         ------------------------------------------------------------------------------------
  30 years                                5.51                 869                         763                 1,164    1,369
 ----------------------------------------------------------------------------------------------------------------------------




 Coupons reflect yields on Treasury securities as of June 30, 2002. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

INVESTING WITH T. ROWE PRICE                  9
 Is there other information I can review before making a decision?


   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.

 INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS

   As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of taxable stock, bond, and money market funds.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   3 The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

INVESTING WITH T. ROWE PRICE                  11
   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   Japan Fund: Pricing and Transactions
   The Japan Fund's share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 2002 -January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31. In 2003-January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and
   31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


 How you can receive the proceeds from a sale


   3 When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

T. ROWE PRICE                                 12
  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   3 If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the time period shown:

  Fund                             Holding period  Redemption fee
  Diversified Small-Cap Growth        6 months     1.00%
                                   --------------------------------
  Developing Technologies              1 year      1.00%
                                   --------------------------------
  Emerging Europe & Mediterranean      1 year      2.00%
                                   --------------------------------
  Emerging Markets Stock               1 year      2.00%
                                   --------------------------------
  Equity Index 500                    6 months     0.50%
                                   --------------------------------
  Extended Equity Market Index        6 months     0.50%
                                   --------------------------------
  High Yield                           1 year      1.00%
                                   --------------------------------
  International Discovery              1 year      2.00%
                                   --------------------------------
  International Equity Index           6 months    1.00%
                                   --------------------------------
  Latin America                        1 year      2.00%
                                   --------------------------------
  Real Estate                         6 months     1.00%
                                   --------------------------------
  Small-Cap Value                      1 year      1.00%
                                   --------------------------------
  Tax-Efficient Balanced               1 year      1.00%
                                   --------------------------------
  Tax-Efficient Growth                2 years      1.00%
                                   --------------------------------
  Tax-Efficient Multi-Cap Growth      2 years      1.00%
                                   --------------------------------
  Total Equity Market Index           6 months     0.50%
                                   --------------------------------
  U.S. Bond Index                     6 months     0.50%
 -----------------------------------------------------------------------


   Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

INVESTING WITH T. ROWE PRICE                  13
   In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.


   The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, to shares redeemed through designated systematic withdrawal plans, or to shares purchased by the T. Rowe Price Spectrum Funds or T. Rowe Price Retirement Funds. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   3 All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The following chart provides details on dividend payments.

 Table 8  Dividend Payment Schedule
  Fund                                               Dividends
  Money market funds                 .Declared daily to shareholders of record
                                      as of 12 noon ET on that day. Purchases
                                      made after 12 noon ET receive the dividend
                                      on the next business day after payment has
                                      been received.

                                     .Paid on the first business day of each
                                      month.
 ---------------------------------------------------------------------------------
  Bond funds                         .Declared daily to shareholders of record
                                      as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
                                      payment has been received.

                                     .Paid on the first business day of each
                                      month.
 --------------------------------------------------------------------------------------
  These stock funds only:*           .Declared quarterly, if any, in March,
   .Balanced                          June, September, and December.

   . Dividend Growth                 .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
   . Equity Income

   . Equity Index 500

   . Growth & Income

   . Personal Strategy Balanced

   . Personal Strategy Income

   . Real Estate
 ---------------------------------------------------------------------------------
  Other stock funds*                 .Declared annually, if any, generally in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Retirement Funds:                  .Declared daily to shareholders of record
   . Retirement Income                as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
   . Retirement 2010                  payment has been received.

   . Retirement 2020                 .Paid on the first business day of each
                                      month.
   . Retirement 2030
                                     .Declared annually, if any, generally in
   . Retirement 2040                  December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Tax-Efficient Balanced*           Municipal Portion
                                     .Declared daily, paid on the last business
                                      day of March, June, September, and
                                      December.

                                    Equity Portion
                                     .Declared annually, if any, usually in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 --------------------------------------------------------------------------------------

T. ROWE PRICE                                 14
 * Mutual fund dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund's income consists of dividends paid by U.S. corporations.


   Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all

INVESTING WITH T. ROWE PRICE                  15
   dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.


 Capital gain payments

   If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

   Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.


   3 A capital gain or loss is the difference between the purchase and sale price of a security.

   Tax Information

   3 You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . A fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in

T. ROWE PRICE                                 16
   which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.


   Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. Under current law, it is anticipated that the automatic conversion of a portfolio into Retirement Income will not be a taxable event.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging

   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   3 Distributions are taxable whether reinvested in additional shares or received in cash.

INVESTING WITH T. ROWE PRICE                  17
   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.


   3 The preceding tax information summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   3 Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

T. ROWE PRICE                                 18
   Telephone, Tele*Access/(R)/, and online account transactions
   You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   3 T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies.

  . Trades placed directly with T. Rowe Price If you trade directly with T. Rowe
   Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.

   Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading pol-

INVESTING WITH T. ROWE PRICE                  19
   icy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.


 Account Maintenance and Small Account Fees


  . Small Account Fee (all funds except Index Funds) Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. Please note that the fee will be charged to accounts that fall below $2,000 for any reason, including market fluctuations, redemptions, or exchanges. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.

  . Account Maintenance Fee (Index Funds only) The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC/(R)/Networking.


 Signature Guarantees


   3 A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

T. ROWE PRICE                                 20
  . Remitting redemption proceeds to any person, address, or bank account not on record.
  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.
  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?


   T. Rowe Price Retirement Funds, Inc. (Retirement Funds) was incorporated in Maryland in 2002. Currently, Retirement Funds consists of five series, the Retirement 2010 Fund, the Retirement 2020 Fund, the Retirement 2030 Fund, the Retirement 2040 Fund, and the Retirement Income Fund (collectively referred to as "the funds"), each of which represents a separate class of shares and has different objectives and investment policies.


   3 Shareholders benefit from T. Rowe Price's 65 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions. . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.


 Who runs the funds?

   General Oversight

   Retirement Funds is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. The majority of the Board

T. ROWE PRICE                                 22
   members are independent of T. Rowe Price and T. Rowe Price International. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order ("Order") issued by the Securities and Exchange Commission in connection with the operation of the funds. The directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

   Portfolio Management

  The funds have an Investment Advisory Committee with the following members:
   Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, William T.Reynolds, Brian C. Rogers, and M. David Testa. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the funds' Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds' investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993.

   Management of the Underlying Funds
   T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to all of the underlying international funds. Each manager is responsible for selection and management of the underlying funds' portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

   T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.


 How are fund expenses determined?

   Each of the Retirement Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Retirement Fund's opera-

INVESTING WITH T. ROWE PRICE                  23
   tional expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price in its Investment Management Agreements with each of the Retirement Funds. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.


   3 Here is some information regarding the Special Servicing Agreements.

   The Special Servicing Agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund's savings from the operation of the Retirement Fund exceed these expenses.

   Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Retirement Funds.


   Under the Investment Management Agreements with the Retirement Funds, and the Special Servicing Agreements, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each of the underlying funds. Thus, the funds will operate at a zero expense ratio. Of course, shareholders of the funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each fund.

   The Management Fee
   T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds' Statements of Additional Information for specific fees.

   T. Rowe Price will determine how the funds' assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

T. ROWE PRICE                                 24
 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements,

   and in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last

INVESTING WITH T. ROWE PRICE                  25
   day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.



 DESCRIPTION OF UNDERLYING FUNDS
 ----------------------------------------------------------
   The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund's investment performance is directly related to the investment performance of these underlying funds.

   Table 9 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations, in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.


   3 For more information about an underlying fund, call:  1-800-638-5660

   The major characteristics of the underlying T. Rowe Price funds are as follows:




 Table 9  Description of Underlying Funds

  Fixed-Income Funds    Objective/Program


  High Yield            High
                        current
                         income and
                        , secondarily,
                         capital appreciation
                        .

                        Invests
                        in
                        a widely
                        diversified p
                        ortfolio of "junk" bonds
                        . A
                        verage maturity
                        is
                        expected to be in the 8- to
                        12-year range.
                        -------------------------------------------------------------------------------------------
  New Income            Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities.
                        A
                        verage maturity
                        is
                        expected to be between
                        four
                         and 15 years.
                        -------------------------------------------------------------------------------------------
  Short-Term Bond       High level of income consistent with minimal fluctuation in principal value and liquidity.
                        I
                        nvests
                        primarily
                        in
                        short- and intermediate-term
                        bonds
                        rated within the
                        four highest credit categories.
                         A
                        verage
                        maturity will not exceed three years.
                        -------------------------------------------------------------------------------------------
  Summit Cash Reserves  Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide stable share price of $1.00.

  Equity Funds          Objective/Program
  Equity Index 500      Performance equal to that of the Standard & Poor's 500 Stock Index
                        /(R)/
                        . Invests in the
                        stocks in the S&P 500 Index using a full replication strategy.
                        -------------------------------------------------------------------------------------------
  Growth Stock          Capital appreciation and secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
                        -------------------------------------------------------------------------------------------
  Mid-Cap Growth        Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
                        -------------------------------------------------------------------------------------------
  Small-Cap Stock       Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
 -----------------------------------------------------------------------------------------------------------------------
  Value                 Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

  International Fund    Objective/Program
  International Stock   Capital appreciation through investments primarily in the common stocks of established
                        non-U.S.
                         companies.
 -----------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                                 26
 INVESTMENT POLICIES OF THE RETIREMENT FUNDS
 ----------------------------------------------------------
   Each of the Retirement Fund's investment policies and practices are subject to further restrictions and risks which are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

   Reserve Position
   Each fund may invest its cash reserves in the Summit Cash Reserves Fund or in U.S. and foreign dollar-denominated money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

   Diversification
   Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

   Fundamental investment policies As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33/1//\\/3/\\% of each fund's total assets valued at market; (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33/1//\\/3/\\% of each fund's total assets valued at market. The funds may borrow money from other
   T. Rowe Price funds.

INVESTING WITH T. ROWE PRICE                  27
   Operating policies Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

   Other Investment Restrictions
   As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund's total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

   Portfolio Turnover

   Each Retirement Fund's portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund's shares; and (ii) maintain or modify the allocation of each fund's assets among the underlying funds within the percentage limits described earlier. Each fund's portfolio turnover rate for its initial period of operation is not expected to exceed 100%.



 INVESTMENT POLICIES AND PRACTICES OF THE UNDERLYING FUNDS
 ----------------------------------------------------------
   In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                              Tax Identification
                                                                          Number
We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund's NAV on the redemption date.

                                                       Transaction Confirmations
We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

                  Employer-Sponsored Retirement Plans and Institutional Accounts
                                                                   T. Rowe Price
                                                                   Trust Company
                                                                  1-800-492-7670
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA Rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

INVESTING WITH T. ROWE PRICE                  29
 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

T. ROWE PRICE                                 30
Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

                                                                     By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

                                                                       In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase ($1,000 for Summit Funds). $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds).

                                                                 By ACH Transfer
Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

                                                                         By Wire
Call Shareholder Services or use the wire instructions listed in Opening a New Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

INVESTING WITH T. ROWE PRICE                  31
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

/(For //mail via private carriers and overnight services//, see previous / /section.)/

                                                                    By Automatic
                                                                   Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers-By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or

T. ROWE PRICE                                 32
express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

INVESTING WITH T. ROWE PRICE                  33
 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (8) to act on instructions reasonably believed to be genuine; and
(9) to involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
                                                            Shareholder Services
                                                                  1-800-225-5132
                                                               Investor Services
                                                                  1-800-638-5660
Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the

T. ROWE PRICE                                 34
services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

                                                                Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

                                                  Investing for College Expenses
We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)
Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans
The T. Rowe Price College Savings Plan (for any U.S. resident), the Maryland College Investment Plan (for any U.S. resident), and the University of Alaska College Savings Plan (designed for Alaska residents) allow you to contribute on a tax-deferred basis toward a student's higher education. For more information on tax-related features and the plans' investment approaches, risks, and expenses, call toll-free 1-866-521-1894.

                                                              Automated Services
                                                                     Tele*Access
                                                                  1-800-638-2587
                                                                24 hours, 7 days
Tele*Access
24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, dupli-

INVESTING WITH T. ROWE PRICE                  35
cate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

                                                                     Web Address
                                                              www.troweprice.com
Online Account Access
You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

                                                               Plan Account Line
                                                                  1-800-401-3279
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

                                                                By Telephone and
                                                                       In Person
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH
With no charges to pay, you can move as little as $100 or as much as $100,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting
(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                                             Automatic Investing
Automatic Asset Builder
You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

T. ROWE PRICE                                 36
Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
                                                              To Open an Account
                                                                  1-800-638-5660
                                                                    For Existing
                                                             Brokerage Customers
                                                                  1-800-225-7720
Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35.00 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

/*Services //v//ary //b//y //f//irm./

INVESTING WITH T. ROWE PRICE                  37
/T. Rowe Price //Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

Shareholder Reports
Fund managers' annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. ROWE PRICE                                 38
 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
 For mutual fund or T. Rowe Price Brokerage information
 Investor Services
 1-800-638-5660

For existing accounts
 Shareholder Services
 1-800-225-5132

For the hearing impaired
 1-800-367-0763

For performance, prices,
account information, or
to conduct transactions
 Tele*Access/(R)/
 24 hours, 7 days
 1-800-638-2587

Internet address
 www.troweprice.com

Plan Account Line
 For retirement plan
 investors: The
 appropriate 800
 number appears on your retirement account statement.
Investor Centers
 For directions, call
 1-800-225-5132 or
 visit our Web site

Baltimore Area
Downtown
 105 East Lombard Street

Owings Mills
 Three Financial Center
 4515 Painters Mill Road

Boston Area
 386 Washington Street
 Wellesley

Chicago Area
 1900 Spring Road
 Suite 104
 Oak Brook

Colorado Springs
 2260 Briargate Parkway

Los Angeles Area
 Warner Center
 21800 Oxnard Street
 Suite 270
 Woodland Hills

New Jersey/New York Area
 51 JFK Parkway, 1st Floor
 Short Hills, New Jersey

San Francisco Area
 1990 N. California Blvd.
 Suite 100
 Walnut Creek

Tampa
 4211 W. Boy Scout Blvd.
 8th Floor

Washington, D.C. Area
Downtown
 900 17th Street, N.W.
 Farragut Square

Tysons Corner
 1600 Tysons Boulevard
 Suite 150
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

                                                             C16-040 9/30/02

1940 Act File No. 811-21149

PROSPECTUS
                                                              September 30, 2002
T. ROWE PRICE

Retirement Funds

 Five retirement funds that blend stocks and bonds to achieve different risk and reward goals.
(R)
 The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

T. Rowe Price Retirement Funds, Inc.

  T. Rowe Price Retirement 2010 Fund
  T. Rowe Price Retirement 2020 Fund
  T. Rowe Price Retirement 2030 Fund
  T. Rowe Price Retirement 2040 Fund
  T. Rowe Price Retirement Income Fund
Prospectus

September 30, 2002




              ABOUT THE FUNDS
1
              Objective, Strategy, Risks, and Expenses       1

              --------------------------------------------------
              Other Information About the Funds              7

              --------------------------------------------------


              INFORMATION ABOUT ACCOUNTS
2             IN T. ROWE PRICE FUNDS
              Pricing Shares and Receiving                  10
              Sale Proceeds
              --------------------------------------------------
              Useful Information on                          1
              Distributions                                  3
              and Taxes
              --------------------------------------------------
              Transaction Procedures and                     1
              Special Requirements                           7
              --------------------------------------------------


              MORE ABOUT THE FUNDS
3
              Organization and Management                    2
                                                             1
              --------------------------------------------------
              Understanding Performance Information          2
                                                             4
              --------------------------------------------------
              Description of Underlying Funds                2
                                                             5
              --------------------------------------------------
              Investment Policies of the                     2
              Retirement                                     6
               Funds
              --------------------------------------------------
              Investment Policies and Practices of the       2
              Underlying Funds                               7
              --------------------------------------------------


              INVESTING WITH T. ROWE PRICE
4
              Account Requirements                           2
              and Transaction Information                    8
              --------------------------------------------------
              Opening a New Account                          2
                                                             9
              --------------------------------------------------
              Purchasing Additional Shares                  30

              --------------------------------------------------
              Exchanging and Redeeming                       3
              Shares                                         1
              --------------------------------------------------
              Rights Reserved by the Funds                   3
                                                             3
              --------------------------------------------------
              Information About Your                         3
                                                             3
              Services
              --------------------------------------------------
              T. Rowe Price                                  3
                                                             6
              Brokerage
              --------------------------------------------------
              Investment Information                         3
                                                             7
              --------------------------------------------------
              T. Rowe Price                                  3
               P                                             8
              rivacy Policy
              --------------------------------------------------



 Founded in 1937 by the late Thomas Rowe Price, Jr., T. Rowe Price Associates, Inc., and its affiliates managed $156.3 billion for more than eight million individual and institutional investor accounts as of June 30, 2002.
 Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve, or any other government agency, and are subject to investment risks, including possible loss of the principal amount invested.

 ABOUT THE FUNDS
 OBJECTIVE, STRATEGY, RISKS, AND EXPENSES
 ----------------------------------------------------------

 What is each fund's objective?


   Retirement 2010 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 67% stocks and 33% bonds, with both an increasing allocation to bonds and an increasing emphasis to short-term bonds over time. Retirement 2010 Fund will convert into Retirement Income Fund approximately five years after the year 2010.

   Retirement 2020 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 79% stocks and 21% bonds, with an increasing allocation to bonds over time. Retirement 2020 Fund will convert into Retirement Income Fund approximately five years after the year 2020.

   Retirement 2030 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 90% stocks and 10% bonds for several years, then increasing the allocation to bonds over time. Retirement 2030 Fund will convert into Retirement Income Fund approximately five years after the year 2030.

   Retirement 2040 Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio initially consisting of about 90% stocks and 10% bonds for a substantial number of years, then increasing the allocation to bonds over time. Retirement 2040 Fund will convert into Retirement Income Fund approximately five years after the year 2040.

   Retirement Income Fund The highest total return over time consistent with an emphasis on both capital growth and income. We pursue this objective by investing in a diversified portfolio consisting of about 40% stocks and 60% bonds.


 What is each fund's principal investment strategy?

   Each fund will seek to achieve its objective by investing in a set of underlying T. Rowe Price mutual funds. The following tables detail the way each portfolio will initially be allocated among the various asset classes. They also show which sectors within those asset classes the portfolios will have exposure to, the

T. ROWE PRICE                                 2
   T. Rowe Price funds that will be used to represent those sectors, and the expected initial allocations to each individual fund.




 Table 1  Retirement 2010 Fund
  Asset Class                        Sector            Fund                  Allocation
  Conservative Fixed Income     5%  Short-Term Bonds  Short-Term Bond             5.0%
  Fixed Income                  28   Domestic Bonds    New Income                   20.0

                                    High Yield Bonds   High Yield                    8.0
  Stocks                        67  Large-Cap          Equity Index 500             21.0

                                    Large-Cap Growth  Growth Stock                  11.0
                                     Large-Cap Value  Value                         11.0
                                    Mid-Cap            Mid-Cap Growth                7.0
                                     Small Blend       Small-Cap Stock               7.0
                                    International                                   10.0
                                                      International Stock
 ---------------------------------------------------------------------------------------






 Table 2  Retirement 2020 Fund
  Asset Class                        Sector            Fund                  Allocation
  Fixed Income                 21%   Domestic Bonds    New Income                  12.5%

                                    High Yield Bonds   High Yield                    8.5
  Stocks                        79  Large-Cap          Equity Index 500             10.0

                                    Large-Cap Growth   Growth Stock                 21.0
                                     Large-Cap Value  Value                         21.0
                                    Mid-Cap            Mid-Cap Growth                7.5
                                     Small Blend       Small-Cap Stock               7.5
                                    International                                   12.0
                                                      International Stock
 ---------------------------------------------------------------------------------------






 Table 3  Retirement 2030 Fund
  Asset Class                        Sector            Fund                  Allocation
  Fixed Income                 10%   Domestic Bonds    New Income                   5.0%

                                    High Yield Bonds   High Yield                    5.0
  Stocks                        90  Large-Cap          Equity Index 500              6.0

                                    Large-Cap Growth   Growth Stock                 25.5
                                     Large-Cap Value  Value                         25.5
                                    Mid-Cap            Mid-Cap Growth                9.0
                                     Small Blend       Small-Cap Stock               9.0
                                    International                                   15.0
                                                      International Stock
 ---------------------------------------------------------------------------------------

INVESTING WITH T. ROWE PRICE                  3



 Table 4  Retirement 2040 Fund
  Asset Class                        Sector            Fund                  Allocation
  Fixed Income                 10%   Domestic Bonds    New Income                   5.0%

                                    High Yield Bonds   High Yield                    5.0
  Stocks                        90  Large-Cap          Equity Index 500              6.0

                                    Large-Cap Growth   Growth Stock                 25.5
                                     Large-Cap Value  Value                         25.5
                                    Mid-Cap            Mid-Cap Growth                9.0
                                     Small Blend       Small-Cap Stock               9.0
                                    International                                   15.0
                                                      International Stock
 ---------------------------------------------------------------------------------------






   Over time, the allocation to asset classes and individual funds will change according to a formula generally represented by the following "glide path." (The "glide" represents the shifting of asset classes.) As the glide path shows, the closer each fund gets to the stated retirement date, the more conservative its asset mix becomes.


LOGO



   Once the 2010 portfolio reaches its most conservative planned allocation, approximately five years after its stated retirement date, it will be converted to the Retirement Income Fund. The other Retirement Funds will convert into the Retirement Income Fund when they reach their most conservative asset allocation. Such conversions will occur without shareholder vote so long as permissible under then existing law. The following table shows the expected asset-class allocations, as well as the individual underlying fund allocations, for the Retirement Income Fund.

T. ROWE PRICE                                 4



 Table 5 Retirement Income Fund
  Asset Class                          Sector            Fund                   Allocation
  Conservative Fixed Income     30%   Short-Term Bonds  Short-Term Bond          0-30.0%

                                      Money Market      Summit Cash Reserves
  Fixed Income                  30    Domestic Bonds    New Income                22.5
                                      High Yield Bonds  High Yield                 7.5
  Stocks                          40  Large-Cap          Equity Index 500     26.0
                                      Mid-Cap            Mid-Cap Growth       4.0
                                       Small Blend       Small-Cap Stock      4.0
                                      International      International Stock  6.0
 ------------------------------------------------------------------------------------------






   Broad asset class allocations are not expected to vary from the prescribed glide path formula by more than 5 percentage points, and individual fund exposures are not expected to vary by more than 3 percentage points. When deciding upon allocations within these prescribed limits, managers may favor fixed-income securities if the economy is expected to slow sufficiently to hurt corporate profit growth. The opposite may be true when strong economic growth is expected. And when varying exposure among the individual funds, managers will examine relative values and prospects among growth- and value-oriented stocks, domestic and international stocks, and small- and large-cap stocks.

   Securities may be sold for a variety of reasons, such as to effect a change in asset allocation, secure a gain, limit a loss, or redeploy assets into more promising opportunities.


   3 For details about each fund's investment program, please see the Investment
     Policies and Practices section.


 What are the main risks of investing in the funds?

   The performance and risks of each Retirement Fund will directly correspond to the performance and risks of the underlying funds in which it invests. By investing in many underlying funds, the Retirement Funds have partial exposure to the risks of many different areas of the market. These include:

   General equity risk. As with all funds having equity exposure, the share prices of these funds can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. Finally, a fund's invest-

INVESTING WITH T. ROWE PRICE                  5
   ment approach could fall out of favor with the investing public, resulting in a lagging performance versus other types of stock funds.


   Small- and mid-cap stock risks. To the extent the funds own stocks of small- and mid-cap companies, they may take on greater risk, as small-caps and mid-caps are usually more volatile than larger company stocks. Stocks of smaller companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited production lines, markets, or financial resources, and their management may lack depth and experience.

   Growth and value approach risks. There are risks associated with each fund's exposure to investments representing the growth or value investing approach. Even well-established growth stocks can be volatile. Stocks of growth companies may lack dividends that can cushion share prices in a down market. In addition, earnings disappointments often result in sharp price declines. The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may be appropriately priced.

   International risks. Funds that have exposure to investments overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks, including the following:

  . Currency risk. This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.


  . General. Investments outside the United States are subject to potentially adverse local, political, and economic developments; nationalization and exchange controls; potentially lower liquidity and higher volatility; and possible problems arising from accounting, disclosure, settlement, and regulatory practices that differ from U.S. standards.

  . Emerging market risk. To the extent the funds invest in emerging markets, they are subject to greater risk than funds investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.

   Fixed-income risks. To the extent that these funds have exposure to the bond or money market, they may be subject to the following risks:

  . Interest rate risk. This risk refers to the decline in bond prices that accompanies a rise in the overall level of interest rates. (Bond prices and interest rates move in opposite directions.) Generally, the longer the maturity of a fund or security, the greater its interest rate risk. While a rise in rates is the principal source of interest rate risk for bond funds, falling rates bring the possibility that a bond may be

T. ROWE PRICE                                 6
   "called," or redeemed before maturity, and that the proceeds may be reinvested in lower-yielding securities.


  . Credit risk. This is the chance that any of a fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.


   3 Each fund's share price may decline, so when you sell your shares, you may lose money.


 How can I tell which fund is most appropriate for me?

   Consider your estimated retirement date and risk tolerance. In general, these funds' investment programs assume a retirement age of 65. It is expected that shareholders will choose a fund whose stated date is closest to the date the shareholder turns 65. Choosing a fund targeting an earlier date represents a more conservative choice; targeting a fund with a later date represents a more aggressive choice. It is important to note that the retirement year of the fund you select should not necessarily represent the specific year you intend to start drawing retirement assets. It should be a guide only.


 What fees or expenses will I pay?

   The funds are 100% no load. There are no fees or charges to buy or sell fund shares, reinvest dividends, or exchange into other T. Rowe Price funds. There are no 12b-1 fees. While the funds themselves impose no fees or charges, they will indirectly bear their pro-rata share of the expenses of the underlying funds. The following table provides a range of average weighted expense ratios for each fund. A range is given instead of a single number because the pro-rata share of expenses fluctuates along with changes in the average assets in each of the underlying funds.




 Table 6  Range of Average Weighted Expense Ratios as
of July 31, 2002*
                                                       Retirement       Retirement       Retirement
                                                           20               20               20
                     Retirement                             2                3                4           Retirement
                        2010                                0                0                0             Income

                                                           0.               0.               0.               0.
                                                           78               82               82               42
                                                         % to 0.          % to 0.          % to 0.          % to 0.
                                                           81               84                8               63
                   0.69% to 0.74%                           %                %                4                %
                                                                                              %
 ------------------------------------------------------------------------------------------------------------------------




 * Redemption proceeds of less than $5,000 sent by wire are subject to a $5 fee paid to the fund. Accounts with less than a $2,000 balance (with certain exceptions) are subject to a $10 fee. See Transaction Procedures and

   Special Requirements-Account Maintenance and Small Account Fees.


   Example. The following table gives you an idea of how expense ratios may translate into dollars and helps you to compare the cost of investing in these funds with that of other mutual funds. Although your actual costs may be higher or lower, the table uses midpoints of the ranges to show the expenses you would

INVESTING WITH T. ROWE PRICE                  7
   pay if operating expenses remain the same, you invest $10,000, earn a 5% annual return, and hold the investment for the following periods and then redeem:


     Fund                     1 year             3 years
     Retirement 2010           $74                 $230
                        ----------------------------------------
     Retirement 2020            82                  255
                        ----------------------------------------
     Retirement 2030            85                  265
                        ----------------------------------------
     Retirement 2040            85                  265
                        ----------------------------------------
     Retirement Income          54                  170
    -----------------------------------------------------------------





 OTHER INFORMATION ABOUT THE FUNDS
 ----------------------------------------------------------

 What will happen on the target date?


   The fund will continue to "roll-down" to a more conservative allocation. About five years after its designated retirement year, the fund will be converted into the Retirement Income Fund.


 What are the funds' potential rewards?


   These funds aim to simplify the retirement planning process by offering a complete, professionally managed investment program. Each fund establishes asset allocations that T. Rowe Price considers broadly appropriate to investors at specific stages of their retirement planning, then alters the asset mix over time to meet increasingly conservative investment needs. The programs are designed to emphasize growth during the early phases of retirement asset accumulation, while focusing more on principal preservation and income at a time when lower risk and higher income may be more important. The manager will also regularly rebalance the portfolios to ensure they stay true to their stated glide paths.

   To accommodate a wider range of investor preferences and retirement time horizons than is possible with a single fund, these funds offer five different combinations of the growth potential of stocks, the greater income of bonds, and the relative stability of short-term bond funds. Generally, the potential for higher returns over time is accompanied by the higher risk of a decline in the value of your principal.

   Investors should realize that the funds are not a complete solution to their retirement needs. Investors must weigh many factors when considering when to retire, what their retirement needs will be, and what sources of income they may have.

T. ROWE PRICE                                 8
 How does a portfolio manager try to reduce risk?

   Consistent with each fund's objective, the portfolio manager uses various tools to try to reduce risk and increase total return, including:

  . Diversification of assets to reduce the impact of a single holding or sector on a fund's net asset value.


  . Through research of stocks, bonds, and other securities by our analysis to find the most favorable investment opportunities.

  . Gradual shifts in stock, fixed income, and conservative fixed income allocations to take advantage of market opportunities and changing economic conditions.


   3 We regularly review the asset allocation and may make changes, within allowed ranges, based on our outlook for the economy, interest rates, and financial markets. The funds will not attempt to time short-term market swings.


 Why include foreign securities?

   The underlying funds may invest a portion of assets in foreign stocks and bonds, which offer advantages but also increase risk. The potential advantages are extra diversification and enhanced returns. Since foreign stock and bond markets may move independently from U.S. securities, they could reduce a fund's price fluctuations while offering a way to participate in markets that may generate attractive returns. However, if U.S. and foreign markets move in the same direction, the positive or negative effect on a fund's share price could be magnified.


 How is a bond's price affected by changes in interest rates?

   When interest rates rise, a bond's price usually falls, and vice versa. In general, the longer a bond's maturity, the greater the price increase or decrease in response to a given change in rates, as shown in Table 7.


 Table 7  How Interest Rates May Affect Bond Prices
                                                                      Price of a $1,000 face value bond if interest rates:
  Bond maturity                            Coupon                         Increase                             Decrease
                                                           1 percent                   2 percent            1 percent    2 percent

  2 years                                 2.81%               $981                        $962                $1,020   $1,040
                                         ------------------------------------------------------------------------------------
  5 years                                 4.03                 956                         915                 1,046    1,095
                                         ------------------------------------------------------------------------------------
  10 years                                4.80                 925                         857                 1,083    1,173
                                         ------------------------------------------------------------------------------------
  30 years                                5.51                 869                         763                 1,164    1,369
 ----------------------------------------------------------------------------------------------------------------------------




 Coupons reflect yields on Treasury securities as of June 30, 2002. The table may not be representative of price changes for mortgage-backed securities because of prepayments. This is an illustration and does not represent expected yields or share price changes of any T. Rowe Price fund.

INVESTING WITH T. ROWE PRICE                  9
 Is there other information I can review before making a decision?


   Investment Policies and Practices in Section 3 discusses various types of portfolio securities the funds may purchase as well as types of management practices the funds may use.

 INFORMATION ABOUT ACCOUNTS IN T. ROWE PRICE FUNDS

   As a T. Rowe Price shareholder, you will want to know about the following policies and procedures that apply to all accounts in the T. Rowe Price family of taxable stock, bond, and money market funds.



 PRICING SHARES AND RECEIVING SALE PROCEEDS
 ----------------------------------------------------------

 How and when shares are priced

   The share price (also called "net asset value" or NAV per share) for all funds except the Japan Fund is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, each day that the exchange is open for business. (See the following section for information on the Japan Fund.) To calculate the NAV, a fund's assets are valued and totaled, liabilities are subtracted, and the balance, called net assets, is divided by the number of shares outstanding. Market values are used to price stocks and bonds. Amortized cost is used to price securities held by money market funds.

   The securities of funds investing in foreign markets are usually valued on the basis of the most recent closing market prices at 4 p.m. ET. Most foreign markets close before that time. For securities primarily traded in the Far East, for example, the most recent closing prices may be as much as 15 hours old at 4 p.m. Normally, developments that could affect the values of portfolio securities that occur between the close of the foreign market and 4 p.m. ET will not be reflected in a fund NAV. However, if a fund determines that such developments are so significant that they will, in its judgment, clearly and materially affect the value of the fund's securities, the fund may adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of 4 p.m. ET. A fund may fair value securities in other situations, for example, when a particular foreign market is closed but the fund is open.


   3 The various ways you can buy, sell, and exchange shares are explained at the end of this prospectus and on the New Account Form. These procedures may differ for institutional and employer-sponsored retirement accounts.


 How your purchase, sale, or exchange price is determined

   If we receive your request in correct form by 4 p.m. ET, your transaction will be priced at that day's NAV. If we receive it after 4 p.m., it will be priced at the next business day's NAV.

   We cannot accept orders that request a particular day or price for your transaction or any other special conditions.

INVESTING WITH T. ROWE PRICE                  11
   Fund shares may be purchased through various third-party intermediaries including banks, brokers, and investment advisers. Where authorized by a fund, orders will be priced at the NAV next computed after receipt by the intermediary. Consult your intermediary to determine when your orders will be priced. The intermediary may charge a fee for its services.

   Note: The time at which transactions and shares are priced and the time until which orders are accepted may be changed in case of an emergency or if the New York Stock Exchange closes at a time other than 4 p.m. ET.

   Japan Fund: Pricing and Transactions
   The Japan Fund's share price is calculated at the close of the New York Stock Exchange, normally 4 p.m. ET, when both it and the Tokyo Stock Exchange are open. The fund will not price shares or process orders on any day when either the New York or Tokyo Stock Exchange is closed. Orders received on such days will be processed the next day the fund computes an NAV. As such, you may experience a delay in purchasing or redeeming fund shares. Exchanges: If you wish to exchange into the Japan Fund on a day the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange out of the other T. Rowe Price fund will be processed on that day, but Japan Fund shares will not be purchased until the day the Japan Fund reopens. If you wish to exchange out of the Japan Fund on a day when the New York Stock Exchange is open but the Tokyo Stock Exchange is closed, the exchange will be delayed until the Japan Fund reopens.

   The Tokyo Stock Exchange is scheduled to be closed on the following weekdays:
   In 2002 -January 1, 2, 3, and 14; February 11; March 21; April 29; May 3 and 6; September 16 and 23; October 14; November 4; and December 23 and 31. In 2003-January 1, 2, 3, and 13; February 11; March 21; April 29; May 3 and 5; July 21; September 15 and 23; October 13; November 4 and 24; December 23 and
   31. If the Tokyo Stock Exchange closes on dates not listed, the fund will not be priced on those dates.


 How you can receive the proceeds from a sale


   3 When filling out the New Account Form, you may wish to give yourself the widest range of options for receiving proceeds from a sale.

   If your request is received by 4 p.m. ET in correct form, proceeds are usually sent on the next business day. Proceeds can be sent to you by mail or to your bank account by Automated Clearing House (ACH) transfer or bank wire. ACH is an automated method of initiating payments from, and receiving payments in, your financial institution account. Proceeds sent by ACH transfer are usually credited the second business day after the sale. Proceeds sent by bank wire should be credited to your account the first business day after the sale.

T. ROWE PRICE                                 12
  . Exception: Under certain circumstances and when deemed to be in a fund's best interest, your proceeds may not be sent for up to seven calendar days after we receive your redemption request.


   3 If for some reason we cannot accept your request to sell shares, we will contact you.

   Contingent Redemption Fee
   Short-term "market timers" who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs. For these reasons, certain T. Rowe Price funds, listed below, assess a fee on redemptions (including exchanges) of fund shares held for less than the time period shown:

  Fund                             Holding period  Redemption fee
  Diversified Small-Cap Growth        6 months     1.00%
                                   --------------------------------
  Developing Technologies              1 year      1.00%
                                   --------------------------------
  Emerging Europe & Mediterranean      1 year      2.00%
                                   --------------------------------
  Emerging Markets Stock               1 year      2.00%
                                   --------------------------------
  Equity Index 500                    6 months     0.50%
                                   --------------------------------
  Extended Equity Market Index        6 months     0.50%
                                   --------------------------------
  High Yield                           1 year      1.00%
                                   --------------------------------
  International Discovery              1 year      2.00%
                                   --------------------------------
  International Equity Index           6 months    1.00%
                                   --------------------------------
  Latin America                        1 year      2.00%
                                   --------------------------------
  Real Estate                         6 months     1.00%
                                   --------------------------------
  Small-Cap Value                      1 year      1.00%
                                   --------------------------------
  Tax-Efficient Balanced               1 year      1.00%
                                   --------------------------------
  Tax-Efficient Growth                2 years      1.00%
                                   --------------------------------
  Tax-Efficient Multi-Cap Growth      2 years      1.00%
                                   --------------------------------
  Total Equity Market Index           6 months     0.50%
                                   --------------------------------
  U.S. Bond Index                     6 months     0.50%
 -----------------------------------------------------------------------


   Redemption fees are paid to a fund to help offset transaction costs and to protect its long-term shareholders. The "first-in, first-out" (FIFO) method is used to determine the holding period. Under this method, the date of the redemption or exchange will be compared with the earliest purchase date of shares held in the account. If this holding period is less than the designated holding period, the fee will be charged.

INVESTING WITH T. ROWE PRICE                  13
   In determining a holding period, the fund will use the anniversary date of a transaction. Thus, for a one-year period, shares purchased on January 1 will be subject to the fee if they are redeemed on or prior to the following December 31. If they are redeemed on or after January 1 of the following year, they will not be subject to the fee.


   The fee does not apply to any shares purchased through reinvested distributions (dividends and capital gains), shares held in retirement plans, such as 401(k), 403(b), 457, Keogh, profit sharing, SIMPLE IRA, SEP-IRA, and money purchase pension accounts, to shares redeemed through designated systematic withdrawal plans, or to shares purchased by the T. Rowe Price Spectrum Funds or T. Rowe Price Retirement Funds. The fee does apply to all other types of accounts including IRAs. The fee may also apply to shares in retirement plans held in broker omnibus accounts.



 USEFUL INFORMATION ON DISTRIBUTIONS AND TAXES
 ----------------------------------------------------------

   3 All net investment income and realized capital gains are distributed to shareholders.


 Dividends and Other Distributions

   Dividend and capital gain distributions are reinvested in additional fund shares in your account unless you select another option on your New Account Form. Reinvesting distributions results in compounding, that is, receiving income dividends and capital gain distributions on a rising number of shares.

   Distributions not reinvested are paid by check or transmitted to your bank account via ACH. If the Post Office cannot deliver your check, or if your check remains uncashed for six months, the fund reserves the right to reinvest your distribution check in your account at the NAV on the day of the reinvestment and to reinvest all subsequent distributions in shares of the fund. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

   The following chart provides details on dividend payments.

 Table 8  Dividend Payment Schedule
  Fund                                               Dividends
  Money market funds                 .Declared daily to shareholders of record
                                      as of 12 noon ET on that day. Purchases
                                      made after 12 noon ET receive the dividend
                                      on the next business day after payment has
                                      been received.

                                     .Paid on the first business day of each
                                      month.
 ---------------------------------------------------------------------------------
  Bond funds                         .Declared daily to shareholders of record
                                      as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
                                      payment has been received.

                                     .Paid on the first business day of each
                                      month.
 --------------------------------------------------------------------------------------
  These stock funds only:*           .Declared quarterly, if any, in March,
   .Balanced                          June, September, and December.

   . Dividend Growth                 .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
   . Equity Income

   . Equity Index 500

   . Growth & Income

   . Personal Strategy Balanced

   . Personal Strategy Income

   . Real Estate
 ---------------------------------------------------------------------------------
  Other stock funds*                 .Declared annually, if any, generally in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Retirement Funds:                  .Declared daily to shareholders of record
   . Retirement Income                as of 4 p.m. ET the previous business day.
                                      Purchases made after 4 p.m. ET receive the
                                      dividend on the next business day after
   . Retirement 2010                  payment has been received.

   . Retirement 2020                 .Paid on the first business day of each
                                      month.
   . Retirement 2030
                                     .Declared annually, if any, generally in
   . Retirement 2040                  December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 ---------------------------------------------------------------------------------
  Tax-Efficient Balanced*           Municipal Portion
                                     .Declared daily, paid on the last business
                                      day of March, June, September, and
                                      December.

                                    Equity Portion
                                     .Declared annually, if any, usually in
                                      December.

                                     .Must be a shareholder of record as of 4
                                      p.m. ET on the record date.
 --------------------------------------------------------------------------------------

T. ROWE PRICE                                 14
 * Mutual fund dividends are eligible for the 70% deduction for dividends received by corporations to the extent the fund's income consists of dividends paid by U.S. corporations.


   Bond or money fund shares will earn dividends through the date of redemption; also, shares redeemed on a Friday or prior to a holiday (other than wire redemptions for money funds received before 12 noon ET) will continue to earn dividends until the next business day. Generally, if you redeem all of your bond or money fund shares at any time during the month, you will also receive all

INVESTING WITH T. ROWE PRICE                  15
   dividends earned through the date of redemption in the same check. When you redeem only a portion of your bond or money fund shares, all dividends accrued on those shares will be reinvested, or paid in cash, on the next dividend payment date.


 Capital gain payments

   If a fund has net capital gains for the year (after subtracting any capital losses), they are usually declared and paid in December to shareholders of record on a specified date that month. If a second distribution is necessary, it is paid the following year.

   Capital gain payments are not expected in money market funds, which are managed to maintain a constant share price.


   3 A capital gain or loss is the difference between the purchase and sale price of a security.

   Tax Information

   3 You will be sent timely information for your tax filing needs.

   You need to be aware of the possible tax consequences when:

  . You sell fund shares, including an exchange from one fund to another. . A fund makes a distribution to your account.

   Taxes on fund redemptions
   When you sell shares in any fund, you may realize a gain or loss. An exchange from one fund to another is also a sale for tax purposes.

   In January, you will be sent Form 1099-B indicating the date and amount of each sale you made in the fund during the prior year. This information will also be reported to the IRS. For most new accounts or those opened by exchange in 1984 or later, we will provide the gain or loss on the shares you sold during the year based on the "average cost" single category method. This information is not reported to the IRS, and you do not have to use it. You may calculate the cost basis using other methods acceptable to the IRS, such as "specific identification."

   To help you maintain accurate records, we send you a confirmation promptly following each transaction you make (except for systematic purchases and redemptions) and a year-end statement detailing all your transactions in each fund account during the year.

   Taxes on fund distributions
   In January, you will be sent Form 1099-DIV indicating the tax status of any dividend and capital gain distributions made to you. This information will also be reported to the IRS. Distributions are generally taxable to you in the year in

T. ROWE PRICE                                 16
   which they are paid. You will be sent any additional information you need to determine your taxes on fund distributions, such as the portion of your dividends, if any, that may be exempt from state income taxes.


   Distributions by the underlying funds and changes in asset allocations may result in taxable distributions of ordinary income or capital gains. Under current law, it is anticipated that the automatic conversion of a portfolio into Retirement Income will not be a taxable event.

   The tax treatment of a capital gain distribution is determined by how long the fund held the portfolio securities, not how long you held shares in the fund. Short-term (one year or less) capital gain distributions are taxable at the same rate as ordinary income and long-term gains on securities held more than 12 months are taxed at a maximum rate of 20%. If you realized a loss on the sale or exchange of fund shares that you held six months or less, your short-term loss must be reclassified to a long-term loss to the extent of any long-term capital gain distribution received during the period you held the shares. Gains and losses from the sale of foreign currencies and the foreign currency gain or loss resulting from the sale of a foreign debt security can increase or decrease an ordinary income dividend. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital.

   If the fund qualifies and elects to pass through nonrefundable foreign taxes paid to foreign governments during the year, your portion of such taxes will be reported to you as taxable income. However, you may be able to claim an offsetting credit or deduction on your tax return for those amounts. There can be no assurance that a fund will be able to meet the requirements to pass through foreign income taxes paid.

   Tax consequences of hedging

   For funds investing in foreign securities, distributions resulting from the sale of certain foreign currencies, currency contracts, and the currency portion of gains on debt securities are taxed as ordinary income. Net foreign currency losses may cause monthly or quarterly dividends to be reclassified as a return of capital. Entering into certain options, futures, swaps, and forward foreign exchange contracts and transactions may result in the application of the mark-to-market and straddle provisions of the Internal Revenue Code. These provisions could result in the fund being required to distribute gains on such transactions even though it did not close the contracts during the year or receive cash to pay such distributions. The fund may not be able to reduce its distributions for losses on such transactions to the extent of unrealized gains in offsetting positions.


   3 Distributions are taxable whether reinvested in additional shares or received in cash.

INVESTING WITH T. ROWE PRICE                  17
   Tax effect of buying shares before a capital gain distribution
   If you buy shares shortly before or on the "record date" - the date that establishes you as the person to receive the upcoming distribution - you receive a portion of the money you just invested in the form of a taxable distribution. Therefore, you may wish to find out a fund's record date before investing. Of course, a fund's share price may, at any time, reflect undistributed capital gains and unrealized appreciation, which may result in future taxable distributions. Such distributions can occur even in a year when the fund has a negative return.


   3 The preceding tax information summary does not apply to retirement accounts, such as IRAs, which are not subject to current tax.



 TRANSACTION PROCEDURES AND SPECIAL REQUIREMENTS
 ----------------------------------------------------------

   3 Following these procedures helps assure timely and accurate transactions.


 Purchase Conditions

   Nonpayment
   If you pay with a check or ACH transfer that does not clear or if your payment is not received in a timely manner, your purchase may be canceled. You will be responsible for any losses or expenses incurred by the fund or transfer agent, and the fund can redeem shares you own in this or another identically registered T. Rowe Price account as reimbursement. The fund and its agents have the right to reject or cancel any purchase, exchange, or redemption due to nonpayment.

   U.S. dollars
   All purchases must be paid for in U.S. dollars; checks must be drawn on U.S. banks.


 Sale (Redemption) Conditions

   Holds on immediate redemptions: 10-day hold
   If you sell shares that you just purchased and paid for by check or ACH transfer, the fund will process your redemption but will generally delay sending you the proceeds for up to 10 calendar days to allow the check or transfer to clear. If, during the clearing period, we receive a check drawn against your newly purchased shares, it will be returned marked "uncollected." (The 10-day hold does not apply to purchases paid for by bank wire or automatic purchases through your paycheck.)

T. ROWE PRICE                                 18
   Telephone, Tele*Access/(R)/, and online account transactions
   You may access your account or conduct transactions using the telephone or Tele*Access, or online. The T. Rowe Price funds and their agents use reasonable procedures to verify the identity of the shareholder. If these procedures are followed, the funds and their agents are not liable for any losses that may occur from acting on unauthorized instructions. A confirmation is sent promptly after a transaction. Please review it carefully and contact T. Rowe Price immediately about any transaction you believe to be unauthorized. Telephone conversations are recorded.

   Redemptions over $250,000
   Large redemptions can adversely affect a portfolio manager's ability to implement a fund's investment strategy by causing the premature sale of securities that would otherwise be held. If, in any 90-day period, you redeem
   (sell) more than $250,000, or your sale amounts to more than 1% of fund net assets, the fund has the right to pay the difference between the redemption amount and the lesser of the two previously mentioned figures with securities from the fund.


 Excessive Trading


   3 T. Rowe Price may bar excessive traders from purchasing shares.

   Frequent trades or market timing in your account or accounts controlled by you can disrupt management of a fund and raise its expenses. To deter such activity, each fund has adopted the following excessive trading policies.

  . Trades placed directly with T. Rowe Price If you trade directly with T. Rowe
   Price, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit, or if your trading activity involves market timing, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds.

   Two types of transactions are exempt from this policy: 1) Trades solely in money market funds (exchanges between a money fund and a nonmoney fund are not exempt); and 2) systematic purchases and redemptions (see Information About Your Services).

  . Trades placed through intermediaries If you purchase fund shares through an intermediary including a broker, bank, investment adviser, recordkeeper, or other third party, you can make one purchase and one sale or one sale and one purchase involving the same fund within any 120-day period. If you exceed this limit or if you hold fund shares for less than 60 calendar days, you may be barred indefinitely and without further notice from further purchases of the T. Rowe Price funds. Systematic purchases and redemptions are exempt from this policy. Transactions accepted by intermediaries in violation of this excessive trading pol-

INVESTING WITH T. ROWE PRICE                  19
   icy or from persons believed to be market timers are subject to rejection or cancellation by the funds.


 Keeping Your Account Open

   Due to the relatively high cost to a fund of maintaining small accounts, we ask you to maintain an account balance of at least $1,000 ($10,000 for Summit Funds). If your balance is below this amount for three months or longer, we have the right to close your account after giving you 60 days to increase your balance.


 Account Maintenance and Small Account Fees


  . Small Account Fee (all funds except Index Funds) Because of the disproportionately high costs of servicing accounts with low balances, a $10 fee, paid to T. Rowe Price Services, the funds' transfer agent, will automatically be deducted from nonretirement accounts with balances falling below a minimum amount. The valuation of accounts and the deduction are expected to take place during the last five business days of September. The fee will be deducted from accounts with balances below $2,000, except for UGMA/UTMA accounts, for which the minimum is $500. Please note that the fee will be charged to accounts that fall below $2,000 for any reason, including market fluctuations, redemptions, or exchanges. The fee will be waived for any investor whose T. Rowe Price mutual fund accounts total $25,000 or more. Accounts employing automatic investing (e.g., payroll deduction, automatic purchase from a bank account, etc.) are also exempt from the charge. The fee does not apply to IRAs and other retirement plan accounts that utilize a prototype plan sponsored by T. Rowe Price, but a separate custodial or administrative fee may apply to such accounts.

  . Account Maintenance Fee (Index Funds only) The account maintenance fee is charged on a quarterly basis usually during the last week of a calendar quarter. On the day of the assessment, accounts with balances below $10,000 will be charged the fee. Please note that the fee will be charged to accounts that fall below $10,000 for any reason, including market fluctuations, redemptions, or exchanges. When an account with less than $10,000 is closed either through redemption or exchange, the fee will be charged and deducted from the proceeds. The fee will apply to IRA accounts. The fee does not apply to retirement plans directly registered with T. Rowe Price Services, or accounts maintained by intermediaries through NSCC/(R)/Networking.


 Signature Guarantees


   3 A signature guarantee is designed to protect you and the T. Rowe Price funds from fraud by verifying your signature.

   You may need to have your signature guaranteed in certain situations, such as:

  . Written requests 1) to redeem over $100,000 or 2) to wire redemption proceeds when prior bank account authorization is not on file.

T. ROWE PRICE                                 20
  . Remitting redemption proceeds to any person, address, or bank account not on record.
  . Transferring redemption proceeds to a T. Rowe Price fund account with a different registration (name or ownership) from yours.
  . Establishing certain services after the account is opened.

   You can obtain a signature guarantee from most banks, savings institutions, broker-dealers, and other guarantors acceptable to T. Rowe Price. We cannot accept guarantees from notaries public or organizations that do not provide reimbursement in the case of fraud.

 MORE ABOUT THE FUNDS
 ORGANIZATION AND MANAGEMENT
 ----------------------------------------------------------

 How are the funds organized?


   T. Rowe Price Retirement Funds, Inc. (Retirement Funds) was incorporated in Maryland in 2002. Currently, Retirement Funds consists of five series, the Retirement 2010 Fund, the Retirement 2020 Fund, the Retirement 2030 Fund, the Retirement 2040 Fund, and the Retirement Income Fund (collectively referred to as "the funds"), each of which represents a separate class of shares and has different objectives and investment policies.


   3 Shareholders benefit from T. Rowe Price's 65 years of investment management experience.


 What is meant by "shares"?

   As with all mutual funds, investors purchase shares when they put money in a fund. These shares are part of a fund's authorized capital stock, but share certificates are not issued.

   Each share and fractional share entitles the shareholder to:

  . Receive a proportional interest in income and capital gain distributions. . Cast one vote per share on certain fund matters, including the election of fund directors, changes in fundamental policies, or approval of changes in the fund's management contract.


 Do T. Rowe Price funds have annual shareholder meetings?

   The funds are not required to hold annual meetings and, to avoid unnecessary costs to fund shareholders, do not do so except when certain matters, such as a change in fundamental policies, must be decided. In addition, shareholders representing at least 10% of all eligible votes may call a special meeting, if they wish, for the purpose of voting on the removal of any fund director or trustee.
   If a meeting is held and you cannot attend, you can vote by proxy. Before the meeting, the fund will send you proxy materials that explain the issues to be decided and include instructions on voting by mail or telephone, or on the Internet.


 Who runs the funds?

   General Oversight

   Retirement Funds is governed by a Board of Directors that meets regularly to review the funds' investments, performance, expenses, and other business affairs. The Board elects the officers of Retirement Funds. The majority of the Board

T. ROWE PRICE                                 22
   members are independent of T. Rowe Price and T. Rowe Price International. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreements and policies and guidelines included in the Exemptive Order ("Order") issued by the Securities and Exchange Commission in connection with the operation of the funds. The directors and the officers of Retirement Funds, T. Rowe Price, and T. Rowe Price International also serve in similar positions with most of the underlying funds. Thus, if the interests of one of the Retirement Funds and the underlying funds were ever to diverge, it is possible that a conflict of interest could arise and affect how the directors and officers fulfill their fiduciary duties to that Retirement Fund and the underlying funds. The directors of Retirement Funds believe they have structured each of the Retirement Funds to avoid these concerns. However, conceivably, a situation could occur where proper action for one of the Retirement Funds could be adverse to the interests of an underlying fund, or the reverse. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price or T. Rowe Price International, as applicable, will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

   Portfolio Management

  The funds have an Investment Advisory Committee with the following members:
   Edmund M. Notzon III, Chairman, Stephen W. Boesel, John H. Laporte, William T.Reynolds, Brian C. Rogers, and M. David Testa. Mr. Notzon has been managing investments for T. Rowe Price since 1989 and has been chairman of the funds' Investment Advisory Committee since 2002. The portfolio manager, Jerome A. Clark, has day-to-day responsibility for managing the funds and works with the committee in developing and executing these funds' investment programs. Mr. Clark joined T. Rowe Price in 1992 and has been managing investments since 1993.

   Management of the Underlying Funds
   T. Rowe Price serves as investment manager to all of the underlying domestic funds. T. Rowe Price International serves as investment manager to all of the underlying international funds. Each manager is responsible for selection and management of the underlying funds' portfolio investments. T. Rowe Price serves as investment manager to a variety of individual and institutional investors, including limited partnerships and other mutual funds.

   T. Rowe Price International is a wholly owned subsidiary of T. Rowe Price Associates. The U.S. office of T. Rowe Price International is located at 100 East Pratt Street, Baltimore, Maryland 21202. Offices are also located in London, Tokyo, Singapore, Hong Kong, Buenos Aires, and Paris.


 How are fund expenses determined?

   Each of the Retirement Funds will operate at a zero expense ratio. However, each fund will incur its pro-rata share of the fees and expenses of the underlying funds in which they invest. The payment of each Retirement Fund's opera-

INVESTING WITH T. ROWE PRICE                  23
   tional expenses is subject to a Special Servicing Agreement (described below) as well as certain undertakings made by T. Rowe Price in its Investment Management Agreements with each of the Retirement Funds. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.


   3 Here is some information regarding the Special Servicing Agreements.

   The Special Servicing Agreements provide that each underlying fund in which one of the Retirement Funds invests will bear a proportionate share of the expenses of that Retirement Fund if, and to the extent that, the underlying fund's savings from the operation of the Retirement Fund exceed these expenses.

   Savings to the underlying funds are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying funds generated by the operation of the Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by the Retirement Funds.


   Under the Investment Management Agreements with the Retirement Funds, and the Special Servicing Agreements, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each of the underlying funds. Thus, the funds will operate at a zero expense ratio. Of course, shareholders of the funds will still indirectly bear their proportionate share of the cost of operating the underlying funds owned by each fund.

   The Management Fee
   T. Rowe Price is the investment manager for the funds. It will not be paid a management fee for performing investment management services. However, T. Rowe Price and T. Rowe Price International receive management fees from managing the underlying funds. See the underlying funds' Statements of Additional Information for specific fees.

   T. Rowe Price will determine how the funds' assets are invested consistent with the investment objectives and policies of each fund described in this prospectus and procedures and guidelines established by the Board of Directors for the Retirement Funds. The Directors for Retirement Funds will periodically monitor the allocations and the basis upon which such allocations were made or maintained.

T. ROWE PRICE                                 24
 UNDERSTANDING PERFORMANCE INFORMATION
 ----------------------------------------------------------
   This section should help you understand the terms used to describe fund performance. You will come across them in shareholder reports you receive from us, in our educational and informational materials, in T. Rowe Price advertisements,

   and in the media.


 Total Return

   This tells you how much an investment has changed in value over a given time period. It reflects any net increase or decrease in the share price and assumes that all dividends and capital gains (if any) paid during the period were reinvested in additional shares. Therefore, total return numbers include the effect of compounding.

   Advertisements may include cumulative or average annual total return figures, which may be compared with various indices, other performance measures, or other mutual funds.


 Cumulative Total Return

   This is the actual return of an investment for a specified period. A cumulative return does not indicate how much the value of the investment may have fluctuated during the period. For example, an investment could have a 10-year positive cumulative return despite experiencing some negative years during that time.


 Average Annual Total Return

   This is always hypothetical and should not be confused with actual year-by-year results. It smooths out all the variations in annual performance to tell you what constant year-by-year return would have produced the investment's actual cumulative return. This gives you an idea of an investment's annual contribution to your portfolio, provided you held it for the entire period.


 Yield

   The current or "dividend" yield on a fund or any investment tells you the relationship between the investment's current level of annual income and its price on a particular day. The dividend yield reflects the actual income paid to shareholders for a given period, annualized, and divided by the price at the end of the period. For example, a fund providing $5 of annual income per share and a price of $50 has a current yield of 10%. Yields can be calculated for any time period.

   The advertised or SEC yield is found by determining the net income per share (as defined by the Securities and Exchange Commission) earned by a fund during a 30-day base period and dividing this amount by the per share price on the last

INVESTING WITH T. ROWE PRICE                  25
   day of the base period. The SEC yield-also called the standardized yield-may differ from the dividend yield.



 DESCRIPTION OF UNDERLYING FUNDS
 ----------------------------------------------------------
   The investments of each of the Retirement Funds are concentrated in the underlying funds, so each fund's investment performance is directly related to the investment performance of these underlying funds.

   Table 9 gives a brief description of the principal investment programs of the underlying funds. Additional investment practices are described under Special Risks and Considerations, in the Statement of Additional Information, and in the prospectuses for each of the underlying funds.


   3 For more information about an underlying fund, call:  1-800-638-5660

   The major characteristics of the underlying T. Rowe Price funds are as follows:




 Table 9  Description of Underlying Funds

  Fixed-Income Funds    Objective/Program


  High Yield            High
                        current
                         income and
                        , secondarily,
                         capital appreciation
                        .

                        Invests
                        in
                        a widely
                        diversified p
                        ortfolio of "junk" bonds
                        . A
                        verage maturity
                        is
                        expected to be in the 8- to
                        12-year range.
                        -------------------------------------------------------------------------------------------
  New Income            Highest level of income consistent with preservation of capital over time by investing primarily in marketable debt securities.
                        A
                        verage maturity
                        is
                        expected to be between
                        four
                         and 15 years.
                        -------------------------------------------------------------------------------------------
  Short-Term Bond       High level of income consistent with minimal fluctuation in principal value and liquidity.
                        I
                        nvests
                        primarily
                        in
                        short- and intermediate-term
                        bonds
                        rated within the
                        four highest credit categories.
                         A
                        verage
                        maturity will not exceed three years.
                        -------------------------------------------------------------------------------------------
  Summit Cash Reserves  Preservation of capital and liquidity and, consistent with these, the highest possible current income. Invests in high-quality, U.S. dollar-denominated money market securities. Managed to provide stable share price of $1.00.

  Equity Funds          Objective/Program
  Equity Index 500      Performance equal to that of the Standard & Poor's 500 Stock Index
                        /(R)/
                        . Invests in the
                        stocks in the S&P 500 Index using a full replication strategy.
                        -------------------------------------------------------------------------------------------
  Growth Stock          Capital appreciation and secondarily, increasing dividend income through investments in growth stocks. Invests principally in well-established U.S.-based companies.
                        -------------------------------------------------------------------------------------------
  Mid-Cap Growth        Long-term capital appreciation through investments in mid-cap stocks with potential for above-average earnings growth.
                        -------------------------------------------------------------------------------------------
  Small-Cap Stock       Long-term capital growth through investments in stocks of small companies. Stock selection may reflect either a growth or value investment approach.
 -----------------------------------------------------------------------------------------------------------------------
  Value                 Long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

  International Fund    Objective/Program
  International Stock   Capital appreciation through investments primarily in the common stocks of established
                        non-U.S.
                         companies.
 -----------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE                                 26
 INVESTMENT POLICIES OF THE RETIREMENT FUNDS
 ----------------------------------------------------------
   Each of the Retirement Fund's investment policies and practices are subject to further restrictions and risks which are described in the Statement of Additional Information. Shareholders will be notified of any material change in such investment programs. The funds will not make a material change in their investment objectives or their fundamental policies without obtaining shareholder approval.

   Reserve Position
   Each fund may invest its cash reserves in the Summit Cash Reserves Fund or in U.S. and foreign dollar-denominated money market securities. For temporary, defensive purposes, a fund may invest without limitation in cash reserves. A reserve position provides flexibility in meeting redemptions, expenses, and the timing of new investments, and serves as a short-term defense during periods of unusual volatility.

   Diversification
   Each of the Retirement Funds is a "nondiversified" investment company for purposes of the Investment Company Act of 1940 because it invests in the securities of a limited number of mutual funds. However, the underlying funds themselves are diversified investment companies. Each fund intends to qualify as a diversified investment company for the purposes of Subchapter M of the Internal Revenue Code.

   Fundamental investment policies As a matter of fundamental policy, each Retirement Fund will not: (i) invest more than 25% of its respective total assets in any one industry, except that each fund will invest substantially all of its assets in investment companies that are members of the T. Rowe Price family of funds; (ii) borrow money, except temporarily, to facilitate redemption requests in amounts not exceeding 33/1//\\/3/\\% of each fund's total assets valued at market; (iii) in any manner transfer as collateral for indebtedness any securities owned by each fund except in connection with permissible borrowings, which in no event will exceed 33/1//\\/3/\\% of each fund's total assets valued at market. The funds may borrow money from other
   T. Rowe Price funds.

INVESTING WITH T. ROWE PRICE                  27
   Operating policies Each Retirement Fund cannot (i) change the selection of the underlying funds in which they can invest; or (ii) change the percentage ranges which may be allocated to the underlying funds unless authorized to do so by the Board of Directors. Shareholders will be informed of any such changes.

   Other Investment Restrictions
   As a matter of operating policy, each Retirement Fund will not, among other things: (i) purchase additional securities when money borrowed exceeds 5% of the fund's total assets; or (ii) invest more than 15% of its net assets in illiquid securities.

   Portfolio Turnover

   Each Retirement Fund's portfolio turnover is expected to be low. The funds will purchase or sell securities to: (i) accommodate purchases and sales of each fund's shares; and (ii) maintain or modify the allocation of each fund's assets among the underlying funds within the percentage limits described earlier. Each fund's portfolio turnover rate for its initial period of operation is not expected to exceed 100%.



 INVESTMENT POLICIES AND PRACTICES OF THE UNDERLYING FUNDS
 ----------------------------------------------------------
   In pursuing their investment objectives and programs, each of the underlying funds is permitted to engage in a wide range of investment policies and practices. Further information about the underlying funds is contained in the Statements of Additional Information, as well as the prospectuses of each of the underlying funds. Because each Retirement Fund invests in the underlying funds, shareholders of each fund will be affected by these investment practices in direct proportion to the amount of assets each fund allocates to the underlying funds pursuing such practices.

 INVESTING WITH T. ROWE PRICE
 ACCOUNT REQUIREMENTS AND TRANSACTION INFORMATION
 ----------------------------------------------------------
                                                              Tax Identification
                                                                          Number
We must have your correct Social Security or tax identification number on a signed New Account Form or W-9 Form. Otherwise, federal law requires the funds to withhold a percentage (currently 30%) of your dividends, capital gain distributions, and redemptions, and may subject you to an IRS fine. If this information is not received within 60 days after your account is established, your account may be redeemed at the fund's NAV on the redemption date.

                                                       Transaction Confirmations
We send immediate confirmations for most of your fund transactions, but some, such as systematic purchases and dividend reinvestments, are reported on your account statement. Please review confirmations and statements as soon as you receive them and promptly report any discrepancies to Shareholder Services.

                  Employer-Sponsored Retirement Plans and Institutional Accounts
                                                                   T. Rowe Price
                                                                   Trust Company
                                                                  1-800-492-7670
Transaction procedures in the following sections may not apply to employer-sponsored retirement plans and institutional accounts. For procedures regarding employer-sponsored retirement plans, please call T. Rowe Price Trust Company or consult your plan administrator. For institutional account procedures, please call your designated account manager or service representative.

We do not accept third-party checks, except for IRA Rollover checks that are properly endorsed. In addition, T. Rowe Price does not accept purchases made by credit card check.

INVESTING WITH T. ROWE PRICE                  29
 OPENING A NEW ACCOUNT
 ----------------------------------------------------------
$2,500 minimum initial investment; $1,000 for retirement plans or gifts or transfers to minors (UGMA/UTMA) accounts ($25,000 minimum initial investment for Summit Funds only)

                                                            Account Registration
If you own other T. Rowe Price funds, be sure to register any new account just like your existing accounts so you can exchange among them easily. (The name and account type would have to be identical.)

For joint accounts or other types of accounts owned or controlled by more than one party, either owner/party has complete authority to act on behalf of all and give instructions concerning the account without notice to the other party. T. Rowe Price may, in its sole discretion, require written authorization from all owners/parties to act on the account for certain transactions (for example, to transfer ownership).

                                                                         By Mail
Please make your check payable to T. Rowe Price Funds (otherwise it will be returned) and send your check, together with the New Account Form, to the appropriate address below:

via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17300
4515 Painters Mill Road
Owings Mills, MD 21117-4903

                                                                         By Wire
Call Investor Services for an account number and give the following wire information to your bank:

Receiving Bank:  PNC Bank, N.A. (Pittsburgh)
Receiving Bank ABA#:  043000096
Beneficiary:  T. Rowe Price [fund name]
Beneficiary Account:  1004397951
Originator to Beneficiary Information (OBI):
name of owner(s) and account number

T. ROWE PRICE                                 30
Complete a New Account Form and mail it to one of the appropriate T. Rowe Price addresses listed under "By Mail."

Note: Investment will be made, but no services will be established and IRS penalty withholding may occur until we receive a signed New Account Form.

                                                                     By Exchange
Call Shareholder Services or use Tele*Access or your personal computer (see Automated Services under Information About Your Services). The new account will have the same registration as the account from which you are exchanging. Services for the new account may be carried over by telephone request if they are preauthorized on the existing account. For limitations on exchanging, see the explanation of Excessive Trading under Transaction Procedures and Special Requirements.

                                                                       In Person
Drop off your New Account Form at any location listed on the back cover and obtain a receipt.



 PURCHASING ADDITIONAL SHARES
 ----------------------------------------------------------
$100 minimum additional purchase ($1,000 for Summit Funds). $50 minimum for retirement plans, Automatic Asset Builder, and gifts or transfers to minors (UGMA/UTMA) accounts ($100 for Summit Funds).

                                                                 By ACH Transfer
Use Tele*Access or your personal computer or call Shareholder Services if you have established electronic transfers using the ACH system.

                                                                         By Wire
Call Shareholder Services or use the wire instructions listed in Opening a New Account.

                                                                         By Mail
 1. Make your check payable to T. Rowe Price Funds (otherwise it may be returned).

 2. Mail the check to us at the following address with either a fund reinvestment slip or a note indicating the fund you want to buy and your fund account number.

 3. Remember to provide your account number and the fund name on the memo line of your check.

INVESTING WITH T. ROWE PRICE                  31
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17300
Baltimore, MD 21297-1300

/(For //mail via private carriers and overnight services//, see previous / /section.)/

                                                                    By Automatic
                                                                   Asset Builder
Fill out the Automatic Asset Builder section on the New Account or Shareholder Services Form.



 EXCHANGING AND REDEEMING SHARES
 ----------------------------------------------------------
                                                                Exchange Service
You can move money from one account to an existing identically registered account or open a new identically registered account. Remember, exchanges are purchases and sales for tax purposes. (Exchanges into a state tax-free fund are limited to investors living in states where the fund is registered.)

                                                                     Redemptions
Redemption proceeds can be mailed to your account address, sent by ACH transfer to your bank, or wired to your bank (provided your bank information is already on file). For charges, see Electronic Transfers-By Wire under Information About Your Services. Please note that large redemption requests initiated through automated services may be routed to a service representative.

If you request to redeem a specific dollar amount, and the market value of your account is less than the amount of your request, we will redeem all shares from your account.

Some of the T. Rowe Price funds may impose a redemption fee of 0.5% to 2% on shares held for less than six months, one year, or two years, as specified in the prospectus. The fee is paid to the fund.

For redemptions by check or electronic transfer, please see Information About Your Services.

                                                                        By Phone
Call Shareholder Services
If you find our phones busy during unusually volatile markets, please consider placing your order by your personal computer or Tele*Access (if you have previously authorized these services), mailgram, or

T. ROWE PRICE                                 32
express mail. For exchange policies, please see Transaction Procedures and Special Requirements - Excessive Trading.

                                                                         By Mail
For each account involved, provide the account name, number, fund name, and exchange or redemption amount. For exchanges, be sure to specify any fund you are exchanging out of and the fund or funds you are exchanging into. T. Rowe Price requires the signatures of all owners exactly as registered, and possibly a signature guarantee (see Transaction Procedures and Special Requirements - Signature Guarantees). Please use the appropriate address below:

For nonretirement and IRA accounts:
via U.S. Postal Service
T. Rowe Price Account Services
P.O. Box 17302
Baltimore, MD 21297-1302

via private carriers/overnight services
T. Rowe Price Account Services
Mailcode 17302
4515 Painters Mill Road
Owings Mills, MD 21117-4903

For employer-sponsored retirement accounts:
via U.S. Postal Service
T. Rowe Price Trust Company
P.O. Box 17479
Baltimore, MD 21297-1479

via private carriers/overnight services
T. Rowe Price Trust Company
Mailcode 17479
4515 Painters Mill Road
Owings Mills, MD 21117-4903

Requests for redemptions from employer-sponsored retirement accounts must be in writing; please call T. Rowe Price Trust Company or your plan administrator for instructions. IRA distributions may be requested in writing or by telephone; please call Shareholder Services to obtain an IRA Distribution Form or an IRA Shareholder Services Form to authorize the telephone redemption service.

INVESTING WITH T. ROWE PRICE                  33
 RIGHTS RESERVED BY THE FUNDS
 ----------------------------------------------------------
T. Rowe Price funds and their agents reserve the following rights: (1) to waive or lower investment minimums; (2) to accept initial purchases by telephone or mailgram; (3) to refuse any purchase or exchange order; (4) to cancel or rescind any purchase or exchange order (including, but not limited to, orders deemed to result in excessive trading, market timing, fraud, or 5% ownership) upon notice to the shareholder within five business days of the trade or if the written confirmation has not been received by the shareholder, whichever is sooner; (5) to freeze any account and suspend account services when notice has been received of a dispute between the registered or beneficial account owners or there is reason to believe a fraudulent transaction may occur; (6) to otherwise modify the conditions of purchase and any services at any time; (7) to waive any redemption, small account, maintenance, or other fees charged to a group of shareholders; (8) to act on instructions reasonably believed to be genuine; and
(9) to involuntarily redeem your account in cases of threatening conduct or suspected fraudulent or illegal activity. These actions will be taken when, in the sole discretion of management, they are deemed to be in the best interest of the fund.

In an effort to protect T. Rowe Price funds from the possible adverse effects of a substantial redemption in a large account, as a matter of general policy, no shareholder or group of shareholders controlled by the same person or group of persons will knowingly be permitted to purchase in excess of 5% of the outstanding shares of a fund, except upon approval of the fund's management.



 INFORMATION ABOUT YOUR SERVICES
 ----------------------------------------------------------
                                                            Shareholder Services
                                                                  1-800-225-5132
                                                               Investor Services
                                                                  1-800-638-5660
Many services are available to you as a shareholder; some you receive automatically, and others you must authorize or request on the New Account Form. By signing up for services on the New Account Form rather than later on, you avoid having to complete a separate form and obtain a signature guarantee. This section discusses some of the

T. ROWE PRICE                                 34
services currently offered. Our Services Guide, which we mail to all new shareholders, contains detailed descriptions of these and other services.

Note: Corporate and other institutional accounts require an original or certified resolution to establish services and to redeem by mail. Certain other fiduciary accounts (such as trusts or power of attorney arrangements) require documentation, which may include an original or certified copy of the trust or power of attorney to establish services and to redeem by mail. For more information, call Investor Services.

                                                                Retirement Plans
We offer a wide range of plans for individuals, institutions, and large and small businesses: Traditional IRAs, Roth IRAs, SIMPLE IRAs, SEP-IRAs, Keoghs (profit sharing, money purchase pension), 401(k)s, and 403(b)(7)s. For information on IRAs or our no-load variable annuity, call Investor Services. For information on all other retirement plans, please call our Trust Company at 1-800-492-7670.

                                                  Investing for College Expenses
We can help you save for future college expenses on a tax-advantaged basis.

Education Savings Accounts (ESAs) (formerly known as Education IRAs)
Invest up to $2,000 a year depending on your annual income; account earnings are tax-free when used for qualified expenses.

529 Plans
The T. Rowe Price College Savings Plan (for any U.S. resident), the Maryland College Investment Plan (for any U.S. resident), and the University of Alaska College Savings Plan (designed for Alaska residents) allow you to contribute on a tax-deferred basis toward a student's higher education. For more information on tax-related features and the plans' investment approaches, risks, and expenses, call toll-free 1-866-521-1894.

                                                              Automated Services
                                                                     Tele*Access
                                                                  1-800-638-2587
                                                                24 hours, 7 days
Tele*Access
24-hour service via a toll-free number enables you to (1) access information on fund performance, prices, distributions, account balances, and your latest transaction; (2) request checks, prospectuses, services forms, dupli-

INVESTING WITH T. ROWE PRICE                  35
cate statements, and tax forms; and (3) buy, sell, and exchange shares in your accounts (see Electronic Transfers in this section).

                                                                     Web Address
                                                              www.troweprice.com
Online Account Access
You can sign up online to conduct account transactions through our Web site on the Internet. If you subscribe to America Online/(R)/, you can access our Web site via keyword "T. Rowe Price" and conduct transactions in your account.

                                                               Plan Account Line
                                                                  1-800-401-3279
This 24-hour service is similar to Tele*Access but is designed specifically to meet the needs of retirement plan investors.

                                                                By Telephone and
                                                                       In Person
Buy, sell, or exchange shares by calling one of our service representatives or by visiting one of our investor center locations whose addresses are listed on the back cover.

                                                            Electronic Transfers
By ACH
With no charges to pay, you can move as little as $100 or as much as $100,000 between your bank account and fund account using the ACH system. Enter instructions via Tele*Access or your personal computer, or call Shareholder Services.

By Wire
Electronic transfers can be conducted via bank wire. There is a $5 fee for wire redemptions under $5,000, and your bank may charge for incoming or outgoing wire transfers regardless of size.

                                                                    Checkwriting
(Not available for equity funds or the High Yield, Emerging Markets Bond, or U.S. Bond Index Funds) You may write an unlimited number of free checks on any money market fund and most bond funds, with a minimum of $500 per check. Keep in mind, however, that a check results in a redemption; a check written on a bond fund will create a taxable event which you and we must report to the IRS.

                                                             Automatic Investing
Automatic Asset Builder
You can instruct us to move $50 ($100 for Summit Funds) or more from your bank account, or you can instruct your employer to send all or a portion of your paycheck to the fund or funds you designate.

T. ROWE PRICE                                 36
Automatic Exchange
You can set up systematic investments from one fund account into another, such as from a money fund into a stock fund.



 T. ROWE PRICE BROKERAGE
 ----------------------------------------------------------
                                                              To Open an Account
                                                                  1-800-638-5660
                                                                    For Existing
                                                             Brokerage Customers
                                                                  1-800-225-7720
Investments available through our brokerage service include stocks, options, bonds, and others at commission savings over full-service brokers.* We also provide a wide range of services, including:

Automated Telephone and Computer Services
You can enter stock and option orders, access quotes, and review account information around the clock by phone with Tele-Trader or via the Internet with Account Access-Brokerage. For stock trades entered through Tele-Trader, you will pay a commission of $35.00 for up to 1,000 shares plus $.02 for each share over 1,000. For stock trades entered through Account Access-Brokerage, you will pay a commission of $19.95 for up to 1,000 shares plus $.02 for each share over 1,000. Option trades entered through Account Access-Brokerage or Tele-Trader save you 10% over our standard commission schedule. All trades are subject to a $35 minimum commission except stock trades placed through Account Access-Brokerage.

Investor Information
A variety of informative reports, such as our Brokerage Insights series and S&P Market Month newsletter, as well as access to online research tools can help you better evaluate economic trends and investment opportunities.

Dividend Reinvestment Service
If you elect to participate in this service, the cash dividends from the eligible securities held in your account will automatically be reinvested in additional shares of the same securities free of charge. Most securities listed on national securities exchanges or Nasdaq are eligible for this service.

/*Services //v//ary //b//y //f//irm./

INVESTING WITH T. ROWE PRICE                  37
/T. Rowe Price //Brokerage is a division of //T. Rowe Price// Investment / /Services, Inc., Member NASD/SIPC./



 INVESTMENT INFORMATION
 ----------------------------------------------------------
To help you monitor your investments and make decisions that accurately reflect your financial goals, T. Rowe Price offers a wide variety of information in addition to account statements. Most of this information is also available on our Web site at www.troweprice.com.

A note on mailing procedures: If two or more members of a household own the same fund, we economize on fund expenses by sending only one fund report and prospectus. If you need additional copies or do not want your mailings to be "householded," please call Shareholder Services at 1-800-225-5132 or write to us at P.O. Box 17630, Baltimore, Maryland 21297-1630.

Shareholder Reports
Fund managers' annual and semiannual reviews of their strategies and performance.

The T. Rowe Price Report
A quarterly investment newsletter discussing markets and financial strategies and including the Performance Update, a review of all T. Rowe Price fund results.

Insights
Educational reports on investment strategies and financial markets.

Investment Guides
Asset Mix Worksheet, Diversifying Overseas: A T. Rowe Price Guide to International Investing, Managing Your Retirement Distribution, Retirement Readiness Guide, Retirement Planning Kit, and Tax Considerations for Investors.

T. ROWE PRICE                                 38
 T. ROWE PRICE PRIVACY POLICY
 ----------------------------------------------------------
 In the course of doing business with T. Rowe Price, you share personal and financial information with us. We treat this information as confidential and recognize the importance of protecting access to it.

 You may provide information when communicating or transacting with us in writing, electronically, or by phone. For instance, information may come from applications, requests for forms or literature, and your transactions and account positions with us. On occasion, such information may come from consumer reporting agencies and those providing services to us.

 We do not sell information about current or former customers to any third parties, and we do not disclose it to third parties unless necessary to process a transaction, service an account, or as otherwise permitted by law. We may share information within the T. Rowe Price family of companies in the course of providing or offering products and services to best meet your investing needs. We may also share that information with companies that perform administrative or marketing services for T. Rowe Price, with a research firm we have hired, or with a business partner, such as a bank or insurance company with whom we are developing or offering investment products. When we enter into such a relationship, our contracts restrict the companies' use of our customer information, prohibiting them from sharing or using it for any purposes other than those for which they were hired.

 We maintain physical, electronic, and procedural safeguards to protect your personal information. Within T. Rowe Price, access to such information is limited to those who need it to perform their jobs, such as servicing your accounts, resolving problems, or informing you of new products or services. Finally, our Code of Ethics, which applies to all employees, restricts the use of customer information and requires that it be held in strict confidence.

 This Privacy Policy applies to the following T. Rowe Price family of companies:
 T. Rowe Price Associates, Inc.; T. Rowe Price Advisory Services, Inc.; T. Rowe Price Investment Services, Inc.; T. Rowe Price Savings Bank; T. Rowe Price Trust Company; and the T. Rowe Price Funds.

To help you achieve your financial goals, T. Rowe Price offers a wide range of stock, bond, and money market investments, as well as convenient services and informative reports.
A fund Statement of Additional Information has been filed with the Securities and Exchange Commission and is incorporated by reference into this prospectus. Further information about fund investments, including a review of market conditions and the manager's recent strategies and their impact on performance, is available in the annual and semiannual shareholder reports. To obtain free copies of any of these documents, or for shareholder inquiries, call 1-800-638-5660.

Fund information and Statements of Additional Information are also available from the Public Reference Room of the Securities and Exchange Commission. Infor-mation on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Fund reports and other fund information are available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at publicinfo@sec.gov, or by writing the Public Reference Room, Washington D.C. 20549-0102.
 For mutual fund or T. Rowe Price Brokerage information
 Investor Services
 1-800-638-5660

For existing accounts
 Shareholder Services
 1-800-225-5132

For the hearing impaired
 1-800-367-0763

For performance, prices,
account information, or
to conduct transactions
 Tele*Access/(R)/
 24 hours, 7 days
 1-800-638-2587

Internet address
 www.troweprice.com

Plan Account Line
 For retirement plan
 investors: The
 appropriate 800
 number appears on your retirement account statement.
Investor Centers
 For directions, call
 1-800-225-5132 or
 visit our Web site

Baltimore Area
Downtown
 105 East Lombard Street

Owings Mills
 Three Financial Center
 4515 Painters Mill Road

Boston Area
 386 Washington Street
 Wellesley

Chicago Area
 1900 Spring Road
 Suite 104
 Oak Brook

Colorado Springs
 2260 Briargate Parkway

Los Angeles Area
 Warner Center
 21800 Oxnard Street
 Suite 270
 Woodland Hills

New Jersey/New York Area
 51 JFK Parkway, 1st Floor
 Short Hills, New Jersey

San Francisco Area
 1990 N. California Blvd.
 Suite 100
 Walnut Creek

Tampa
 4211 W. Boy Scout Blvd.
 8th Floor

Washington, D.C. Area
Downtown
 900 17th Street, N.W.
 Farragut Square

Tysons Corner
 1600 Tysons Boulevard
 Suite 150
T. Rowe Price Associates, Inc.
100 East Pratt Street
Baltimore, MD 21202

                                                             C16-040 9/30/02

1940 Act File No. 811-21149

  STATEMENT OF ADDITIONAL INFORMATION

   The date of this Statement of Additional Information is September 30, 2002.


         T. ROWE PRICE RETIREMENT FUNDS, INC. ("Retirement Funds")
           T. Rowe Price Retirement 2010 Fund
           T. Rowe Price Retirement 2020 Fund
           T. Rowe Price Retirement 2030 Fund

           T. Rowe Price Retirement 2040 Fund
           T. Rowe Price Retirement Income Fund
 -------------------------------------------------------------------------------

   Mailing Address:
   T. Rowe Price Investment Services, Inc.
   100 East Pratt Street
   Baltimore, Maryland 21202
   1-800-638-5660

   Throughout this Statement of Additional Information, "the fund" is intended to refer to each fund listed on the cover page, unless otherwise indicated.


   This Statement of Additional Information is not a prospectus but should be read in conjunction with the appropriate fund prospectus dated September 30, 2002, which may be obtained from T. Rowe Price Investment Services, Inc. ("Investment Services").

   If you would like a prospectus or an annual or semiannual shareholder report for a fund of which you are not a shareholder, please call 1-800-638-5660 and they will be sent to you at no charge. Please read them carefully.

                                                             C16-043 9/30/02

                              TABLE OF CONTENTS
                              -----------------
                                 Page                                    Page
                                 ----                                    ----
Capital Stock                       3       Investment Restrictions         1
                                    5                                       4
---------------------------------------     -----------------------------------
Code of Ethics                      3       Legal Counsel                   3
                                    2                                       7
---------------------------------------     -----------------------------------
Custodian                           3       Management of                   1
                                    2       the                             6
                                            Fund
---------------------------------------     -----------------------------------
Distributor for the Fund            3       Net Asset Value                 3
                                    1       p                               2
                                            er Share
---------------------------------------     -----------------------------------
Dividends and Distributions         3       Pricing of Securities           3
                                    3                                       2
---------------------------------------     -----------------------------------
Federal Registration of Shares      3       Services by Outside Parties     3
                                    7                                       2
---------------------------------------     -----------------------------------
Independent Accountants             3       Special Considerations          1
                                    7                                       3
---------------------------------------     -----------------------------------
Investment Management Services      2       Tax Status                      3
                                    9                                       3
---------------------------------------     -----------------------------------
Investment Objectives and           2       Yield Information               3
Policies                                                                    4
---------------------------------------     -----------------------------------
Investment Performance              3
                                    4
---------------------------------------     -----------------------------------






 INVESTMENT OBJECTIVES AND POLICIES
 -------------------------------------------------------------------------------
   The following information supplements the discussion of each fund's investment objectives and policies discussed in each fund's prospectus.

   Shareholder approval is required to substantively change fund objectives. Unless otherwise specified, the investment programs and restrictions of the funds are not fundamental policies. Each fund's operating policies are subject to change by each Board of Directors without shareholder approval. However, shareholders will be notified of a material change in an operating policy. Each fund's fundamental policies may not be changed without the approval of at least a majority of the outstanding shares of the fund or, if it is less, 67% of the shares represented at a meeting of shareholders at which the holders of 50% or more of the shares are represented. References to the following are as indicated:

                  Investment Company Act of 1940 ("1940 Act")
                  Securities and Exchange Commission ("SEC")
                  T. Rowe Price Associates, Inc. ("T. Rowe Price") Moody's Investors Service, Inc. ("Moody's") Standard & Poor's Corporation ("S&P")
                  Internal Revenue Code of 1986 ("Code")
                  T. Rowe Price International, Inc. ("T. Rowe Price International")


                                   Income Funds


   The Retirement Funds are designed to assist investors with their long-term retirement goals. To accomplish this, each Retirement Fund invests its assets in a selection of other T. Rowe Price mutual funds. A description of the investment objective, strategy, and risks of these underlying T. Rowe Price funds is set forth below.

   High Yield Fund


   What is the fund's objective?

   The fund seeks high current income and, secondarily, capital appreciation.

   What is the fund's principal investment strategy?

   The fund will normally invest at least 80% of net assets in a widely diversified portfolio of high-yield corporate bonds, often called "junk" bonds, income-producing convertible securities, and preferred stocks. High-yield bonds are rated below investment grade (BB and lower). They generally provide high income in an effort to compensate investors for their higher risk of default, which is the failure to make required interest or principal payments. High-yield bond issuers include small or relatively new companies lacking the history or capital to merit investment-grade status, former blue chip companies downgraded because of financial problems, companies electing to borrow heavily to finance or avoid a takeover or buyout, and firms with heavy debt loads.

   The fund's weighted average maturity generally is expected to be in the 8- to 12-year range. In selecting investments, we rely extensively on T. Rowe Price research analysts. The fund intends to focus primarily on the higher-quality range (BB/B) of the high-yield market.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality, to shift assets into higher-yielding securities, or to reduce marginal quality securities.


   What are the main risks of investing in the fund?

   This fund could have greater price declines than one that invests primarily in high-quality bonds. Like other bond funds, it is exposed to interest rate risk, but credit risk and other risks may often be more important.

  . Interest rate risk This is the decline in bond prices that usually accompanies a rise in interest rates. Longer-maturity bonds typically decline more than those with shorter maturities.

  . Credit risk This is the potential for price losses caused by credit rating downgrades and defaults. Companies issuing high-yield bonds are not as strong financially as those with higher credit ratings, so the bonds are usually considered speculative investments. These companies are more vulnerable to financial setbacks and recession than more creditworthy companies, which may impair their ability to make interest and principal payments. Therefore, the credit risk for the fund's portfolio increases when the U.S. economy slows or enters a recession.

   The fund may be more vulnerable to interest rate risk if it is focusing on BB rated bonds, since better-quality junk bonds follow the investment-grade market to some extent. But if its focus is on bonds rated B and below, credit risk will probably predominate.

  . Liquidity risk This is the chance that the fund may not be able to sell bonds at desired prices and that large purchases or sales of certain high-yield bond issues may cause substantial price swings.

  . Other risks The entire noninvestment-grade bond market can experience sudden and sharp price swings due to a variety of factors, including changes in economic forecasts, stock market activity, large sustained sales by major investors, a high-profile default, or a change in the market's psychology. This type of volatility is usually associated more with stocks than bonds, but junk bond investors should be prepared for it.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   New Income Fund


   What is the fund's objective?

   The fund seeks the highest level of income consistent with the preservation of capital over time by investing primarily in marketable debt securities.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of the fund's total assets in income-producing securities, which may include U.S. government and agency obligations, mortgage- and asset-backed securities, corporate bonds, foreign securities, collateralized mortgage obligations (CMOs), and others, including, on occasion, equities.

   All debt securities purchased by the fund must be rated investment grade (AAA, AA, A, or BBB) by at least one major credit rating agency or, if unrated, must have a T. Rowe Price equivalent rating. Up to 15% of total assets may be invested in "split-rated securities," or those rated investment grade by at least one rating agency, but below investment grade by others. However, none of the fund's remaining assets can be invested in bonds rated below investment grade by Standard & Poor's, Moody's, or Fitch IBCA, Inc.

   The fund has considerable flexibility in seeking high yield for the fund. There are no maturity restrictions, so we can purchase longer-term bonds, which tend to have higher yields than shorter-term issues. However, the portfolio's weighted average maturity is expected to be between four and 15 years. In addition, when there is a large yield difference between the various quality levels, we may move down the credit scale and purchase lower-rated bonds with higher yields. When the difference is small or the outlook warrants, we may concentrate investments in higher-rated issues.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities or different sectors.


   What are the main risks of investing in the fund?

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics. Securities rated below investment-grade (junk or high yield bonds) should be regarded as speculative because their issuers are more susceptible to financial setbacks and recession than more creditworthy companies.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Derivatives risk Shareholders are also exposed to derivatives risk, the potential that our investments in these complex and volatile instruments could affect the fund's share price. In addition to CMOs and better-known instruments such as swaps and futures, other derivatives that may be used in limited fashion by the fund include interest-only (IO) and principal-only
   (PO) securities known as "strips." The value of these instruments is derived from an underlying pool of mortgage-backed securities or a CMO. Some of these instruments can be highly volatile, and their value can fall dramatically in response to rapid or unexpected changes in the mortgage, interest rate, or economic environment.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Short-Term Bond Fund


   What is the fund's objective?

   The fund seeks a high level of income consistent with minimal fluctuation in principal value and liquidity.


   What is the fund's principal investment strategy?

   The fund will invest in a diversified portfolio of short- and intermediate-term investment-grade corporate, government, and mortgage-backed securities. We may also invest in bank obligations, collateralized mortgage obligations, foreign securities, and hybrids. The fund will invest at least 80% of its net assets in bonds. The fund's average effective maturity will not exceed three years, and no security's effective maturity will exceed seven years when purchased. (An issue's effective maturity is based on its nearest call date rather than its maturity date.) We will purchase only securities that are rated within the four highest credit categories (AAA, AA, A, BBB) by at least one national rating agency or, if unrated, that have a T. Rowe Price equivalent rating.

   Within this broad structure, investment decisions reflect the manager's outlook for interest rates and the economy as well as the prices and yields of the various securities. For example, if rates are expected to fall, the manager may seek longer-term securities (within the fund's program) that would provide higher yields and appreciation potential.

   The fund may also invest in other securities, including futures, options, and swaps, in keeping with its objective.

   The fund may sell holdings for a variety of reasons, such as to adjust the portfolio's average maturity or quality or to shift assets into higher-yielding securities or different sectors.


   What are the main risks of investing in the fund?

   Unlike money market funds, which are managed to maintain a stable share price, the fund's price can decline. The share price, yield, and overall return will be affected by the following:

  . Interest rate risk  Investors should be concerned primarily with this risk.
   An increase in interest rates will likely cause the fund's share price to fall, resulting in a loss of principal. That's because the bonds and notes in the fund's portfolio become less attractive to other investors when securities with higher yields become available. Even GNMAs and other securities whose principal and interest payments are guaranteed can decline in price if rates rise. Generally speaking, the longer a bond's maturity, the greater its potential for price declines if rates rise and for price gains if rates fall. Because the fund may invest in bonds of any maturity, it carries more interest rate risk than short-term bond funds.

  . Credit risk This is the chance that any of the fund's holdings will have its credit rating downgraded or will default (fail to make scheduled interest or principal payments), potentially reducing the fund's income level and share price.

   Investment-grade (AAA to BBB) securities have relatively low financial risk and a relatively high probability of future payment. However, securities rated BBB are more susceptible to adverse economic conditions and may have speculative characteristics.


   3 The fund may continue to hold a security that has been downgraded or loses its investment-grade rating after purchase.

  . Prepayment risk and extension risk A mortgage-backed bond, unlike most other bonds, can be hurt when interest rates fall, because homeowners tend to refinance and prepay principal. Receiving increasing prepayments in a falling interest rate environment causes the average maturity of the portfolio to shorten, reducing its potential for price gains. It also requires the fund to reinvest proceeds at lower interest rates, which reduces the portfolio's total return, reduces its yield, and may even cause certain bonds' prices to fall below what the fund paid for them, resulting in a capital loss. Any of these developments could cause a decrease in the fund's income, share price, or total return.

   Extension risk refers to a rise in interest rates that causes a fund's average maturity to lengthen unexpectedly due to a drop in mortgage prepayments. This would increase the fund's sensitivity to rising rates and its potential for price declines.

  . Foreign investing risk To the extent the fund holds foreign bonds, it will be subject to special risks whether the bonds are denominated in U.S. dollars or foreign currencies. These risks include potentially adverse political and economic developments overseas, greater volatility, lower liquidity, and the possibility that foreign currencies will decline against the dollar, lowering the value of securities denominated in those currencies and possibly the fund's share price.

   In addition, derivative securities held by the fund can be unusually volatile, and a small position could cause a significant loss.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   Summit Cash Reserves Fund


   What is the fund's objective?

   The fund seeks preservation of capital and liquidity and, consistent with these, the highest possible current income.


   What is the fund's principal investment strategy?

   The fund is a money market fund managed to provide a stable share price of $1.00 that invests in high-quality, U.S. dollar-denominated money market securities of U.S. and foreign issuers. All securities held by the fund will mature in 13 months or less. The fund's average weighted maturity will not exceed 90 days, and its yield will fluctuate with changes in short-term interest rates. In selecting securities, fund managers may examine the relationships among yields on various types and maturities of money market securities in the context of their outlook for interest rates. For example, commercial paper often offers a yield advantage over Treasury bills. And if rates are expected to fall, longer maturities, which typically have higher yields than shorter maturities, may be purchased to try to preserve the fund's income level. Conversely, shorter maturities may be favored if rates are expected to rise.

   What are the main risks of investing in the fund?

   Since money market funds are managed to maintain a constant $1.00 share price, they should have little risk of principal loss. However, there is no assurance the fund will avoid principal losses if fund holdings default or are downgraded or interest rates rise sharply in an unusually short period. In addition, the fund's yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. This should be an advantage when interest rates are rising but not when rates are falling. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                                   Equity Funds

   Equity Index 500 Fund


   What is the fund's objective?

   The fund seeks to match the performance of the Standard & Poor's 500 Stock Index/(R)/. The S&P 500 is made up of primarily large-capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization. (Market capitalization is the number of a company's outstanding shares multiplied by the market price per share.)

   The inclusion of a stock in the S&P 500 Index is not an endorsement by Standard & Poor's of the stock as an investment, nor is S&P a sponsor of the fund or in any way affiliated with it. .



   What is the fund's principal investment strategy?

   The fund invests substantially all of its assets in all of the stocks in the S&P 500 Index. We attempt to maintain holdings of each stock in proportion to its weight in the index. This is known as a full replication strategy.

   Standard & Poor's constructs the index by first identifying major industry categories and then allocating a representative sample of the larger and more liquid stocks in those industries to the index. S&P weights each stock according to its total market value. For example, the 50 largest companies in the index may account for over 50% of its value.

   T. Rowe Price continually compares the composition of the fund to that of the index. If a misweighting develops, the portfolio is rebalanced in an effort to bring it into line with the index. In addition to stocks, the fund may purchase exchange traded funds, stock index futures, or stock options in an effort to minimize any deviations in performance with its index.

   While there is no guarantee, the investment manager expects the correlation between the fund and its index to be at least .95. A correlation of 1.00 means the returns of the fund and the index move in the same direction (but not necessarily by the same amount). A correlation of 0.00 means movements in the fund are unrelated to movements in the index.


   The fund may sell securities to better align its portfolio with the characteristics of its benchmark or satisfy redemption requests. However, the fund is not required to sell specific issues that have been removed from its index.


   What are the main risks of investing in the fund?

   The fund is designed to track broad segments of the U.S. stock markets--whether they are rising or falling. Markets as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling.

   Since the fund is passively managed and seeks to remain fully invested at all times, assets cannot be shifted from one stock or group of stocks to another based on their prospects, or from stocks into bonds or cash equivalents in an attempt to cushion the impact of a market decline. Therefore, actively managed funds may outperform this fund.

   The fund emphasizes large-cap stocks, which may at times lag shares of smaller, faster-growing companies. It may also pay a modest dividend that can help offset losses in falling markets.

   Tracking error The returns are likely to be slightly below those of the index because the fund has fees and transaction expenses while the index has none. The timing of cash flows and a fund's size can also influence returns. For example, the fund's failure to reach a certain asset size may limit its ability to purchase all the stocks in the index and achieve full replication.

   Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


   Growth Stock Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth and, secondarily, increasing dividend income through investments in the common stocks of well-established growth companies.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in the common stocks of a diversified group of growth companies. We mostly seek investments in companies that have the ability to pay increasing dividends through strong cash flow. We generally look for companies with an above-average rate of earnings growth and a lucrative niche in the economy that gives them the ability to sustain earnings momentum even during times of slow economic growth. As growth investors, we believe that when a company increases its earnings faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Growth stocks can be volatile for several reasons. Since these companies usually invest a high portion of earnings in their businesses, they may lack the dividends of value stocks that can cushion stock prices in a falling market. Also, earnings disappointments often lead to sharply falling prices because investors buy growth stocks in anticipation of superior earnings growth.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Mid-Cap Growth Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.


   What is the fund's principal investment strategy?

   We will invest at least 80% of net assets in a diversified portfolio of common stocks of mid-cap companies whose earnings T. Rowe Price expects to grow at a faster rate than the average company. We define mid-cap companies as those whose market capitalization (number of shares outstanding multiplied by share price) falls within the range of either the S&P MidCap 400 Index or the Russell Midcap Growth Index. The market capitalization of the companies in the fund's portfolio and the S&P and Russell indices changes over time; the fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside this range.

   As "growth" investors, we believe that when a company's earnings grow faster than both inflation and the overall economy, the market will eventually reward it with a higher stock price.

   In selecting investments, we generally favor companies that:

  . have proven products or services;
  . have a record of above-average earnings growth;
  . have demonstrated potential to sustain earnings growth;
  . operate in industries experiencing increasing demand; or . have stock prices that appear to undervalue their growth prospects.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The stocks of mid-cap companies entail greater risk and are usually more volatile than the shares of large companies. In addition, growth stocks can be volatile for several reasons. Since they usually reinvest a high proportion of earnings in their own businesses, they may lack the dividends usually associated with value stocks that can cushion their decline in a falling market. Also, since investors buy these stocks because of their expected superior earnings growth, earnings disappointments often result in sharp price declines.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Small-Cap Stock Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital growth by investing primarily in stocks of small companies.


   What is the fund's principal investment strategy?

   The fund will invest at least 80% of net assets in stocks of small companies. A small company is defined as having a market capitalization that falls (i) within or below the range of companies in the current Russell 2000 Index or
   (ii) below the three-year average maximum market cap of companies in the index as of December 31 of the three preceding years. The Russell 2000 Index is a widely used benchmark for small-cap stock performance. Stock selection may reflect either a growth or value investment approach. When choosing stocks, we generally look for the following characteristics:

  . capable management;
  . attractive business niches;
  . pricing flexibility;
  . sound financial and accounting practices;
  . a demonstrated ability to grow revenues, earnings, and cash flow consistently; and
  . the potential for a catalyst (such as increased investor attention, asset sales, strong business prospects, or a change in management) to cause the stock's price to rise.

   We may also select stocks on certain growth or value considerations. For example, we may look for a company whose price/earnings ratio is attractive relative to the underlying earnings growth rate. A value stock would be one where the stock price appears undervalued in relation to earnings, projected cash flow, or asset value per share.

   Holdings will be widely diversified by industry and company; under most circumstances, the fund will invest less than 1.5% of its total assets in any single company. The market capitalization of the companies in the fund's portfolio and the Russell 2000 Index changes over time and the fund will not sell a stock just because a company has grown to a market capitalization outside the range of the Russell 2000. The fund may, on occasion, purchase companies with a market capitalization above the range.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   Investing in small companies involves greater risk than is customarily associated with larger companies. Stocks of small companies are subject to more abrupt or erratic price movements than larger-company stocks. Small companies often have limited product lines, markets, or financial resources, and their managements may lack depth and experience. Such companies seldom pay significant dividends that could cushion returns in a falling market.

   Stocks with growth characteristics can have sharp price declines as a result of earnings disappointments, even small ones. Stocks with value characteristics carry the risk that investors will not recognize their intrinsic value for a long time or that they are actually appropriately priced at a low level. Because this fund holds stocks with both growth and value characteristics, its share price may be negatively affected by either set of risks.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.

   Value Fund


   What is the fund's objective?

   The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.


   What is the fund's principal investment strategy?

   In taking a value approach to investment selection, at least 65% of total assets will be invested in common stocks the portfolio manager regards as undervalued. Holdings are expected to consist primarily of large-company stocks, but may also include mid-cap and small-cap companies.

   Our in-house research team seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation. In selecting investments, we generally look for one or more of the following:

  . low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
  . low stock price relative to a company's underlying asset values;

  . companies which may benefit from restructuring activity; and/or

  . a sound balance sheet and other positive financial characteristics.

   In pursuing its investment objective, the fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the fund's management believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

   While most assets will be invested in U.S. common stocks, other securities may also be purchased, including foreign stocks, futures, and options, in keeping with fund objectives.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   The value approach carries the risk that the market will not recognize a security's intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately priced.

   As with all equity funds, this fund's share price can fall because of weakness in the broad market, a particular industry, or specific holdings. The market as a whole can decline for many reasons, including adverse political or economic developments here or abroad, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in a rising market. Finally, the fund's investment approach could fall out of favor with the investing public, resulting in lagging performance versus other types of stock funds.

   Foreign stock holdings are subject to the risk that some holdings may lose value because of declining foreign currencies or adverse political or economic events overseas. Investments in futures and options, if any, are subject to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                             International Equity Fund

   International Stock Fund

   What is the fund's objective?

   The fund seeks long-term growth of capital through investments primarily in the common stocks of established, non-U.S. companies.


   What is the fund's principal investment strategy?

   The fund expects to invest substantially all of the fund's assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Stock selection reflects a growth style. We may purchase the stocks of companies of any size, but our focus will typically be on large and, to a lesser extent, medium-sized companies. Normally, at least 80% of the fund's net assets will be invested in stocks.

   T. Rowe Price International, Inc. ("T. Rowe Price International") employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth. We seek to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence our allocations among large-, mid-, or small-cap shares.

   While we invest with an awareness of the global economic backdrop and our outlook for industry sectors and individual countries, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

   In selecting stocks, we generally favor companies with one or more of the following characteristics:

   . leading market position;
   . attractive business niche;
   . strong franchise or monopoly;
   . technological leadership or proprietary advantages;
   . seasoned management;
   . earnings growth and cash flow sufficient to support growing dividends; and . healthy balance sheet with relatively low debt.

   While the fund invests primarily in common stocks, the fund may also purchase other securities, including futures and options, in keeping with the fund's objective.

   The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.


   What are the main risks of investing in the fund?

   As with all stock funds, the fund's share price can fall because of weakness in one or more of its primary equity markets, a particular industry, or specific holdings. Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling. The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment. In addition, our assessment of companies held in the fund may prove incorrect, resulting in losses or poor performance even in rising markets.

   Funds that invest overseas generally carry more risk than funds that invest strictly in U.S. assets. Even investments in countries with highly developed economies are subject to significant risks. Some particular risks affecting this fund include the following:

  . Currency risk This refers to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency. The overall impact on a fund's holdings can be significant, unpredictable, and long-lasting depending on the currencies represented in the portfolio and how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged. Under normal conditions, the fund does not engage in extensive foreign currency hedging programs. Further, exchange rate movements are volatile and it is not possible to effectively hedge the currency risks of many developing countries.

  . Geographic risk The economies and financial markets of certain regions-such as Latin America and Asia-can be interdependent and may all decline at the same time.

  . Emerging market risk To the extent the fund invests in emerging markets, it is subject to greater risk than a fund investing only in developed markets. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity. Fund performance will likely be hurt by exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval, or interventionist government policies. Significant buying or selling by a few major investors may also heighten the volatility of emerging markets. These factors make investing in such countries significantly riskier than in other countries and any one of them could cause the fund's share price to decline.

  . Other risks of foreign investing Risks can result from the varying stages of economic and political development, differing regulatory environments, trading days, and accounting standards, and higher transaction costs of non-U.S. markets. Investments outside the United States could be subject to governmental actions such as capital or currency controls, nationalization of a company or industry, expropriation of assets, or imposition of high taxes.

  . Futures/options risk To the extent the fund uses futures and options, it is exposed to additional volatility and potential losses.

   As with any mutual fund, there can be no guarantee the fund will achieve its objective.


                          Interfund Borrowing and Lending


   The fund is a party to an exemptive order received from the SEC on December 8, 1998, amended on November 23, 1999, that permits it to borrow money from other funds in the T. Rowe Price complex ("Price Funds"). All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The program is subject to the oversight and periodic review of the Boards of Directors of the Price Funds.



 SPECIAL CONSIDERATIONS
 -------------------------------------------------------------------------------
   Prospective investors should consider that certain underlying Price funds (the "Price funds") may engage in the following:

   Foreign Currency Transactions Enter into foreign currency transactions. Since investments in foreign companies will usually involve currencies of foreign countries, and the International funds, as well as certain other Price funds, will hold funds in bank deposits in foreign custodians during the completion of investment programs, the value of the assets of the Price funds as measured in U.S. dollars may be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations, and these Price funds may incur costs in connection with conversions between various currencies. The Price funds will generally conduct their foreign currency exchange transactions either on a spot (i.e., cash) basis at the prevailing rate in the foreign currency exchange market, or through entering into forward contracts to purchase or sell foreign currencies. The Price funds will generally not enter into a forward contract with a term of greater than one year. Although foreign currency transactions will be used primarily to protect the Price funds from adverse currency movements, they also involve the risk that anticipated currency movements will not be accurately predicted.

   Lending Portfolio Securities Lend portfolio securities for the purpose of realizing additional income. The Price funds may lend securities to broker-dealers or institutional investors. Any such loan will be continuously secured by collateral at least equal to the value of the security loaned. Such lending could result in delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially.

   Futures Contracts and Options (types of potentially high-risk derivatives) Enter into interest rate, stock index, or currency futures contracts. Certain Price funds may enter into such contracts (or options thereon), or a combination of such contracts, (1) as a hedge against changes in prevailing levels of interest rates, price movements, or currency exchange rates in the Price funds' portfolios in order to establish more definitely the effective return on securities or currencies held or intended to be acquired by such Price funds; (2) as an efficient means of adjusting the Price funds' exposure to the markets; or (3) to adjust the duration of the Price funds' portfolios. Initial margin deposits and premiums on options used for non-hedging purposes will not equal more than 5% of each Price fund's net asset value. Certain Price funds may also purchase and sell call and put options on securities, currencies, and financial and stock indices. The aggregate market value of each fund's currencies or portfolio securities covering call or put options will not exceed 25% of a fund's net assets. Futures contracts and options can be highly volatile and could result in reduction of a Price fund's total return, and a Price fund's attempt to use such investments for hedging purposes may not be successful.

               FOR MORE INFORMATION ABOUT AN UNDERLYING PRICE FUND,
                       CALL 1-800-638-5660 (1-410-345-2308).



 INVESTMENT RESTRICTIONS
 -------------------------------------------------------------------------------
   Fundamental policies may not be changed without the approval of the lesser of
   (1) 67% of the fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy or (2) more than 50% of a fund's outstanding shares. Other restrictions in the form of operating policies are subject to change by the fund's Board of Directors without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the fund. Calculation of the fund's total assets for compliance with any of the following fundamental or operating policies or any other investment restrictions set forth in the fund's prospectus or Statement of Additional Information will not include cash collateral held in connection with securities lending activities.


                               Fundamental Policies

   As a matter of fundamental policy, the fund may not:

   (1) Borrowing Borrow money except that the fund may (i) borrow for non-leveraging, temporary, or emergency purposes; and (ii) engage in reverse repurchase agreements and make other investments or engage in other transactions, which may involve a borrowing, in a manner consistent with the fund's investment objective and program, provided that the combination of (i) and (ii) shall not exceed 33/1//\\/3/\\% of the value of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings) or such other percentage permitted by law. Any borrowings which come to exceed this amount will be reduced in accordance with applicable law. The fund may borrow from banks, other Price Funds, or other persons to the extent permitted by applicable law;

   (2) Commodities Purchase or sell physical commodities, except that the fund may enter into futures contracts and options thereon;

   (3) Loans Make loans, although the funds may purchase money market securities and enter into repurchase agreements;

   (4) Real Estate Purchase or sell real estate, including limited partnership interests therein, unless acquired as a result of ownership of securities or other instruments (although each fund may purchase money market securities secured by real estate or interests therein, or issued by companies or investment trusts which invest in real estate or interests therein);

   (5) Senior Securities Issue senior securities except in compliance with the 1940 Act; or


   (6) Underwriting Underwrite securities issued by other persons, except to the extent that the fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase and sale of its portfolio securities in the ordinary course of pursuing its investment program; or

   (7) Concentration Concentrate in any industry except that the fund will concentrate (invest more than 25% of its total assets) in the mutual fund industry.


                                      NOTES

       The following Notes should be read in connection with the above-described fundamental policies. The Notes are not fundamental policies.

       With respect to investment restriction (5), under the 1940 Act an open end investment company can borrow money from a bank provided that immediately after such borrowing there is asset coverage of at least 300% for all borrowings. If the asset coverage falls below 300%, the company must, within three business days, reduce the amount of its borrowings to satisfy the 300% requirement.


                                Operating Policies

   As a matter of operating policy, the fund may not:

   (1) Borrowing Purchase additional securities when money borrowed exceeds 5% of its total assets;

   (2) Control of Portfolio Companies Invest in companies for the purpose of exercising management or control;

   (3) Illiquid Securities Purchase illiquid securities if, as a result, more than 15% of its net assets would be invested in such securities;

   (4) Options Invest in options, although the fund reserves the right to do so in the future;

   (5) Futures Purchase futures, although the fund reserves the right to do so in the future;

   (6) Forward Currency Contracts Purchase forward currency contracts, although the fund reserves the right to do so in the future;

   (7) Margin Purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and
       (ii) it may make margin deposits in connection with futures contracts or other permissible investments;

   (8) Mortgaging Mortgage, pledge, hypothecate, or, in any manner, transfer any security owned by the fund as security for indebtedness, except as may be necessary in connection with permissible borrowings or investments, and then such mortgaging, pledging, or hypothecating may not exceed 33/1//\\/3/\\% of the fund's total assets at the time of borrowing or investment;

   (9) Short Sales Effect short sales of securities; or

   (10) Warrants Invest in warrants.

   There is no limit on the amount the fund may own of the total outstanding voting securities of registered investment companies which are members of the
   T. Rowe Price family of funds. Each fund, in accordance with the prospectus, may invest more than 5% of its assets in any one or more of the Price funds. Each fund may invest more than 10% of its assets, collectively, in registered investment companies which are members of the T. Rowe Price family of funds.


   Because of their investment objectives and policies, the funds will each concentrate more than 25% of their assets in the mutual fund industry. In accordance with the funds' investment programs set forth in the prospectus, each of the funds may invest more than 25% of its assets in certain of the underlying Price funds. However, each of the underlying Price funds in which each fund will invest (other than New Income, Short-Term Bond and High Yield Funds) will not concentrate more than 25% of its total assets in any one industry. The New Income and Short-Term Bond Funds will, under certain conditions, invest up to 50% of their assets in any one of the following industries: gas, utility, gas transmission utility, electric utility, telephone utility, and petroleum. The Short-Term Bond and High Yield Funds will each normally concentrate 25% or more of their assets in the securities of the banking industry when their position in issues maturing in one year or less equals 35% or more of their total assets. The High Yield, New Income, and Short-Term Bond Funds have no current intention of concentrating their investments.



 MANAGEMENT OF THE FUND
 -------------------------------------------------------------------------------
   The management of each fund's business and affairs is the responsibility of the Board of Directors for Retirement Funds. In exercising their responsibilities, the Board, among other things, will refer to the Special Servicing Agreement and policies and guidelines included in an Application for an Exemptive Order (and accompanying Notice and Order issued by the Commission in connection with T. Rowe Price Spectrum Funds, Inc., which also applies to the Retirement Funds). A majority of Retirement Funds' directors will be non-interested persons as defined in Section 2(a)(19) of the 1940 Act. However, the directors and the officers of Retirement Funds and T. Rowe Price also serve in similar positions with most of the underlying Price funds. Thus, if the interests of a fund and the underlying Price funds were ever to become divergent, it is possible that a conflict of interest could arise and affect how this latter group of persons fulfill their fiduciary duties to that fund and the underlying Price funds. The directors of Retirement Funds believe they have structured each fund to avoid these concerns. However, conceivably, a situation could occur where proper action for Retirement Funds or the Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds separately, could be adverse to the interests of an underlying Price fund, or the reverse could occur. If such a possibility arises, the directors and officers of the affected funds and T. Rowe Price will carefully analyze the situation and take all steps they believe reasonable to minimize and, where possible, eliminate the potential conflict.

   The officers and directors of the Retirement Funds are listed below. Unless otherwise noted, the address of each is 100 East Pratt Street, Baltimore, Maryland 21202. Except as indicated, each of the inside directors has been an employee of T. Rowe Price for more than five years. The inside directors of the Retirement Funds are not paid a fee for their service as directors.

   Retirement Funds are governed by a Board of Directors that meets regularly to review fund investments, performance, expenses, and other business affairs. The Board elects the Retirement Funds' officers. The Board also is responsible for performing various duties imposed on them by the Investment Company Act of 1940 and by the laws of Maryland. The majority of Board members are independent of T. Rowe Price and T. Rowe Price International. The directors who are also employees or officers of T. Rowe Price are referred to as inside or interested directors. Each Board currently has three committees, described in the following paragraphs.

   The Committee of Independent Directors, which consists of all of the independent directors of the funds, is responsible for selecting candidates for election as independent directors to fill vacancies on each fund's Board.
   F. Pierce Linaweaver is chairman of the committee. The committee will consider written recommendations from shareholders for possible nominees. Shareholders should submit their recommendations to the secretary of the funds.

   The Joint Audit Committee is comprised of David K. Fagin, F. Pierce Linaweaver, John G. Schreiber, and Paul M. Wythes, all independent directors. The Audit Committee holds two regular meetings during each fiscal year, at which time it meets with the independent accountants of the T. Rowe Price funds to review: (1) the services provided; (2) the findings of the most recent audits; (3) management's response to the findings of the most recent audits; (4) the scope of the audits to be performed; (5) the accountants' fees; and (6) any accounting or other questions relating to particular areas of the T. Rowe Price funds' operations or the operations of parties dealing with the T. Rowe Price funds, as circumstances indicate.

   The fund's Executive Committee, consisting of the fund's interested directors, has been authorized by its respective Board of Directors to exercise all powers of the Board to manage the fund in the intervals between meetings of the Board, except the powers prohibited by statute from being delegated.


                              Independent Directors*

  Name, Date of Birth, and     Term of Office(a)
Number of Portfolios in Fund     and Length of           Principal Occupation(s)           Other Directorships of
Complex Overseen by Director      Time Served              During Past 5 Years                Public Companies
-------------------------------------------------------------------------------------------------------------------
 Calvin W. Burnett, Ph.D.      2002               President, Coppin State College        Provident Bank of
 3/16/32                                                                                 Maryland
 98 portfolios
-------------------------------------------------------------------------------------------------------------------
 Anthony W. Deering            2002               Director, Chairman of the Board,       The Rouse Company
 1/28/45                                          President, and Chief Executive
 98 portfolios                                    Officer, The Rouse Company, real
                                                  estate developers
-------------------------------------------------------------------------------------------------------------------
 Donald W. Dick, Jr.           2002               Principal, EuroCapital Advisors,       None
 1/27/43                                          LLC, an acquisition and
 98 portfolios                                    management advisory firm
-------------------------------------------------------------------------------------------------------------------
 David K. Fagin                2002               Director, Dayton Mining                Dayton Mining
 4/9/38                                           Corporation (6/98 to present),         Corporation, Golden
 98 portfolios                                    Golden Star Resources Ltd., and        Star Resources Ltd.,
                                                  Canyon Resources, Corp. (5/00 to       and Canyon Resources,
                                                  present); Chairman and President,      Corp.
                                                  Nye Corporation
-------------------------------------------------------------------------------------------------------------------
 F. Pierce Linaweaver          2002               President, F. Pierce Linaweaver &      None
 8/22/34                                          Associates, Inc., consulting
 98 portfolios                                    environmental & civil engineers
-------------------------------------------------------------------------------------------------------------------
 Hanne M. Merriman             2002               Retail Business Consultant             Ann Taylor Stores
 11/16/41                                                                                Corporation, Ameren
 98 portfolios                                                                           Corp., Finlay
                                                                                         Enterprises, Inc., The
                                                                                         Rouse Company, and
                                                                                         US Airways Group, Inc.
-------------------------------------------------------------------------------------------------------------------
 John G. Schreiber             2002               Owner/President, Centaur Capital       AMLI Residential
 10/21/46                                         Partners, Inc., a real estate          Properties Trust, Host
 98 portfolios                                    investment company; Senior             Marriott Corporation,
                                                  Advisor and Partner, Blackstone        and The Rouse
                                                  Real Estate Advisors, L.P.             Company, real estate
                                                                                         developers
-------------------------------------------------------------------------------------------------------------------
 Hubert D. Vos                 2002               Owner/President, Stonington            None
 8/2/33                                           Capital Corporation, a private
 98 portfolios                                    investment company
-------------------------------------------------------------------------------------------------------------------
 Paul M. Wythes                2002               Founding Partner of Sutter Hill         Teltone Corporation
 6/23/33                                          Ventures, a venture capital limited
 98 portfolios                                    partnership, providing equity
                                                  capital to young high technology
                                                  companies throughout the United
                                                  States
-------------------------------------------------------------------------------------------------------------------

 * All information about the directors was current as of December 31, 2001.

 (a) Each director serves until election of a successor.

                                 Inside Directors

 Name, Date of Birth,      Term of Of
    and Number of            fice(a)
  Portfolios in Fund     and Length of     Principal Occupation(s)  Other Directorships
 Complex Overseen by       Time Served       During Past 5 Years    of Public Companies
       Director
------------------------------------------------------------------------------------------




 James S. Riepe        2002          Director and Vice President,           None
 6/25/43                             T. Rowe Price; Vice Chairman of
 98 portfolios                       the Board, Director, and Vice
                                     President, T. Rowe Price Group,
                                     Inc.; Chairman of the Board and
                                     Director, T. Rowe Price Global
                                     Asset Management Limited,
                                     T. Rowe Price Investment Services,
                                     Inc., T. Rowe Price Retirement
                                     Plan Services, Inc., and T. Rowe
                                     Price Services, Inc.; Chairman of
                                     the Board, Director, President, and
                                     Trust Officer, T. Rowe Price Trust
                                     Company; Director, T. Rowe Price
                                     International, Inc., and T. Rowe
                                     Price Global Investment Services

                                     Limited


--------------------------------------------------------------------------------------------




 M. David Testa        2002          Vice Chairman of the Board, Chief    None
 4/22/44                             Investment Officer, Director, and
 98 portfolios                       Vice President, T. Rowe Price
                                     Group, Inc.; Chief Investment
                                     Officer, Director, and Vice
                                     President, T. Rowe Price; Vice
                                     President and Director, T. Rowe
                                     Price Trust Company; Director,
                                     T. Rowe Price Global Asset
                                     Management Limited, T. Rowe
                                     Price Global Investment Services
                                     Limited, and T. Rowe Price

                                     International, Inc.


------------------------------------------------------------------------------------------



 (a) Each director serves until election of a successor.

                                     Officers

Name, Date of Birth, Address, and         Position(s) Held With
Principal Occupations                     Fund
                                          (s)
------------------------------------------------------------------------------



Joseph A. Carrier, 12/30/60                            Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



Patricia B. Lippert, 1/12/53                         Secretary
Assistant Vice President, T. Rowe Price and T.
Rowe Price Investment Services, Inc.
-------------------------------------------------------------------------------



David S. Middleton, 1/18/56                            Controller
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
-------------------------------------------------------------------------------




                            Director Compensation Table

   The fund does not pay pension or retirement benefits to its officers or directors. Also, any director of the fund who is an officer or employee of T. Rowe Price or T. Rowe Price International does not receive any remuneration from the fund.





Name of Person                                Aggregate Compensation From               Total Compensation From Fund and
--------------------------------------------  Fund                                      Fund Complex Paid to Directors
--------------------------------------------------------------------------------------  ------------------------------
                                              ----------------------------------------------------------------------------
Retirement 2010 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement 2020 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement 2030 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement 2040 Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------
Retirement Income Fund
Calvin W. Burnett, Ph.D.                                                     $370                            $110,000
Anthony W. Deering                                                            370                             110,000
Donald W. Dick, Jr.                                                           370                             110,000
David K. Fagin                                                                370                             110,000
F. Pierce Linaweaver                                                          370                             110,000
Hanne M. Merriman                                                             370                             110,000
John G. Schreiber                                                             370                             110,000
Hubert D. Vos                                                                 370                             110,000
Paul M. Wythes                                                                370                             110,000
--------------------------------------------------------------------------------------------------------------------------

  * Expenses are estimated for the period August 31, 2002 through May 31, 2003. The T. Rowe Price complex included 97 funds as of December 31, 2001.

                  Directors' Holdings in the T. Rowe Price Funds

   The following table sets forth the T. Rowe Price fund holdings of the independent and inside directors, as of December 31, 2001.

                              Burnett  Deering     Dick     Fagin    Linaweaver  Merriman  Schreiber    Vos       Wythes
-----------------------------------------------------------                                                     ----------
    Aggregate Holdings,
    -------------------         $1-     over      over      over       over       over       over      over      over
         All Funds            $10,000  $100,000  $100,000  $100,000   $100,000   $100,000  $100,000   $100,000  $100,000
         ---------
--------------------------------------------------------------------------------------------------------------------------
 Balanced Fund                 None      None      None      None $50,001-$100,000 None      None       None       None

--------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Fund         None      None   $1-$10,0$10,001-$50,000   None         over      None       None       None
                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth              None      None      None        None            None         None      None       None       None
 Fund-Advisor Class
-----------------------------------------------------------------------------------------------------------------------------------
 Blue Chip Growth Portfolio    None      None      None        None            None         None      None       None       None
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Bond      None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 California Tax-Free Money     None      None      None        None            None         None      None       None       None
 Fund
-----------------------------------------------------------------------------------------------------------------------------------
 Capital Appreciation Fund     None      None      over        None            None      $10,001-$50,000   None       None     None
                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Capital Opportunity Fund      None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Corporate Income Fund         None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Developing Technologies       None      None      None        None            None           None         None       None     None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Diversified Small-Cap         None      None      None        None            None           None         None       None     None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Dividend Growth Fund          None      None      None   $10,001-$50,000      None      $10,001-$50,000   None       None     None

------------------------------------------------------------------------------------------------------------------------------------
 Emerging Europe &             None      None      None        None            None           None         None       None     None
 Mediterranean Fund
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Bond Fund    None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Emerging Markets Stock Fund   None      None      None        None            None           None         None       None     None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund            None      None$50,001-$100,$50,001-$100,000     None      $50,001-$100,000  None  $10,001-$50,00None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Fund-Advisor    None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Equity Income Portfolio       None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Fund         None      None         None            None            None       over $100,000     None       None

------------------------------------------------------------------------------------------------------------------------------------
 Equity Index 500 Portfolio    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 European Stock Fund           None      over    $10,001-$50,000 $10,001-$50,000      None            None         None       None
                                       $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Extended Equity Market        None      None         None            None            None            None         None       None
 Index Fund
------------------------------------------------------------------------------------------------------------------------------------
 Financial Services Fund       None      None    $10,001-$50,000      None            None            None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Florida Intermediate          None      None         None            None            None            None         None       None
 Tax-Free Fund
------------------------------------------------------------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund    None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Stock Fund             None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 Global Technology Fund        None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 GNMA Fund                     None      None         None            None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Government Reserve            None      None         None            None            None            None         None       None
 Investment Fund
------------------------------------------------------------------------------------------------------------------------------------
 Growth & Income Fund          None      None      $1-$10,000         None            None            None         over       No$10,
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund             None      None    $10,001-$50,000      None       $10,001-$50,000      None         None       None

------------------------------------------------------------------------------------------------------------------------------------
 Growth Stock Fund-Advisor     None      None         None            None            None            None         None       None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Fund          None      None    $10,001-$50,000      None            None            None         None $50,001-$100

------------------------------------------------------------------------------------------------------------------------------------
 Health Sciences Portfolio     None      None         None            None            None            None         None       None
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund             $1-$10,000  None    $10,001-$50,000      None            None            None         over       None
                                                                                                                 $100,000
------------------------------------------------------------------------------------------------------------------------------------
 High Yield Fund-Advisor        None      None         None            None            None            None         None      None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Foreign          None      None         None            None            None            None         None      None
 Equity Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Large-Cap        None      None         None            None            None            None         None      None
 Value Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Mid-Cap          None      None         None            None            None            None         None      None
 Equity Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Institutional Small-Cap        None      None         None            None            None            None         None      None
 Stock Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Bond Fund        None      None   $50,001-$100,000      None            None            None         None      None

------------------------------------------------------------------------------------------------------------------------------------
 International Bond             None      None         None            None            None            None         None      None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Discovery        None$50,001-$100,0$10,001-$50,000      None       over $100,000        None         None      None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Equity Index     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Growth &         None         None            None            None            None            None         None    No
 Income Fund
------------------------------------------------------------------------------------------------------------------------------------
 International Stock Fund    $1-$10,000 over $100,000        None       over $100,000        None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 International Stock            None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Japan Fund                     None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Latin America Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Limited-Term Bond Portfolio    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Short-Term            None         None            None            None            None            None         None    No
 Tax-Free Bond Fund
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Maryland Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Media & Telecommunications     None    $10,001-$50,000      None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund            None         None         $1-$10,000    $10,001-$50,000      None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor    None         None            None            None            None            None         None    No
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio       None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 Mid-Cap Value Fund             None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth Fund        None         None            None            None       over $100,000   $10,001-$50,000   None    No
------------------------------------------------------------------------------------------------------------------------------------
 New America Growth             None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 New Asia Fund                  None         None            None       $10,001-$50,000      None            None         None    No

------------------------------------------------------------------------------------------------------------------------------------
 New Era Fund                   None         None            None            None            None            None         No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Horizons Fund           $1-$10,000      None       $10,001-$50,000   $1-$10,000    over $100,000   $10,001-$50,000   No$10,001-

------------------------------------------------------------------------------------------------------------------------------------
 New Income Fund                None         None      $50,001-$100,000      None            None            None         over    No
                                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 New Jersey Tax-Free Bond       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Bond Fund    None         None            None            None            None            None         None    No
------------------------------------------------------------------------------------------------------------------------------------
 New York Tax-Free Money        None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Balanced     None         None            None            None            None            None         None    No
 Portfolio
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Growth       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Personal Strategy Income       None         None            None            None            None            None         None    No
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund          $1-$10,000      None       over $100,000        None         $1-$10,000   $50,001-$100,0$10,001-$50,0No

------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS        None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Prime Reserve Portfolio        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Real Estate Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Reserve Investment Fund        None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology Fund      None    over $100,000        None            None            None       $10,001-$50,000     No$10,00
------------------------------------------------------------------------------------------------------------------------------------
 Science & Technology           None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Short-Term Bond Fund           None         None            None      $50,001-$100,000      None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock Fund           None         None         $1-$10,000    $10,001-$50,000      None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Stock                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value Fund           None         None            None            None            None            None           No$10,00

------------------------------------------------------------------------------------------------------------------------------------
 Small-Cap Value                None         None            None            None            None            None           None
 Fund-Advisor Class
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Growth Fund           None         None            None            None            None       over $100,000       None

------------------------------------------------------------------------------------------------------------------------------------
 Spectrum Income Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Spectrum International Fund    None         None            None            None            None       $10,001-$50,000     None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Cash Reserves Fund      None         None            None       over $100,000        None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit GNMA Fund               None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Income        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal               None         None            None            None            None            None           over
 Intermediate Fund                                                                                                        $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Summit Municipal Money         None         None            None            None            None      $50,001-$100,000     None
 Market Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund    None         None            None      $50,001-$100,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Growth Fund      None         None            None       $10,001-$50,000      None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap        None         None            None            None            None            None           None
 Growth Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund          None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS     None         None            None            None            None            None           None
 Class
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free High Yield Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Income Fund           None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Intermediate Bond     None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Tax-Free Short-Intermediate    None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 Total Equity Market Index      None         None            None            None            None            None           None
 Fund
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Bond Index Fund           None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Intermediate     None         None       over $100,000        None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Long-Term        None         None            None            None            None            None           over
 Fund                                                                                                                     $100,000
------------------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Money Fund       None         None            None            None            None            None           over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund                     None         None       $10,001-$50,000      None            None      $50,001-$100,000     over
                                                                                                                          $100,000
------------------------------------------------------------------------------------------------------------------------------------
 Value Fund-Advisor Class       None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund    None         None            None            None            None            None           None
------------------------------------------------------------------------------------------------------------------------------------

                                            Riepe                 Testa
-------------------------------------------------------------------------------
        Aggregate Holdings,
        -------------------
             All Funds                  over $100,000        over $100,000
             ---------
-------------------------------------------------------------------------------
 Balanced Fund                          over $100,000             None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund                      None                  None
-------------------------------------------------------------------------------
 Blue Chip Growth Fund-Advisor              None                  None
 Class
-------------------------------------------------------------------------------
 Blue Chip Growth Portfolio                 None                  None
-------------------------------------------------------------------------------
 California Tax-Free Bond Fund              None                  None
-------------------------------------------------------------------------------
 California Tax-Free Money Fund             None                  None
-------------------------------------------------------------------------------
 Capital Appreciation Fund              over $100,000             None
-------------------------------------------------------------------------------
 Capital Opportunity Fund                   None                  None
-------------------------------------------------------------------------------
 Corporate Income Fund                      None                  None
-------------------------------------------------------------------------------
 Developing Technologies Fund               None                  None
-------------------------------------------------------------------------------
 Diversified Small-Cap Growth Fund          None                  None
-------------------------------------------------------------------------------
 Dividend Growth Fund                       None                  None
-------------------------------------------------------------------------------
 Emerging Europe & Mediterranean            None                  None
 Fund
-------------------------------------------------------------------------------
 Emerging Markets Bond Fund                 None                  None
-------------------------------------------------------------------------------
 Emerging Markets Stock Fund                None              over $100,000
-------------------------------------------------------------------------------
 Equity Income Fund                     over $100,000             None
-------------------------------------------------------------------------------
 Equity Income Fund-Advisor Class           None                  None
-------------------------------------------------------------------------------
 Equity Income Portfolio                    None                  None
-------------------------------------------------------------------------------
 Equity Index 500 Fund                      None                  None
-------------------------------------------------------------------------------
 Equity Index 500 Portfolio                 None                  None
-------------------------------------------------------------------------------
 European Stock Fund                        None                  None
-------------------------------------------------------------------------------
 Extended Equity Market Index Fund          None                  None
-------------------------------------------------------------------------------
 Financial Services Fund                    None                  None
-------------------------------------------------------------------------------
 Florida Intermediate Tax-Free Fund         None                  None
-------------------------------------------------------------------------------
 Georgia Tax-Free Bond Fund                 None                  None
-------------------------------------------------------------------------------
 Global Stock Fund                          None                  None
-------------------------------------------------------------------------------
 Global Technology Fund                     None                  None
-------------------------------------------------------------------------------
 GNMA Fund                                  None                  None
-------------------------------------------------------------------------------
 Government Reserve Investment Fund         None                  None
-------------------------------------------------------------------------------
 Growth & Income Fund                   over $100,000             None
-------------------------------------------------------------------------------
 Growth Stock Fund                          None                  None
-------------------------------------------------------------------------------
 Growth Stock Fund-Advisor Class            None                  None
-------------------------------------------------------------------------------
 Health Sciences Fund                       None              over $100,000
-------------------------------------------------------------------------------
 Health Sciences Portfolio                  None                  None
-------------------------------------------------------------------------------
 High Yield Fund                        over $100,000             None
-------------------------------------------------------------------------------
 High Yield Fund-Advisor Class              None                  None
-------------------------------------------------------------------------------
 Institutional Foreign Equity Fund          None                  None
-------------------------------------------------------------------------------
 Institutional Large-Cap Growth             None                  None
 Fund
-------------------------------------------------------------------------------
 Institutional Large-Cap Value Fund         None                  None
-------------------------------------------------------------------------------
 Institutional Mid-Cap Equity               None                  None
 Growth Fund
-------------------------------------------------------------------------------
 Institutional Small-Cap Stock Fund         None                  None
-------------------------------------------------------------------------------
 International Bond Fund                    None                  None
-------------------------------------------------------------------------------
 International Bond Fund-Advisor            None                  None
 Class
-------------------------------------------------------------------------------
 International Discovery Fund            $1-$10,000           over $100,000
-------------------------------------------------------------------------------
 International Equity Index Fund            None                  None
-------------------------------------------------------------------------------
 International Growth & Income Fund         None                  None
-------------------------------------------------------------------------------
 International Stock Fund               over $100,000         over $100,000
-------------------------------------------------------------------------------
 International Stock Fund-Advisor           None                  None
 Class
-------------------------------------------------------------------------------
 International Stock Portfolio              None                  None
-------------------------------------------------------------------------------
 Japan Fund                             over $100,000             None
-------------------------------------------------------------------------------
 Latin America Fund                         None                  None
-------------------------------------------------------------------------------
 Limited-Term Bond Portfolio                None                  None
-------------------------------------------------------------------------------
 Maryland Short-Term Tax-Free Bond          None                  None
 Fund
-------------------------------------------------------------------------------
 Maryland Tax-Free Bond Fund                None                  None
-------------------------------------------------------------------------------
 Maryland Tax-Free Money Fund               None                  None
-------------------------------------------------------------------------------
 Media & Telecommunications Fund            None                  None
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund                        None              over $100,000
-------------------------------------------------------------------------------
 Mid-Cap Growth Fund-Advisor Class          None                  None
-------------------------------------------------------------------------------
 Mid-Cap Growth Portfolio                   None                  None
-------------------------------------------------------------------------------
 Mid-Cap Value Fund                         None                  None
-------------------------------------------------------------------------------
 New America Growth Fund                    None                  None
-------------------------------------------------------------------------------
 New America Growth Portfolio               None                  None
-------------------------------------------------------------------------------
 New Asia Fund                           $1-$10,000               None
-------------------------------------------------------------------------------
 New Era Fund                               None                  None
-------------------------------------------------------------------------------
 New Horizons Fund                          None              over $100,000
-------------------------------------------------------------------------------
 New Income Fund                            None                  None
-------------------------------------------------------------------------------
 New Jersey Tax-Free Bond Fund              None                  None
-------------------------------------------------------------------------------
 New York Tax-Free Bond Fund                None                  None
-------------------------------------------------------------------------------
 New York Tax-Free Money Fund               None                  None
-------------------------------------------------------------------------------
 Personal Strategy Balanced Fund            None                  None
-------------------------------------------------------------------------------
 Personal Strategy Balanced                 None                  None
 Portfolio
-------------------------------------------------------------------------------
 Personal Strategy Growth Fund              None                  None
-------------------------------------------------------------------------------
 Personal Strategy Income Fund              None                  None
-------------------------------------------------------------------------------
 Prime Reserve Fund                     over $100,000        $10,001-$50,000
-------------------------------------------------------------------------------
 Prime Reserve Fund-PLUS Class              None                  None
-------------------------------------------------------------------------------
 Prime Reserve Portfolio                    None                  None
-------------------------------------------------------------------------------
 Real Estate Fund                           None                  None
-------------------------------------------------------------------------------
 Reserve Investment Fund                    None                  None
-------------------------------------------------------------------------------
 Science & Technology Fund              over $100,000             None
-------------------------------------------------------------------------------
 Science & Technology Fund-Advisor          None                  None
 Class
-------------------------------------------------------------------------------
 Short-Term Bond Fund                   over $100,000             None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund                       None                  None
-------------------------------------------------------------------------------
 Small-Cap Stock Fund-Advisor Class         None                  None
-------------------------------------------------------------------------------
 Small-Cap Value Fund                   over $100,000         over $100,000
-------------------------------------------------------------------------------
 Small-Cap Value Fund-Advisor Class         None                  None
-------------------------------------------------------------------------------
 Spectrum Growth Fund                       None                  None
-------------------------------------------------------------------------------
 Spectrum Income Fund                       None                  None
-------------------------------------------------------------------------------
 Spectrum International Fund                None                  None
-------------------------------------------------------------------------------
 Summit Cash Reserves Fund              over $100,000         over $100,000
-------------------------------------------------------------------------------
 Summit GNMA Fund                           None                  None
-------------------------------------------------------------------------------
 Summit Municipal Income Fund               None                  None
-------------------------------------------------------------------------------
 Summit Municipal Intermediate Fund         None              over $100,000
-------------------------------------------------------------------------------
 Summit Municipal Money Market Fund     over $100,000             None
-------------------------------------------------------------------------------
 Tax-Efficient Balanced Fund                None                  None
-------------------------------------------------------------------------------
 Tax-Efficient Growth Fund                  None                  None
-------------------------------------------------------------------------------
 Tax-Efficient Multi-Cap Growth             None                  None
 Fund
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund                      None                  None
-------------------------------------------------------------------------------
 Tax-Exempt Money Fund-PLUS Class           None                  None
-------------------------------------------------------------------------------
 Tax-Free High Yield Fund                   None                  None
-------------------------------------------------------------------------------
 Tax-Free Income Fund                       None             $10,001-$50,000
-------------------------------------------------------------------------------
 Tax-Free Intermediate Bond Fund            None                  None
-------------------------------------------------------------------------------
 Tax-Free Short-Intermediate Fund       over $100,000             None
-------------------------------------------------------------------------------
 Total Equity Market Index Fund         over $100,000             None
-------------------------------------------------------------------------------
 U.S. Bond Index Fund                       None                  None
-------------------------------------------------------------------------------
 U.S. Treasury Intermediate Fund            None                  None
-------------------------------------------------------------------------------
 U.S. Treasury Long-Term Fund               None                  None
-------------------------------------------------------------------------------
 U.S. Treasury Money Fund                   None                  None
-------------------------------------------------------------------------------
 Value Fund                             over $100,000         over $100,000
-------------------------------------------------------------------------------
 Value Fund-Advisor Class                   None                  None
-------------------------------------------------------------------------------
 Virginia Tax-Free Bond Fund                None                  None
-------------------------------------------------------------------------------

 INVESTMENT MANAGEMENT SERVICES
 -------------------------------------------------------------------------------
   The business of Retirement Funds will be conducted by its officers, directors, and investment manager.

   Each fund will operate at a zero expense ratio. To accomplish this, the payment of each fund's operational expenses is subject to a Special Servicing Agreement described below as well as certain undertakings made by T. Rowe Price, under its Investment Management Agreement with fund. Fund expenses include: shareholder servicing fees and expenses; custodian and accounting fees and expenses; legal and auditing fees; expenses of preparing and printing prospectuses and shareholder reports; registration fees and expenses; proxy and annual meeting expenses, if any; and directors' fees and expenses.


   Special Servicing Agreements The Special Servicing Agreement ("Agreement") is between and among the Retirement Fund on behalf of Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds, the underlying funds, T. Rowe Price, and T. Rowe Price Services, Inc.


   The Agreement provides that, if the Board of Directors of any underlying Price fund determines that such underlying fund's share of the aggregate expenses of each fund is less than the estimated savings to the underlying Price fund from the operation of each fund, the underlying Price fund will bear those expenses in proportion to the average daily value of its shares owned by the funds, provided further that no underlying Price fund will bear such expenses in excess of the estimated savings to it. Such savings are expected to result primarily from the elimination of numerous separate shareholder accounts which are or would have been invested directly in the underlying Price funds and the resulting reduction in shareholder servicing costs. Although such cost savings are not certain, the estimated savings to the underlying Price funds generated by the operation of Retirement Funds are expected to be sufficient to offset most, if not all, of the expenses incurred by Retirement Funds.

   The Special Servicing Agreement also gives authority to Retirement Funds to utilize the Price name so long as (1) the Special Servicing Agreement is in effect, and (2) the assets of the funds are invested pursuant to each fund's objectives and policies in shares of the various underlying Price funds (except for such cash or cash items as the directors may determine to maintain from time to time to meet current expenses and redemptions). The Special Servicing Agreements provide that the funds will utilize assets deposited with the custodian of each fund from the sale of each fund's shares to promptly purchase shares of the specified underlying Price funds, and will undertake redemption or exchange of such shares of the underlying Price funds in the manner provided by the objectives and policies of each fund.

   Under the Investment Management Agreements with the funds, and the Special Servicing Agreement, T. Rowe Price has agreed to bear any expenses of the funds which exceed the estimated savings to each of the underlying Price funds. Of course, shareholders of the funds will still indirectly bear their fair and proportionate share of the cost of operating the underlying Price funds in which the funds invest because the funds, as shareholders of the underlying Price funds, will bear their proportionate share of any fees and expenses paid by the underlying Price funds. The funds, as shareholders of the selected underlying Price funds, will benefit only from cost-sharing reductions in proportion to their interest in such underlying Price funds.

   Services
   Under each Management Agreement, T. Rowe Price provides the fund with discretionary investment services. Specifically, T. Rowe Price is responsible for supervising and directing the investments of the fund in accordance with the fund's investment objectives, program, and restrictions as provided in its prospectus and this Statement of Additional Information. T. Rowe Price is also responsible for effecting all security transactions on behalf of the fund, including the negotiation of commissions and the allocation of principal business and portfolio brokerage. . However, it should be understood that the fund will invest its assets almost exclusively in the shares of the underlying Price funds and such investments will be made without the payment of any commission or other sales charges.
   . In addition to these services, T. Rowe Price provides the fund with certain corporate administrative services, including: maintaining the fund's corporate existence and corporate records; registering and qualifying fund shares under federal laws; monitoring the financial, accounting, and administrative functions of the fund; maintaining liaison with the agents employed by the fund such as the fund's custodian and transfer agent; assisting the fund in the coordination of such agent's activities; and permitting T. Rowe Price's employees to serve as officers, directors, and committee members of the fund without cost to the fund.

   T. Rowe Price has agreed not to be paid a management fee for performing their services. However, T. Rowe Price and T. Rowe Price International will receive management fees from managing the underlying Price funds in which the funds invest.

   Each fund's Management Agreement also provides that T. Rowe Price, its directors, officers, employees, and certain other persons performing specific functions for the fund will be liable to the fund only for losses resulting from willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

   Management Fee

   The underlying Price funds pay T. Rowe Price a fee ("Fee") which consists of two components: a Group Management Fee ("Group Fee") and an Individual Fund Fee ("Fund Fee") (other than the Equity Index 500 Fund). The Fee is paid monthly to T. Rowe Price on the first business day of the next succeeding calendar month and is calculated as described next.

   The monthly Group Fee ("Monthly Group Fee") is the sum of the daily Group Fee accruals ("Daily Group Fee Accruals") for each month. The Daily Group Fee Accrual for any particular day is computed by multiplying the Price Funds' group fee accrual as determined below ("Daily Price Funds' Group Fee Accrual") by the ratio of the Price Funds' net assets for that day to the sum of the aggregate net assets of the Price Funds for that day. The Daily Price Funds' Group Fee Accrual for any particular day is calculated by multiplying the fraction of one (1) over the number of calendar days in the year by the annualized Daily Price Funds' Group Fee Accrual for that day as determined in accordance with the following schedule:

                                       0.480%  First $1 billion  0.360%  Next $2 billion   0.310%  Next $16 billion
                                       ------------------------------------------------------------------------------
                                       0.450%  Next $1 billion   0.350%  Next $2 billion   0.305%  Next $30 billion
                                       ------------------------------------------------------------------------------
                                       0.420%  Next $1 billion   0.340%  Next $5 billion   0.300%  Next $40 billion
                                       ------------------------------------------------------------------------------
                                       0.390%  Next $1 billion   0.330%  Next $10 billion  0.295%  Thereafter
                                       ------------------------------------------------------------------------------
                                       0.370%  Next $1 billion   0.320%  Next $10 billion




   For the purpose of calculating the Group Fee, the Price Funds include all the mutual funds distributed by Investment Services (excluding the T. Rowe Price Spectrum Funds, Retirement Funds, and any institutional, index, or private label mutual funds). For the purpose of calculating the Daily Price Funds' Group Fee Accrual for any particular day, the net assets of each Price Fund are determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business.

   The monthly Fund Fee ("Monthly Fund Fee") is the sum of the daily Fund Fee accruals ("Daily Fund Fee Accruals") for each month. The Daily Fund Fee Accrual for any particular day is computed by multiplying the fraction of one
   (1) over the number of calendar days in the year by the individual Fund Fee Rate and multiplying this product by the net assets of the fund for that day, as determined in accordance with the fund's prospectus as of the close of business on the previous business day on which the fund was open for business. The individual fund fees  and total management fees of the underlying Price funds  are listed in the following table:

         Fund           Individual Fee as a Percentage   Total Management Fee Paid
         ----           ------------------------------   -------------------------
------------------------      of Fund Net Assets
                              ------------------
                        -----------------------------------------------------------
Equity Index 500                    --                             0.35%
Growth Stock                        0.25%                          0.32
High Yield                          0.30                           0.62
International Stock                 0.35                           0.67
Mid-Cap Growth                      0.35                           0.67
New Income                          0.15                           0.47
Short-Term Bond                     0.10                           0.42
Small-Cap Stock                     0.45                           0.77
Summit Cash Reserves                --                             0.45
Value                               0.35                           0.67
-----------------------------------------------------------------------------------





   Based on combined Price Funds' assets of over $94 billion at December 31, 2001, the Group Fee was 0.32%. The total combined management fee for each of the underlying Price funds would have been an annual rate as shown above.

   Control of Investment Advisor
   T. Rowe Price Group, Inc., ("Group") owns 100% of the stock of T. Rowe Price

   Associates, Inc. . Group was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies. None of the independent directors of the funds owned any stock of Group as of December 31, 2002.



 DISTRIBUTOR FOR THE FUND
 -------------------------------------------------------------------------------
   Investment Services, a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price, serves as the fund's distributor for all T. Rowe Price mutual funds on a continuous basis. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc.

   Investment Services is located at the same address as the fund and T. Rowe Price-100 East Pratt Street, Baltimore, Maryland 21202.

   Investment Services serves as distributor to the funds, pursuant to an Underwriting Agreement ("Underwriting Agreement"), which provides that the funds will pay all fees and expenses in connection with: necessary state filings; preparing, setting in type, printing, and mailing of prospectuses and reports to shareholders; and issuing shares, including expenses of confirming purchase orders.

   The Underwriting Agreement also provides that Investment Services will pay all fees and expenses in connection with: printing and distributing prospectuses and reports for use in offering and selling fund shares; preparing, setting in type, printing, and mailing all sales literature and advertising; Investment Services' federal and state registrations as a broker-dealer; and offering and selling shares for each fund, except for those fees and expenses specifically assumed by the fund. Investment Services' expenses are paid by T. Rowe Price.

   Investment Services acts as the agent of the fund, in connection with the sale of fund shares in the various states in which Investment Services is qualified as a broker-dealer. Under the Underwriting Agreement, Investment Services accepts orders for fund shares at net asset value. No sales charges are paid by investors or the fund. No compensation is paid to Investment Services.

 CUSTODIAN
 -------------------------------------------------------------------------------

   State Street Bank and Trust Company, under an agreement with Retirement Funds, on behalf of the Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds, is the custodian for the funds' U.S. securities and cash, but it does not participate in the funds' investment decisions. The Bank maintains shares of the Retirement Funds in the book entry system of the funds' transfer agent, T. Rowe Price Services. The domestic underlying funds' portfolio securities purchased in the U.S. are maintained in the custody of the Bank and may be entered into the Federal Reserve Book Entry System, or the security depository system of the Depository Trust Corporation. State Street Bank's main office is at 225 Franklin Street, Boston, Massachusetts 02110.



 SERVICES BY OUTSIDE PARTIES
 -------------------------------------------------------------------------------
   The shares of some fund shareholders are held in omnibus accounts maintained by various third parties, including retirement plan sponsors, insurance companies, banks, and broker-dealers. The fund has adopted an administrative fee payment ("AFP") program that authorizes the fund to make payments to these third parties. The payments are made for transfer agent, recordkeeping, and other administrative services provided by, or on behalf of, the third parties with respect to such shareholders and the omnibus accounts.



 CODE OF ETHICS
 -------------------------------------------------------------------------------
   The fund, its investment adviser (T. Rowe Price), and its principal underwriter (T. Rowe Price Investment Services), have a written Code of Ethics which requires persons with access to investment information ("Access Persons") to obtain prior clearance before engaging in personal securities transactions. In addition, all Access Persons must report their personal securities transactions within 10 days. Access Persons will not be permitted to effect transactions in a security if: there are pending client orders in the security; the security has been purchased or sold by a client within seven calendar days; the security is being considered for purchase for a client; ; or the security is subject to internal trading restrictions. In addition, Access Persons are prohibited from profiting from short-term trading (e.g., purchases and sales involving the same security within 60 days). Any person becoming an Access Person must file a statement of personal securities holdings within 10 days of this date. All Access Persons are required to file an annual statement with respect to their personal securities holdings. Any material violation of the Code of Ethics is reported to the Board of the fund. The Board also reviews the administration of the Code of Ethics on an annual basis.



 PRICING OF SECURITIES
 -------------------------------------------------------------------------------
   The underlying Price funds held by each fund are valued at their closing net asset value per share on the day of valuation. Assets for which the valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by or under the supervision of the officers of the fund, as authorized by the Board of Directors.



 NET ASSET VALUE PER SHARE
 -------------------------------------------------------------------------------
   The purchase and redemption price of the fund's shares is equal to the fund's net asset value per share or share price. The fund determines its net asset value per share by subtracting its liabilities (including accrued expenses and dividends payable) from its total assets (the market value of the securities the fund holds plus cash and other assets, including income accrued but not yet received) and dividing the result by the total number of shares outstanding. The net asset value per share of the fund is normally calculated as of the close of trading on the New York Stock Exchange ("NYSE") every day the NYSE is open for trading. The NYSE is closed on the following days: New Year's Day, Dr. Martin Luther King, Jr. Holiday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

   Determination of net asset value (and the offering, sale, redemption, and repurchase of shares) for the fund may be suspended at times (a) during which the NYSE is closed, other than customary weekend and holiday closings, , (b) during which trading on the NYSE is restricted, (c) during which an emergency exists as a result of which disposal by the fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the fund fairly to determine the value of its net assets, or (d) during which a governmental body having jurisdiction over the fund may by order permit such a suspension for the protection of the fund's shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether the conditions prescribed in (b), (c), or (d) exist.



 DIVIDENDS AND DISTRIBUTIONS
 -------------------------------------------------------------------------------
   Unless you elect otherwise, capital gain distributions, if any, will be reinvested on the reinvestment date using the NAV per share of that date. The reinvestment date normally precedes the payment date by one day, although the exact timing is subject to change.



 TAX STATUS
 -------------------------------------------------------------------------------
   The fund intends to qualify as a "regulated investment company" under Subchapter M of the Code.


   A portion of the dividends paid by each of the Retirement Funds may be eligible for the dividends-received deduction applicable to corporate shareholders. . Long-term capital gain distributions paid from the fund are never eligible for the dividend-received deduction. For tax purposes, it does not make any difference whether dividends and capital gain distributions are paid in cash or in additional shares. Each fund must declare dividends by December 31 of each year equal to at least 98% of ordinary income (as of December 31) and capital gains (as of October 31) in order to avoid a federal excise tax and distribute within 12 months 100% of ordinary income and capital gains (as of its tax year-end), to avoid a federal income tax.

   Distributions by the underlying funds, redemptions of shares in the underlying funds and changes in asset allocations may result in taxable ordinary income or capital gains. In addition, the Retirement Funds will generally not be able to currently offset gains realized by one underlying fund in which the Retirement Fund invests against losses realized by another underlying fund. These factors could affect the amount, timing, and character of distributions to shareholders. Under current law, it is anticipated that the automatic conversion of a portfolio into Retirement Income will not be a taxable event.

   At the time of your purchase, the fund's net asset value may reflect undistributed income, capital gains, or net unrealized appreciation of securities held by the fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable as either dividend or capital gain distributions. For federal income tax purposes, the fund is permitted to carry forward its net realized capital losses, if any, for eight years and realize net capital gains up to the amount of such losses without being required to pay taxes on, or distribute, such gains.


   If, in any taxable year, the fund should not qualify as a regulated investment company under the Code: (1) the fund would be taxed at normal corporate rates on the entire amount of its taxable income, if any, without a deduction for dividends or other distributions to shareholders; and (2) the fund's distributions, to the extent made out of the fund's current or accumulated earnings and profits, would be taxable to shareholders as ordinary dividends (regardless of whether they would otherwise have been considered capital gain dividends), and may qualify for the 70% deduction for dividends received by corporations.

                         Taxation of Foreign Shareholders

   The code provides that dividends from net income will be subject to U.S. tax. For shareholders who are not engaged in a business in the U.S., this tax would be imposed at the rate of 30% upon the gross amount of the dividends in the absence of a Tax Treaty providing for a reduced rate or exemption from U.S. taxation. Distributions of net long-term capital gains realized by the fund are not subject to tax unless the foreign shareholder is engaged in a business in the U.S. and the gains are connected with that business, or the shareholder is a nonresident alien individual who was physically present in the U.S. during the tax year for more than 182 days.



 YIELD INFORMATION
 -------------------------------------------------------------------------------

                                  Retirement Fund

   An income factor is calculated for each security in the portfolio based upon the security's market value at the beginning of the period and yield as determined in conformity with regulations of the SEC. The income factors are then totaled for all securities in the portfolio. Next, expenses of the fund for the period, net of expected reimbursements, are deducted from the income to arrive at net income, which is then converted to a per share amount by dividing net income by the average number of shares outstanding during the period. The net income per share is divided by the net asset value on the last day of the period to produce a monthly yield, which is then annualized. If applicable, a taxable-equivalent yield is calculated by dividing this yield by one minus the effective federal, state, and/or city or local income tax rates. Quoted yield factors are for comparison purposes only and are not intended to indicate future performance or forecast the dividend per share of the fund.



 INVESTMENT PERFORMANCE
 -------------------------------------------------------------------------------

                             Total Return Performance

   The fund's calculation of total return performance includes the reinvestment of all capital gain distributions and income dividends for the period or periods indicated, without regard to tax consequences to a shareholder in the fund. Total return is calculated as the percentage change between the beginning value of a static account in the fund and the ending value of that account measured by the then current net asset value, including all shares acquired through reinvestment of income and capital gain dividends.


                          Outside Sources of Information

   From time to time, in reports and promotional literature: (1) the fund's total return performance, ranking, or any other measure of the fund's performance may be compared to any one or combination of the following: (a) a broad-based index, (b) other groups of mutual funds, including T. Rowe Price funds, tracked by independent research firms, ranking entities, or financial publications; (c) indices of securities comparable to those in which the fund invests; (2) the consumer price index (or any other measure for inflation), or government statistics, such as GNP, may be used to illustrate investment attributes of the fund or the general economic, business, investment, or financial environment in which the fund operates; (3) various financial, economic, and market statistics developed by brokers, dealers, and other persons may be used to illustrate aspects of the fund's performance; (4) the effect of tax-deferred compounding on the fund's investment returns, or on returns in general in both qualified and nonqualified retirement plans or any other tax-advantaged product, may be illustrated by graphs, charts, etc.; (5) the sectors or industries in which the fund invests may be compared to relevant indices or surveys in order to evaluate the fund's historical performance or current or potential value with respect to the particular industry or sector; (6) the fund may disclose the performance of other funds or accounts managed by T. Rowe Price in a manner similar to the fund; and (7) the blended total returns or performance rankings of the funds may be disclosed.

                                Other Publications

   From time to time, in newsletters and other publications issued by Investment Services, T. Rowe Price mutual fund portfolio managers may discuss economic, financial, and political developments in the U.S. and abroad and how these conditions have affected or may affect securities prices or the fund; individual securities within the fund's portfolio; and their philosophy regarding the selection of individual stocks, including why specific stocks have been added, removed, or excluded from the fund's portfolio.


                            Other Features and Benefits

   The fund is a member of the T. Rowe Price family of funds and may help investors achieve various long-term investment goals, which include, but are not limited to, investing money for retirement, saving for a down payment on a home, or paying college costs. To explain how the fund could be used to assist investors in planning for these goals and to illustrate basic principles of investing, various worksheets and guides prepared by T. Rowe Price and/or Investment Services may be made available.


                                Redemptions in Kind

   The fund has filed a notice of election under Rule 18f-1 of the 1940 Act. This permits the fund to effect redemptions in kind and in cash as set forth in its prospectus.

   In the unlikely event a shareholder were to receive an in-kind redemption of portfolio securities of the fund, it would be the responsibility of the shareholder to dispose of the securities. The shareholder would be at risk that the value of the securities would decline prior to their sale, that it would be difficult to sell the securities, and that brokerage fees could be incurred.


                      Issuance of Fund Shares for Securities

   Transactions involving issuance of fund shares for securities or assets other than cash will be limited to (1) bona fide reorganizations; (2) statutory mergers; or (3) other acquisitions of portfolio securities that: (a) meet the investment objective and policies of the fund; (b) are acquired for investment and not for resale except in accordance with applicable law; (c) have a value that is readily ascertainable via listing on or trading in a recognized United States or international exchange or market; and (d) are not illiquid.



 CAPITAL STOCK
 -------------------------------------------------------------------------------

   The Articles of Incorporation of Retirement Funds currently establish five series (i.e., the Retirement 2010, Retirement 2020, Retirement 2030, Retirement 2040, and Retirement Income Funds), each of which represents a separate class of the Corporation's shares and has different objectives and investment policies. The Articles of Incorporation also provide that the Board of Directors may issue additional series of shares. Each share of each fund represents an equal proportionate share in that fund with each other share and is entitled to such dividends and distributions of income belonging to that fund as are declared by the Directors. In the event of the liquidation of a fund, each share is entitled to a pro-rata share of the net assets of that fund.

   The fund's Charter authorizes the Board of Directors to classify and reclassify any and all shares which are then unissued, including unissued shares of capital stock into any number of classes or series; each class or series consisting of such number of shares and having such designations, such powers, preferences, rights, qualifications, limitations, and restrictions as shall be determined by the Board subject to the 1940 Act and other applicable law. The shares of any such additional classes or series might therefore differ from the shares of the present class and series of capital stock and from each other as to preferences, conversions, or other rights, voting powers, restrictions, limitations as to dividends, qualifications, or terms or conditions of redemption, subject to applicable law, and might thus be superior or inferior to the capital stock or to other classes or series in various characteristics. The Board of Directors may increase or decrease the aggregate number of shares of stock or the number of shares of stock of any class or series that the fund has authorized to issue without shareholder approval.

   Except to the extent that the fund's Board of Directors might provide that holders of shares of a particular class are entitled to vote as a class on specified matters presented for a vote of the holders of all shares entitled to vote on such matters, there would be no right of class vote unless and to the extent that such a right might be construed to exist under Maryland law. The Directors have provided that as to any matter with respect to which a separate vote of any class is required by the 1940 Act such requirement as to a separate vote by that class shall apply in lieu of any voting requirements established by the Maryland General Corporation Law. Otherwise, holders of each class of capital stock are not entitled to vote as a class on any matter. Accordingly, the preferences, rights, and other characteristics attaching to any class of shares might be altered or eliminated, or the class might be combined with another class or classes, by action approved by the vote of the holders of a majority of all the shares of all classes entitled to be voted on the proposal, without any additional right to vote as a class by the holders of the capital stock or of another affected class or classes.


   Shareholders are entitled to one vote for each full share held (and fractional votes for fractional shares held) and will vote in the election of or removal of directors (to the extent hereinafter provided) and on other matters submitted to the vote of shareholders. There will normally be no meetings of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders, at which time the directors then in office will call a shareholders' meeting for the election of directors. Except as set forth above, the directors shall continue to hold office and may appoint successor directors. Voting rights are not cumulative, so that the holders of more than 50% of the shares voting in the election of directors can, if they choose to do so, elect all the directors of the fund, in which event the holders of the remaining shares will be unable to elect any person as a director. As set forth in the By-Laws of the Corporation, a special meeting of shareholders of the Corporation shall be called by the Secretary of the Corporation on the written request of shareholders entitled to cast at least 10% of all the votes of the Corporation entitled to be cast at such meeting. Shareholders requesting such a meeting must pay to the Corporation the reasonably estimated costs of preparing and mailing the notice of the meeting. The Corporation, however, will otherwise assist the shareholders seeking to hold the special meeting in communicating to the other shareholders of the Corporation to the extent required by Section 16(c) of the 1940 Act.


   Subject to compliance with the requirements of the Investment Company Act and without any vote or other action by the shareholders, (A) the shares of Common Stock classified as the "T. Rowe Price Retirement 2010 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2015, (B) the shares of Common Stock classified as the "T. Rowe Price Retirement 2020 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2025, (C) the shares of Common Stock classified as the "T. Rowe Price Retirement 2030 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2035, (D) the shares of Common Stock classified as the "T. Rowe Price Retirement 2040 Fund" series shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on the first business day of April, 2045, and (E) any additional series of Common Stock of the Corporation (unless provided otherwise by the Board of Directors with respect to any such additional series at the time it is established and designated) shall automatically convert into shares of Common Stock classified as the "T. Rowe Price Retirement Income Fund" series on such date as may be designated by the Board of Directors at the time such series is established and designated. Upon any such conversion, (i) the assets belonging to the converted series and the liabilities of the converted series shall automatically be exchanged for shares of Common Stock of the "T. Rowe Price Retirement Income Fund" series having an aggregate net asset value equal to the aggregate net asset value of the converted series and (ii) the shares of the "T. Rowe Price Retirement Income Fund" series shall be distributed to holders of the converted series in liquidation of such converted series; provided that, in each case, such conversion shall be
                     --------
   conducted (A) in compliance with the requirements of the Investment Company Act, (B) in accordance with the policies and procedures established by the Board of Directors from time to time, (C) if in best interests of shareholders of the series, in a manner that will not result in taxation to the shareholders of such series or the series itself under the Internal Revenue Code of 1986, as amended and (D) as the Board of Directors, in its sole discretion, deems fair and equitable. The Board of Directors, upon at least 30 days' prior written notice to the shareholders, may change the date of automatic conversion or cancel the automatic conversion of all or any series of Common Stock, unless provided otherwise by the Board of Directors with respect to any such series at the time it is established and designated.




 FEDERAL REGISTRATION OF SHARES
 -------------------------------------------------------------------------------
   The fund's shares are registered for sale under the 1933 Act. Registration of the fund's shares is not required under any state law, but the fund is required to make certain filings with and pay fees to the states in order to sell its shares in the states.



 LEGAL COUNSEL
 -------------------------------------------------------------------------------
   Shearman & Sterling, whose address is 599 Lexington Avenue, New York, New York 10022, is legal counsel to the fund.



 INDEPENDENT ACCOUNTANTS
 -------------------------------------------------------------------------------

   PricewaterhouseCoopers LLP, 250 West Pratt Street, 21st Floor, Baltimore, Maryland 21201, are the independent accountants to the funds.

   T. ROWE PRICE RETIREMENT 2010 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   T. ROWE PRICE RETIREMENT 2020 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   T. ROWE PRICE RETIREMENT 2030 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   T. ROWE PRICE RETIREMENT 2040 FUND

   August 23, 2002

   STATEMENT OF ASSETS AND LIABILITIES

     Assets
       Cash                                            $25,000
          NET ASSETS                            $25,000
                                                =======
          OFFERING AND REDEMPTION PRICE          $10.00
                                                 ------
       Net Assets Consist of:
          Paid-in-capital applicable to 2,500 shares of $0.0001
          par value capital stock outstanding; 1,000,000,000
          shares of the Corporation authorized  $25,000
                                                =======
       The accompanying note is an integral part of this financial statement.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2010 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2010 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2010 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2010 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2010 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2010 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2020 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2020 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2020 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2020 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2020 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2020 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2030 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2030 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2030 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2030 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2030 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2030 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

   NOTE TO FINANCIAL STATEMENTS



   T. Rowe Price Retirement Funds, Inc. (the corporation) was organized on July 24, 2002, as a Maryland corporation and is registered under the Investment Company Act of 1940. The corporation is a series fund, of which the Retirement 2040 Fund (the fund), a non-diversified, open-end management company, is one of the portfolios currently established. Through August 23, 2002, the fund had no operations other than those matters related to organization and registration as an investment company, the registration of shares for sale under the Securities Act of 1933, and the sale of 2,500 shares of the corporation at $10.00 per share on August 22, 2002 to T. Rowe Price Associates, Inc. via share exchange from a T. Rowe Price money market mutual fund. The exchange was settled in the ordinary course of business on August 23, 2002 with the transfer of $25,000 cash.



   The Retirement 2040 Fund pays no management fees; however, T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc. receive management fees for managing the underlying T. Rowe Price funds (underlying Price funds). In addition, expenses associated with the operation of the Retirement 2040 Fund is borne by each underlying Price fund in proportion to the average daily value of its shares owned by the Retirement 2040 Fund, pursuant to special servicing agreements between and among the corporation, the underlying Price funds, T. Rowe Price Associates, Inc., and T. Rowe Price International, Inc. Therefore, the Retirement 2040 Fund operates at a zero expense ratio, although the valuations of the underlying Price funds reflect the impact of Retirement 2040 Fund investments on management fees and other expenses of the underlying Price funds. All costs related to organization and registration of the fund are borne by the manager.

                         REPORT OF INDEPENDENT ACCOUNTANTS



   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2010 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2010 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

                         REPORT OF INDEPENDENT ACCOUNTANTS



   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2020 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2020 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

                         REPORT OF INDEPENDENT ACCOUNTANTS



   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2030 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2030 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

                         REPORT OF INDEPENDENT ACCOUNTANTS




   To the Board of Directors of T. Rowe Price Retirement Funds, Inc., and Shareholder of T. Rowe Price Retirement 2040 Fund.

   In our opinion, the accompanying statement of assets and liabilities presents fairly, in all material respects, the financial position of T. Rowe Price Retirement 2040 Fund (the "Fund") at August 23, 2002, in conformity with accounting principles generally accepted in the United States of America.
    This financial statement is the responsibility of the Fund's management; our responsibility is to express an opinion on this financial statement based on our audit. We conducted our audit of this financial statement in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statement is free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statement, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



   /s/PricewaterhouseCoopers LLP
   PricewaterhouseCoopers LLP
   Baltimore, Maryland
   September 26, 2002

PAGE 3
                                     PART C
                               OTHER INFORMATION


ITEM 22. FINANCIAL STATEMENTS

A Statement of Assets and liabilities of Registrant as of August 23, 2002, appears in the Statement of Additional Information. Such Statement has been examined by PricewaterhouseCoopers, LLP, independent accountants, and has been included in the Statement of Additional Information in reliance on the report of such accountants appearing in the Statement of Additional Information given upon their authority as experts in auditing and accounting.

+ All other financial statements, schedules and historical information have been omitted as the subject matter is not required, not present, or not present in amounts sufficient to require submission.


ITEM 23. EXHIBITS


(a)(1) Articles of Incorporation of Registrant, dated July 12, 2002 (electronically filed with initial Registration Statement dated July 15, 2002)

(a)(2)   Articles of Amendment and Restatement dated September 26, 2002




(b) By-Laws of Registrant (electronically filed with initial Registration Statement dated July 15, 2002)

(c)      Inapplicable


(d)(1) Investment Management Agreement between T. Rowe Price Retirement 2010 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002


(d)(2) Investment Management Agreement between T. Rowe Price Retirement 2020 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002


(d)(3) Investment Management Agreement between T. Rowe Price Retirement 2030 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002


(d)(4) Investment Management Agreement between T. Rowe Price Retirement 2040 Fund and T. Rowe Price Associates, Inc., dated July 24, 2002

(d)(5) Investment Management Agreement between T. Rowe Price Retirement Income Fund and T. Rowe Price Associates, Inc., dated September 4, 2002

(e) Underwriting Agreement between Registrant and T. Rowe Price Investment Services, Inc., dated September 4, 2002

(f)      Inapplicable

(g)      Custody Agreements


(g)(1) Custodian Agreement between T. Rowe Price Funds and State Street Bank and Trust Company, dated January 28, 1998, as amended November 4, 1998, April 21, 1999, February 9, 2000, April 19, 2000, July 18, 2000,
         October 25, 2000, February 7, 2001, June 7, 2001, July 24, 2001, April
         24, 2002, July 24, 2002, and September 4, 2002

(h)      Other Agreements


(h)(1) Transfer Agency and Service Agreement between T. Rowe Price Services, Inc. and T. Rowe Price Funds, dated January 1, 2002, as amended April 24, 2002, July 24, 2002, and September 4, 2002


(h)(2) Agreement between T. Rowe Price Associates, Inc. and T. Rowe Price Funds for Fund Accounting Services, dated January 1, 2002, as amended April 24, 2002, July 24, 2002, and September 4, 2002


(h)(3) Agreement between T. Rowe Price Retirement Plan Services, Inc. and the Taxable Funds, dated January 1, 2002, as amended April 24, 2002, July 24, 2002, and September 4, 2002


(h)(4) Special Servicing Agreement between T. Rowe Price Funds, T. Rowe Price Services, and T. Rowe Price Associates, Inc. and the Registrant, dated September 4, 2002

(i)      Legal Opinion

(j)      Other Opinions

(j)(1)   Consent of Independent Accountants


(k)      Inapplicable


(l)      Inapplicable

(m)      Inapplicable

PAGE 5
(n)      Inapplicable

(p)      Code of Ethics, dated April 1, 2002

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

         None

ITEM 25. INDEMNIFICATION


         The Registrant maintains comprehensive Errors and Omissions and Officers and Directors insurance policies written by ICI Mutual. These policies provide coverage for T. Rowe Price Associates, Inc. ("Manager"), and its subsidiaries and affiliates as listed in Item 26 of this Registration Statement (with the exception of the T. Rowe Price Associates Foundation, Inc.), and all other investment companies in the T. Rowe Price family of mutual funds. In addition to the corporate insureds, the policies also cover the officers, directors, and employees of the Manager, its subsidiaries, and affiliates. The premium is allocated among the named corporate insureds in accordance with the provisions of Rule 17d-1(d)(7) under the Investment Company Act of 1940.

GENERAL. The Charter of the Corporation provides that to the fullest extent permitted by Maryland or federal law, no director or officer of the Corporation shall be personally liable to the Corporation or the holders of Shares for money damages and each director and officer shall be indemnified by the Corporation; PROVIDED, HOWEVER, that nothing therein shall be deemed to protect any director or officer of the Corporation against any liability to the Corporation of the holders of Shares to which such director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

         Article X, Section 10.01 of the Registrant's By-Laws provides as follows:

         Section 10.01.
INDEMNIFICATION AND PAYMENT OF EXPENSES IN ADVANCE: The Corporation shall
--------------- --- ------- -- -------- -- -------
indemnify any individual ("Indemnitee") who is a present or former director, officer, employee, or agent of the Corporation, or who is or has been serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, who, by reason of his position was, is, or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereinafter collectively referred to as a "Proceeding") against any judgments, penalties, fines, settlements, and reasonable expenses (including

PAGE 6
attorneys' fees) incurred by such Indemnitee in connection with any Proceeding, to the fullest extent that such indemnification may be lawful under Maryland law. The Corporation shall pay any reasonable expenses so incurred by such Indemnitee in defending a Proceeding in advance of the final disposition thereof to the fullest extent that such advance payment may be lawful under Maryland law. Subject to any applicable limitations and requirements set forth in the Corporation's Articles of Incorporation and in these By-Laws, any payment of indemnification or advance of expenses shall be made in accordance with the procedures set forth in Maryland law.

         Notwithstanding the foregoing, nothing herein shall protect or purport to protect any Indemnitee against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office ("Disabling Conduct").

         Anything in this Article X to the contrary notwithstanding, no indemnification shall be made by the Corporation to any Indemnitee unless:

         (a)
there is a final decision on the merits by a court or other body before whom the Proceeding was brought that the Indemnitee was not liable by reason of Disabling Conduct; or

         (b)
in the absence of such a decision, there is a reasonable determination, based upon a review of the facts, that the Indemnitee was not liable by reason of Disabling Conduct, which determination shall be made by:

             (i)
the vote of a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         Anything in this Article X to the contrary notwithstanding, any advance of expenses by the Corporation to any Indemnitee shall be made only upon the undertaking by such Indemnitee to repay the advance unless it is ultimately determined that such Indemnitee is entitled to indemnification as above provided, and only if one of the following conditions is met:

         (a)  the Indemnitee provides a security for his undertaking; or

PAGE 7
         (b)
the Corporation shall be insured against losses arising by reason of any lawful advances; or

         (c)
there is a determination, based on a review of readily available facts, that there is reason to believe that the Indemnitee will ultimately be found entitled to indemnification, which determination shall be made by:

             (i)
a majority of a quorum of directors who are neither "interested persons" of the Corporation as defined in Section 2(a)(19) of the Investment Company Act, nor parties to the Proceeding; or

             (ii)    an independent legal counsel in a written opinion.

         SECTION 10.02. INSURANCE OF OFFICERS, DIRECTORS, EMPLOYEES, AND AGENTS. To the fullest extent permitted by applicable Maryland law and by Section 17(h) of the Investment Company Act of 1940, as from time to time amended, the Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the Corporation, or who is or was serving at the request of the Corporation as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust, or other enterprise, against any liability asserted against him and incurred by him in or arising out of his position, whether or not the Corporation would have the power to indemnify him against such liability.

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT MANAGER

PAGE 8
         T. Rowe Price Group, Inc., ("GROUP") owns 100% of the stock of T. Rowe Price Associates, Inc. Group was formed in 2000 as a holding company for the T. Rowe Price affiliated companies.

         T. Rowe Price Associates, Inc. ("PRICE ASSOCIATES"), a Maryland corporation, serves as investment adviser to individual and institutional investors, including investment companies. Price Associates is registered as an investment adviser under the Investment Advisers Act of 1940.

         T. Rowe Price Savings Bank ("SAVINGS BANK"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., commenced operations in 2000. The Savings Bank is a federally chartered savings bank, and provides federally insured bank products to a national customer base.

         T. Rowe Price International, Inc. (formerly Rowe Price-Fleming International, Inc.), a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Finance, Inc. T. Rowe Price International, Inc. ("T. ROWE PRICE INTERNATIONAL") was incorporated in Maryland in 2000 and provides investment counsel service with respect to foreign securities for institutional investors in the United States and elsewhere. In addition to managing private counsel client accounts, T. Rowe Price International also sponsors and serves as adviser and subadviser to U.S. and foreign registered investment companies which invest in foreign securities, and provides investment advice to the T. Rowe Price Trust Company, trustee of the International Common Trust Fund.

         T. Rowe Price Global Investment Services Limited ("GLOBAL INVESTMENT SERVICES") is an English Corporation, organized in 2000, and a wholly owned subsidiary of T. Rowe Price Group, Inc. Global Investment Services is also regulated by the English Financial Services Authority and provides investment management, sales, and client servicing to non-U.S. institutional and retail investors.

         T. Rowe Price Global Asset Management Limited ("GLOBAL ASSET MANAGEMENT"), an English corporation, is an SEC registered investment adviser under the Investment Advisers Act of 1940. Global Asset Management provides investment management services to Japanese investment trusts and other accounts for institutional investors in Japan pursuant to one or more delegation agreements entered into between Daiwa SB Investments, Ltd. and Global Asset Management or other advisory agreements. Global Asset Management is a wholly-owned subsidiary of T. Rowe Price Group, Inc.

         T. Rowe Price Investment Services, Inc. ("INVESTMENT SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1980 for the specific purpose

PAGE 9
of acting as principal underwriter and distributor for the registered investment companies which T. Rowe Price Associates, Inc. sponsors and serves as investment adviser (the "PRICE FUNDS"). Investment Services also serves as distributor for any proprietary variable annuity products. Investment Services is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. In 1984, Investment Services expanded its activities to include a brokerage service.

         TRP Distribution, Inc., a wholly owned subsidiary of Investment Services, was incorporated in Maryland in 1991. It was organized for, and engages in, the sale of certain investment related products prepared by Investment Services and T. Rowe Price Retirement Plan Services.

         T. Rowe Price Associates Foundation, Inc. (the "FOUNDATION"), was incorporated in 1981 (and is not a subsidiary of T. Rowe Price Associates, Inc.). The Foundation's overall objective is to improve the quality of life in the community at large by making charitable contributions to nonprofit organizations benefiting education, arts and culture, civic and community, and human services interests. In addition to grant making, the Foundation also has a very generous matching gift program whereby contributions its employees make to qualifying organizations of their choice are matched according to established guidelines.

         T. Rowe Price Services, Inc. ("PRICE SERVICES"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1982 and is registered as a transfer agent under the Securities Exchange Act of 1934. Price Services provides transfer agent, dividend disbursing, and certain other services, including shareholder services, to the Price Funds.

         T. Rowe Price Retirement Plan Services, Inc. ("RPS"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1991 and is registered as a transfer agent under the Securities Exchange Act of 1934. RPS provides administrative, recordkeeping, and subaccounting services to administrators of employee benefit plans.

         T. Rowe Price Trust Company ("TRUST COMPANY"), a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Maryland-chartered limited-service trust company, organized in 1983 for the purpose of providing fiduciary services. The Trust Company serves as trustee and/or custodian of certain qualified and non-qualified employee benefit plans, individual retirement accounts, and common trust funds.

PAGE 10
         T. Rowe Price Investment Technologies, Inc. was incorporated in Maryland in 1996. A wholly owned subsidiary of T. Rowe Price Associates, Inc., it owns the technology rights, hardware, and software of T. Rowe Price Associates, Inc. and affiliated companies and provides technology services to them.

         TRPH Corporation, a wholly owned subsidiary of T. Rowe Price Associates, Inc., was organized in 1997 to acquire an interest in a UK-based corporate finance advisory firm.

         T. Rowe Price Threshold Fund Associates, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., was incorporated in Maryland in 1994 and serves as the general partner of T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership.

         T. Rowe Price Threshold Fund III, L.P., a Delaware limited partnership, was organized in 1994 by T. Rowe Price Associates, Inc. and invests in private financings of small companies with high growth potential; Threshold Fund Associates, Inc. is the General Partner of the partnership.

         T. Rowe Price Stable Asset Management, Inc. ("STABLE ASSET MANAGEMENT"), was incorporated in Maryland in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. Stable Asset Management is registered as an investment adviser under the Investment Advisers Act of 1940, and specializes in the management of investment portfolios which seek stable investment returns through the use of guaranteed investment contracts, bank investment contracts, structured investment contracts issued by insurance companies and banks, as well as fixed income securities.

         T. Rowe Price Recovery Fund Associates, Inc., a Maryland corporation, is a wholly owned subsidiary of T. Rowe Price Associates, Inc. organized in 1988 for the purpose of serving as General Partner of T. Rowe Price Recovery Fund, L.P., a Delaware limited partnership which invests in financially distressed companies.

         T. Rowe Price Recovery Fund II Associates, L.L.C., is a Maryland limited liability company (with T. Rowe Price Associates, Inc. and T. Rowe Price Trust Company as its members) organized in 1996 to serve as General Partner of
T. Rowe Price Recovery Fund II, L.P., a Delaware limited partnership which also invests in financially distressed companies.

         T. Rowe Price (Canada), Inc. ("TRP CANADA") is a Maryland corporation organized in 1988 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. This entity is registered as an investment adviser under the Investment Advisers Act of 1940 as

PAGE 11
well as with the Ontario Securities Commission to provide advisory services to individual and institutional clients residing in Canada.

         T. Rowe Price Insurance Agency, Inc., is a wholly owned subsidiary of
T. Rowe Price Group, Inc., organized in Maryland in 1994 and licensed to do business in several states to act primarily as a distributor of proprietary variable annuity products.

         Since 1983, T. Rowe Price Associates, Inc. has organized several distinct Maryland limited partnerships, which are informally called the Pratt Street Ventures partnerships, for the purpose of acquiring interests in growth-oriented businesses.

         TRP Suburban, Inc., is a Maryland corporation organized in 1990 as a wholly owned subsidiary of T. Rowe Price Associates, Inc. It entered into agreements with McDonogh School and CMANE-McDonogh-Rowe Limited Partnership to construct an office building in Owings Mills, Maryland, which currently houses
T. Rowe Price Associates' transfer agent, plan administrative services, retirement plan services, and operations support functions.

         TRP Suburban Second, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1995 to primarily engage in the development and ownership of real property located in Owings Mills, Maryland.

         TRP Suburban Third, Inc., a wholly owned Maryland subsidiary of T. Rowe Price Associates, Inc., was incorporated in 1999 to primarily engage in the development and ownership of real property located in Colorado Springs, Colorado.

         TRP Finance, Inc., a wholly owned subsidiary of T. Rowe Price Associates, Inc., is a Delaware corporation organized in 1990 to manage certain passive corporate investments and other intangible assets.

         T. Rowe Price Strategic Partners Fund II, L.P. is a Delaware limited partnership organized in 1992, for the purpose of investing in small public and private companies seeking capital for expansion or undergoing a restructuring of ownership. The general partner of T. Rowe Price Strategic Partners Fund II, L.P. is T. Rowe Price Strategic Partners II, L.P., a Delaware limited partnership whose general partner is T. Rowe Price Strategic Partners Associates, Inc.

         T. Rowe Price Advisory Services, Inc., ("ADVISORY SERVICES"), a wholly owned subsidiary of T. Rowe Price Group, Inc. was incorporated in Maryland in 2000 Advisory Services is

PAGE 12
registered as an investment adviser under the Investment Advisers Act of 1940, and provides investment advisory services to individuals, including shareholders of the Price Funds.

         Listed below are the directors and executive officers of T. Rowe Price Group, Inc. who have other substantial businesses, professions, vocations, or employment aside from their association with T. Rowe Price Associates, Inc.:

                     DIRECTORS OF T. ROWE PRICE GROUP, INC.

D. WILLIAM J. GARRETT, Director of T. Rowe Price Group, Inc. Mr. Garrett was the Group Chief Executive of Robert Fleming Holdings Limited from 1997 until 2000 when the company was acquired by the Chase Manhattan Corporation. He also served as a director of Rowe Price-Fleming International, Inc. (now T. Rowe Price International) from 1981 until 2000. Mr. Garrett's address is 13 Stanley Crescent, London W11 2NA, England.

JAMES H. GILLIAM, JR., Director of T. Rowe Price Group, Inc. Mr. Gilliam is an attorney, private investor and consultant; counsel to Knickerbocker LLC, a private investment company; and director or trustee at several institutions. Mr. Gilliam's address is: Brandywine Plaza, 105 Foulk Road, Suite 101, Wilmington, Delaware 19803.

DONALD B. HEBB, JR., Director of T. Rowe Price Group, Inc. Mr. Hebb is the managing general partner of ABS Capital Partners. Mr. Hebb's address is One South Street, 25th Floor, Baltimore, Maryland 21202.

RICHARD L. MENSCHEL, Director of T. Rowe Price Group, Inc. Mr. Menschel is a limited partner of The Goldman Sachs Group, L.P., an investment banking firm. Mr. Menschel's address is: 85 Broad Street, 2nd Floor, New York, New York 10004.

ANNE MARIE WHITTEMORE, Director of T. Rowe Price Group, Inc. Mrs. Whittemore is a partner of the law firm of McGuire, Woods, Battle & Boothe L.L.P. and a Director of Owens & Minor, Inc.; Fort James Corporation; and Albemarle Corporation. Mrs. Whittemore's address is: One James Center, Richmond, Virginia 23219.

All of the following directors of T. Rowe Price Group, Inc. are employees of T. Rowe Price Associates, Inc.

EDWARD C. BERNARD, Director and Vice President of T. Rowe Price Group, Inc., and
T. Rowe Price Associates, Inc.; Director and President of T. Rowe Price Insurance Agency, Inc., T. Rowe Price Investment Services, Inc., and T. Rowe Price Advisory Services,

PAGE 13
Inc.; Director of T. Rowe Price Services, Inc.; Vice President of TRP Distribution, Inc.; Chairman of the Board and Director of T. Rowe Price Savings Bank.

HENRY H. HOPKINS, Director and Vice President of T. Rowe Price Group, Inc.; Director of T. Rowe Price Insurance Agency, Inc.; Director and Vice President of
T. Rowe Price (Canada), Inc., T. Rowe Price Investment Services, Inc., T. Rowe Price Recovery Fund Associates, Inc., T. Rowe Price Services, Inc., T. Rowe Price Threshold Fund Associates, Inc., T. Rowe Price Trust Company, TRP Distribution, Inc., and TRPH Corporation; Vice President of T. Rowe Price Associates, Inc., T. Rowe Price International, T. Rowe Price Retirement Plan Services, Inc., T. Rowe Price Stable Asset Management, Inc., and T. Rowe Price Strategic Partners Associates, Inc.; Vice President of T. Rowe Price Recovery Fund II Associates, L.L.C.

JAMES A.C. KENNEDY, Director and Vice President of T. Rowe Price Group, Inc. and
T. Rowe Price Associates, Inc.; President and Director of T. Rowe Price Strategic Partners Associates, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc.

JOHN H. LAPORTE, JR., Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.

WILLIAM T. REYNOLDS, Director and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price Stable Asset Management, Inc.; Director of TRP Finance, Inc.and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price Recovery Fund Associates, Inc.; President of T. Rowe Price Recovery Fund II Associates, L.L.C.

JAMES S. RIEPE, Vice-Chairman of the Board, Director, and Vice President of T. Rowe Price Group, Inc.; Director and Vice President of T. Rowe Price Associates, Inc. and T. Rowe Price Stable Asset Management, Inc.; Chairman of the Board, Director, President, and Trust Officer of T. Rowe Price Trust Company; Chairman of the Board and Director of T. Rowe Price (Canada), Inc., T. Rowe Price Global Asset Management Limited, T. Rowe Price Investment Services, Inc., T. Rowe Price Investment Technologies, Inc., T. Rowe Price Retirement Plan Services, Inc., and
T. Rowe Price Services, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, T. Rowe Price Insurance Agency, Inc., TRPH Corporation, and T. Rowe Price Advisory Services, Inc.; and Director and President of TRP Distribution, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

PAGE 14
GEORGE A. ROCHE, Chairman of the Board, Director, and President of T. Rowe Price Group, Inc.; Director and President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of TRP Finance, Inc.; Director of T. Rowe Price International, Inc., T. Rowe Price Retirement Plan Services, Inc., and T. Rowe Price Strategic Partners, Inc.; Director and Vice President of T. Rowe Price Threshold Fund Associates, Inc., TRP Suburban, Inc., TRP Suburban Second, Inc., and TRP Suburban Third, Inc.

BRIAN C. ROGERS, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.; Vice President of T. Rowe Price Trust Company.


M. DAVID TESTA, Vice Chairman of the Board, Chief Investment Officer, Director, and Vice President of T. Rowe Price Group, Inc.; Chief Investment Officer, Director, and Vice President of T. Rowe Price Associates, Inc.; Director, T. Rowe Price International, Inc., T. Rowe Price Global Investment Services Limited, TRPH Corporation, and T. Rowe Price Global Asset Management Limited; Director and President of T. Rowe Price (Canada), Inc.; Director and Vice President of T. Rowe Price Trust Company.

MARTIN G. WADE, Director and Vice President of T. Rowe Price Group, Inc.; Vice President of T. Rowe Price Associates, Inc.; Chairman of the Board and Director of T. Rowe Price International, Inc. and T. Rowe Price Global Investment Services Limited; Director, T. Rowe Price Global Asset Management Limited.

                         ADDITIONAL EXECUTIVE OFFICERS

CRISTINA WASIAK, Chief Financial Officer and Vice President of T. Rowe Price Group, Inc. and T. Rowe Price Associates, Inc.; Director, TRP Finance, Inc.

         Certain directors and officers of T. Rowe Price Group, Inc., and T. Rowe Price Associates, Inc. are also officers and/or directors of one or more of the Price Funds and/or one or more of the affiliated entities listed herein.

         See also "Management of the Funds," in Registrant's Statement of Additional Information.

ITEM 27. PRINCIPAL UNDERWRITERS

(a) The principal underwriter for the Registrant is Investment Services. Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era

PAGE 15
         Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T. Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., T. Rowe Price Institutional International Funds, Inc., T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc.,
         T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., T. Rowe Price Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., T. Rowe Price Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc., T. Rowe Price U.S. Bond Index Fund, Inc., T. Rowe Price International Index Fund, Inc., and T. Rowe Price Institutional Income Funds, Inc.


         Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

(b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.


NAME                                                               POSITIONS AND                   POSITIONS AND
                                                                   OFFICES WITH                    OFFICES WITH
                                                                   UNDERWRITER                     REGISTRANT
James S. Riepe                                                     Chairman of the Board           Director
                                                                   and Director
Edward C. Bernard                                                  President and Director          None
Henry H. Hopkins                                                   Vice President and Director     Vice President
Wayne D. O'Melia                                                   Vice President and Director     None
Charles E. Vieth                                                   Vice President and Director     None
Patricia M. Archer                                                 Vice President                  None
Steven J. Banks                                                    Vice President                  None
John T. Bielski                                                    Vice President                  None
John H. Boyd                                                       Vice President                  None
Darrell N. Braman                                                  Vice President                  None
Ronae M. Brock                                                     Vice President                  None
Edwin J. Brooks III                                                Vice President                  None
Meredith C. Callanan                                               Vice President                  None
John H. Cammack                                                    Vice President                  None
Ann R. Campbell                                                    Vice President                  None
Christine M. Carolan                                               Vice President                  None
Joseph A. Carrier                                                  Vice President                  None
Laura H. Chasney                                                   Vice President                  None
Renee M. Christoff                                                 Vice President                  None
Jerome A. Clark                                                    Vice President                  None
Joseph A. Crumbling                                                Vice President                  None
Christine S. Fahlund                                               Vice President                  None
Laurie L. Fierro                                                   Vice President                  None
Forrest R. Foss                                                    Vice President                  None
Thomas A. Gannon                                                   Vice President                  None
John R. Gilner                                                     Vice President                  None
John Halaby                                                        Vice President                  None
Douglas E. Harrison                                                Vice President                  None
David J. Healy                                                     Vice President                  None
Joanne M. Healy                                                    Vice President                  None
Joseph P. Healy                                                    Vice President                  None
Walter J. Helmlinger                                               Vice President                  None
Salvador G. LaBella                                                Vice President                  None
Steven A. Larson                                                   Vice President                  None
Cynthia W. LaRue                                                   Vice President                  None
Gayle A. Lomax                                                     Vice President                  None
Gayatri Malik                                                      Vice President                  None
Sarah McCafferty                                                   Vice President                  None
Donald W. McCall                                                   Vice President                  None
Mark J. Mitchell                                                   Vice President                  None
Nancy M. Morris                                                    Vice President                  None
George A. Murnaghan                                                Vice President                  None
Steven E. Norwitz                                                  Vice President                  None
Edmund M. Notzon III                                               Vice President                  None
Barbara A. O'Connor                                                Vice President                  None
David Oestreicher                                                  Vice President                  None
Regina M. Pizzonia                                                 Vice President                  None
Kathleen G. Polk                                                   Vice President                  None
Pamela D. Preston                                                  Vice President                  None
Kylelane Purcell                                                   Vice President                  None
Suzanne J. Ricklin                                                 Vice President                  None
George D. Riedel                                                   Vice President                  None
John R. Rockwell                                                   Vice President                  None
Christopher J. Rohan                                               Vice President                  None
Kenneth J. Rutherford                                              Vice President                  None
Alexander Savich                                                   Vice President                  None
Kristin E. Seeberger                                               Vice President                  None
John W. Seufert                                                    Vice President                  None
Donna B. Singer                                                    Vice President                  None
Carole H. Smith                                                    Vice President                  None
Scott Such                                                         Vice President                  None
Jerome Tuccille                                                    Vice President                  None
Walter L. Wdowiak                                                  Vice President                  None
Barbara A. O'Connor                                                Treasurer                       None
Barbara A. Van Horn                                                Secretary                       None
Kimberly B. Andersen                                               Assistant Vice President        None
Shane Baldino                                                      Assistant Vice President        None
Richard J. Barna                                                   Assistant Vice President        None
Catherine L. Berkenkemper                                          Assistant Vice President        None
Elizabeth A. Cairns                                                Assistant Vice President        None
Patricia M. Cannon                                                 Assistant Vice President        None
Jodi Ann Casson                                                    Assistant Vice President        None
Linsley G. Craig                                                   Assistant Vice President        None
Jon Derek Dry                                                      Assistant Vice President        None
Dominick J. Dunnigan                                               Assistant Vice President        None
Cheryl L. Emory                                                    Assistant Vice President        None
Bruce S. Fulton                                                    Assistant Vice President        None
John A. Galateria                                                  Assistant Vice President        None
Karen L. Glooch                                                    Assistant Vice President        None
Jason L. Gounaris                                                  Assistant Vice President        None
David A.J. Groves                                                  Assistant Vice President        None
Kristen L. Heerema                                                 Assistant Vice President        None
David A. Hueser                                                    Assistant Vice President        None
Shawn M. Isaacson                                                  Assistant Vice President        None
Suzanne M. Knoll                                                   Assistant Vice President        None
Patricia S. Lippert                                                Assistant Vice President        Secretary
Lois Lynch                                                         Assistant Vice President        None
Karen M. Magness                                                   Assistant Vice President        None
Amy L. Marker                                                      Assistant Vice President        None
C. Lillian Matthews                                                Assistant Vice President        None
Janice D. McCrory                                                  Assistant Vice President        None
John T. McGuigan                                                   Assistant Vice President        None
Daniel M. Middelton                                                Assistant Vice President        None
Laurie K. Mitchell                                                 Assistant Vice President        None
Clark P. Neel                                                      Assistant Vice President        None
Danielle Nicholson Smith                                           Assistant Vice President        None
JeanneMarie B. Patella                                             Assistant Vice President        None
Jean E. Ramos-Izquierdo                                            Assistant Vice President        None
Seamus A. Ray                                                      Assistant Vice President        None
Shawn D. Reagan                                                    Assistant Vice President        None
Jennifer L. Richardson                                             Assistant Vice President        None
Kristin M. Rodriguez                                               Assistant Vice President        None
Ramon D. Rodriguez                                                 Assistant Vice President        None
Deborah D. Seidel                                                  Assistant Vice President        None
Kevin C. Shea                                                      Assistant Vice President        None
Thomas L. Siedell                                                  Assistant Vice President        None
John A. Stranovsky                                                 Assistant Vice President        None
Nancy R. Tabor                                                     Assistant Vice President        None
Robyn S. Thompson                                                  Assistant Vice President        None
Judith B. Ward                                                     Assistant Vice President        None
William R. Weker, Jr.                                              Assistant Vice President        None
Natalie C. Widdowson                                               Assistant Vice President        None
Mary G. Williams                                                   Assistant Vice President        None
Linda C. Wright                                                    Assistant Vice President        None
Timothy R. Yee                                                     Assistant Vice President        None

(c) Not applicable. Investment Services will not receive any compensation with respect to its activities as underwriter for the Price Funds.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books, and other documents required to be maintained by the Registrant under Section 31(a) of the Investment Company Act of 1940 and the rules thereunder will be maintained by the Registrant at its offices at 100 East Pratt Street, Baltimore, Maryland 21202. Transfer, dividend disbursing, and shareholder service activities are performed by T. Rowe Price Services, Inc., at 4515 Painters Mill Road, Owings Mills, Maryland 21117. Custodian activities for the Registrant are performed at State Street Bank and Trust Company's Service Center (State Street South), 1776 Heritage Drive, Quincy, Massachusetts 02171.


         Custody of Registrant's portfolio securities which are purchased outside the United States is maintained by JPMorgan Chase Bank, London, in its foreign branches, with other banks or foreign depositories. JPMorgan Chase Bank, London, is located at Woolgate House, Coleman Street, London EC2P 2HD England.


ITEM 29. MANAGEMENT SERVICES

         Registrant is not a party to any management-related service contract, other than as set forth in the Prospectus or Statement of Additional Information.

ITEM 30. UNDERTAKINGS

(a)      Not applicable

         Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Baltimore, State of Maryland, this September 27, 2002.

       T. Rowe Price Retirement Funds, Inc.


       /s/James S. Riepe
By:    James S. Riepe
       Chairman of the Board

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                Title                 Date
---------                -----                 ----


/s/James S. Riepe         Chairman of the Board September 27, 2002
James S. Riepe            (Chief Executive Officer)


/s/Joseph A. Carrier     Treasurer (Chief       September 27, 2002
Joseph A. Carrier        Financial Officer)


*                        Director               September 27, 2002
Calvin W. Burnett

*                        Director               September 27, 2002
Anthony W. Deering

*                        Director               September 27, 2002
Donald W. Dick, Jr.

*                        Director               September 27, 2002
David K. Fagin

*                        Director               September 27, 2002
F. Pierce Linaweaver

*                        Director               September 27, 2002
Hanne M. Merriman

*                        Director               September 27, 2002
John G. Schreiber

/s/M. David Testa        Director               September 27, 2002
M. David Testa

*                        Director               September 27, 2002

Hubert D. Vos

*                        Director               September 27, 2002
Paul M. Wythes

*/s/Henry H. Hopkins     Vice President and     September 27, 2002
Henry H. Hopkins         Attorney-In-Fact